UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF

REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-02031

MFS SERIES TRUST V

(Exact name of registrant as specified in charter)

111 Huntington Avenue, Boston, Massachusetts 02199

(Address of principal executive offices) (Zip code)

Christopher R. Bohane

Massachusetts Financial Services Company

111 Huntington Avenue, Boston, Massachusetts 02199

(Name and address of agents for service)

Registrant’s telephone number, including area code: (617) 954-5000

Date of fiscal year end: September 30

Date of reporting period: March 31, 2018

ITEM 1.	REPORTS TO STOCKHOLDERS.

Semiannual Report

March 31, 2018

MFS® International

New Discovery Fund

MIO-SEM

MFS® International New Discovery Fund

The report is prepared for the general information of shareholders.

It is authorized for distribution to prospective investors only when preceded or accompanied by a current prospectus.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

LETTER FROM THE EXECUTIVE CHAIRMAN

Dear Shareholders:

Rising bond yields have led to a measurable uptick in market volatility — a departure from the low-volatility environment that prevailed for much of 2017. In recent months,

against this backdrop, global markets have given back some of the strong gains recorded during 2017 and early 2018. Global economic growth remains robust, notwithstanding signs of a modest slowdown over the past few months, particularly in Europe.

Although the U.S. Federal Reserve continues to gradually raise interest rates and shrink its balance sheet, monetary policy remains accommodative around the world, with many central banks taking only tentative steps toward tighter policies. Newly enacted U.S. tax reforms have been welcomed by equity markets, while emerging market economies have benefited from a weaker U.S. dollar.

Around the world, inflation remains largely subdued, but tight labor markets and solid global demand have investors on the lookout for its potential resurgence. Increased U.S. protectionism is also a growing concern, as investors fear that trade friction could disrupt the synchronized rise in global growth.

At MFS®, we believe having a disciplined, long-term investment approach through a full market cycle is essential to capturing the best opportunities while also managing risk. In our view, such a strategy, along with the professional guidance of a financial advisor, will help you reach your investment objectives.

Respectfully,

Robert J. Manning

Executive Chairman

MFS Investment Management

May 16, 2018

The opinions expressed in this letter are subject to change and may not be relied upon for investment advice. No forecasts can be guaranteed.

1

PORTFOLIO COMPOSITION

Portfolio structure

Top ten holdings
OBIC Co. Ltd.	2.2%
Bunzl PLC	2.2%
Amadeus IT Group S.A.	1.9%
Croda International PLC	1.6%
Dollarama, Inc.	1.4%
Symrise AG	1.3%
Fuji Seal International, Inc	1.3%
Yamato Holdings Co. Ltd.	1.2%
Hiscox Ltd.	1.1%
EPAM Systems, Inc.	1.1%

Equity sectors
Financial Services	14.4%
Special Products & Services	11.5%
Technology	11.0%
Basic Materials	10.4%
Consumer Staples	9.6%
Retailing	8.4%
Autos & Housing	7.0%
Leisure	6.3%
Industrial Goods & Services	6.2%
Health Care	4.5%
Transportation	3.6%
Utilities & Communications	2.8%
Energy	0.7%

Issuer country weightings (x)
Japan	21.6%
United Kingdom	18.3%
Germany	6.7%
United States	5.3%
China	3.6%
Australia	3.5%
Hong Kong	3.1%
India	3.0%
Spain	2.7%
Other Countries	32.2%

Currency exposure weightings (y)
Japanese Yen	21.6%
British Pound Sterling	19.2%
Euro	16.1%
United States Dollar	6.9%
Hong Kong Dollar	5.0%
Australian Dollar	3.5%
Brazilian Real	2.6%
Indian Rupee	2.6%
Swiss Franc	2.6%
Other Currencies	19.9%

2

Portfolio Composition – continued

(o)	Less than 0.1%.
(x)	Represents the portfolio’s exposure to issuer countries as a percentage of a portfolio’s net assets. For purposes of this presentation, United States includes Cash & Cash Equivalents and Other.
(y)	Represents the portfolio’s exposure to a particular currency as a percentage of a portfolio’s net assets. For purposes of this presentation, United States Dollar includes Cash & Cash Equivalents and Other.

Cash & Cash Equivalents includes any cash, investments in money market funds, short-term securities, and other assets less liabilities. Please see the Statement of Assets and Liabilities for additional information related to the fund’s cash position and other assets and liabilities.

Other includes equivalent exposure from currency derivatives and/or any offsets to derivative positions.

Percentages are based on net assets as of March 31, 2018.

The portfolio is actively managed and current holdings may be different.

3

EXPENSE TABLE

Fund expenses borne by the shareholders during the period, October 1, 2017 through March 31, 2018

As a shareholder of the fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on certain purchase or redemption payments, and (2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period October 1, 2017 through March 31, 2018.

Actual Expenses

The first line for each share class in the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line for each share class in the following table provides information about hypothetical account values and hypothetical expenses based on the fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line for each share class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

4

Expense Table – continued

Share Class		Annualized Expense Ratio	Beginning Account Value 10/01/17	Ending Account Value 3/31/18	Expenses Paid During Period (p) 10/01/17-3/31/18
A	Actual	1.28%	$1,000.00	$1,085.93	$6.66
	Hypothetical (h)	1.28%	$1,000.00	$1,018.55	$6.44
B	Actual	2.03%	$1,000.00	$1,081.93	$10.54
	Hypothetical (h)	2.03%	$1,000.00	$1,014.81	$10.20
C	Actual	2.03%	$1,000.00	$1,081.55	$10.53
	Hypothetical (h)	2.03%	$1,000.00	$1,014.81	$10.20
I	Actual	1.03%	$1,000.00	$1,086.98	$5.36
	Hypothetical (h)	1.03%	$1,000.00	$1,019.80	$5.19
R1	Actual	2.03%	$1,000.00	$1,081.68	$10.54
	Hypothetical (h)	2.03%	$1,000.00	$1,014.81	$10.20
R2	Actual	1.53%	$1,000.00	$1,084.24	$7.95
	Hypothetical (h)	1.53%	$1,000.00	$1,017.30	$7.70
R3	Actual	1.28%	$1,000.00	$1,085.67	$6.66
	Hypothetical (h)	1.28%	$1,000.00	$1,018.55	$6.44
R4	Actual	1.03%	$1,000.00	$1,086.92	$5.36
	Hypothetical (h)	1.03%	$1,000.00	$1,019.80	$5.19
R6	Actual	0.92%	$1,000.00	$1,087.74	$4.79
	Hypothetical (h)	0.92%	$1,000.00	$1,020.34	$4.63
529A	Actual	1.28%	$1,000.00	$1,085.63	$6.66
	Hypothetical (h)	1.28%	$1,000.00	$1,018.55	$6.44
529B	Actual	1.31%	$1,000.00	$1,085.84	$6.81
	Hypothetical (h)	1.31%	$1,000.00	$1,018.40	$6.59
529C	Actual	2.08%	$1,000.00	$1,081.54	$10.79
	Hypothetical (h)	2.08%	$1,000.00	$1,014.56	$10.45

(h)	5% class return per year before expenses.
(p)	“Expenses Paid During Period” are equal to each class’s annualized expense ratio, as shown above, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period). Expenses paid do not include any applicable sales charges (loads). If these transaction costs had been included, your costs would have been higher.

Notes to Expense Table

Each class with a Rule 12b-1 service fee is subject to a rebate of a portion of such fee. Such rebates are included in the expense ratios above. For Class 529A, Class 529B, and Class 529C shares, this rebate reduced the expense ratios above by 0.05%, 0.02%, and 0.01%, respectively. See Note 3 in the Notes to Financial Statements for additional information.

5

PORTFOLIO OF INVESTMENTS

3/31/18 (unaudited)

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Common Stocks - 95.1%
Issuer	Shares/Par	Value ($)
Aerospace - 1.5%
Cobham PLC (a)	5,481,438	$9,451,572
Embraer S.A., ADR	302,583	7,867,158
Meggitt PLC	1,647,534	9,981,015
MTU Aero Engines AG	155,880	26,238,588
Saab AB, “B”	199,440	9,026,369
Singapore Technologies Engineering Ltd.	11,168,900	30,725,400

		$93,290,102
Airlines - 0.4%
Enav S.p.A.	669,444	$3,569,991
Grupo Aeroportuario del Centro Norte S.A.B. de C.V.	1,436,722	7,005,798
Grupo Aeroportuario del Sureste S.A. de C.V., ADR	77,413	13,204,335
Stagecoach Group PLC	2,617,086	4,846,739

		$28,626,863
Alcoholic Beverages - 1.8%
Carlsberg Group	147,199	$17,590,118
China Resources Beer Holdings Co. Ltd.	14,100,000	61,658,714
Davide Campari-Milano S.p.A.	2,119,141	16,036,107
Thai Beverage PCL	29,781,200	17,759,444

		$113,044,383
Apparel Manufacturers - 0.8%
Burberry Group PLC	506,753	$12,058,127
Pacific Textiles Holdings Ltd.	31,180,000	29,911,541
Stella International Holdings Ltd.	7,097,591	9,459,656

		$51,429,324
Automotive - 2.9%
Autoliv, Inc., SDR	80,720	$11,629,759
Ford Otomotiv Sanayi S.A.	290,456	4,586,574
GKN PLC	2,397,446	15,573,545
Hella KGaA Hueck & Co.	295,203	19,396,617
Koito Manufacturing Co. Ltd.	645,800	44,791,166
Mahindra & Mahindra Ltd.	1,782,068	20,241,188
NGK Spark Plug Co. Ltd	837,800	20,180,268
Tofas Turk Otomobil Fabriikasi A.S.	493,694	3,383,643
USS Co. Ltd.	2,147,100	43,383,910

		$183,166,670

6

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Common Stocks - continued
Biotechnology - 0.3%
Abcam PLC	550,379	$9,567,332
Lonza Group AG	29,817	7,023,837

		$16,591,169
Broadcasting - 0.3%
Nippon Television Holdings, Inc.	610,800	$10,820,525
Proto Corp.	568,700	8,898,882

		$19,719,407
Brokerage & Asset Managers - 3.0%
Computershare Ltd.	1,376,249	$18,417,166
Daiwa Securities Group, Inc.	2,388,000	15,231,762
Hargreaves Lansdown PLC	855,872	19,608,875
IG Group Holdings PLC	1,379,925	15,439,877
Japan Exchange Group, Inc.	145,300	2,690,109
Rathbone Brothers PLC	875,165	29,959,698
Schroders PLC	1,156,966	51,813,287
TMX Group Ltd.	280,788	16,291,305
Yuanta Financial Holding Co. Ltd.	52,189,227	23,895,674

		$193,347,753
Business Services - 10.9%
Aeon Delight Co., Ltd.	295,700	$10,699,168
Ahlsell AB	3,274,852	20,610,490
Amadeus Fire AG	183,730	20,527,209
Ashtead Group PLC	521,672	14,198,973
Auto Trader Group PLC	7,115,369	34,999,916
Babcock International Group PLC	1,548,854	14,533,306
Brenntag AG	445,101	26,452,680
Bunzl PLC	4,770,511	140,218,913
Cerved Information Solutions S.p.A.	4,416,412	55,048,184
Cie Plastic Omnium S.A.	208,373	9,973,671
Compass Group PLC	2,792,166	57,017,886
CTS Eventim AG	816,905	38,256,418
DKSH Holding Ltd.	50,944	4,135,203
Doshisha Co. Ltd.	141,800	3,267,644
Edenred	202,894	7,050,142
Elior Group	766,815	16,662,696
Intertek Group PLC	638,535	41,747,290
Meitec Corp.	213,000	11,790,517
Midland IC&I Ltd. (a)	21,556,500	978,382
Nomura Research Institute Ltd.	897,500	42,511,160
Rightmove PLC	976,634	59,563,354
Sodexo	340,022	34,265,328

7

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Common Stocks - continued
Business Services - continued
Zoopla Property Group PLC	7,474,660	$35,236,145

		$699,744,675
Cable TV - 0.2%
NOS, SGPS, S.A.	1,896,833	$11,179,660

Chemicals - 0.4%
Orica Ltd.	1,781,775	$24,409,830

Computer Software - 2.8%
EMIS Group PLC	543,548	$6,192,295
OBIC Business Consultants Co. Ltd.	341,400	21,849,857
OBIC Co. Ltd.	1,687,700	140,370,706
Wisetech Global Ltd.	1,256,816	9,229,235

		$177,642,093
Computer Software - Systems - 3.9%
Amadeus IT Group S.A.	1,659,120	$122,447,022
EPAM Systems, Inc. (a)	590,278	67,598,636
Globant S.A. (a)(l)	160,855	8,290,467
Linx S.A.	1,597,400	9,793,084
Temenos Group AG	90,848	10,871,351
Venture Corp. Ltd.	1,315,300	28,405,643

		$247,406,203
Conglomerates - 0.6%
DCC PLC	409,413	$37,681,062

Construction - 2.5%
Bellway PLC	166,245	$7,111,540
CEMEX Latam Holdings S.A. (a)	1,901,177	6,085,935
Cyrela Brazil Realty S.A. Empreendimentos e Participacoes	1,487,700	6,889,983
DuluxGroup Ltd.	2,661,647	15,184,398
Fletcher Building Ltd.	1,603,720	6,988,820
Forterra PLC	860,618	3,574,043
Geberit AG	36,594	16,168,730
Ibstock PLC	2,297,827	9,091,261
PT Indocement Tunggal Prakarsa Tbk.	14,455,800	16,898,780
Reliance Worldwide Corp.	7,735,736	26,416,491
Rinnai Corp.	89,900	8,533,340
Semen Indonesia Persero Tbk PT	4,281,720	3,226,747
Somfy S.A.	64,885	6,586,614
Techtronic Industries Co. Ltd.	3,300,500	19,496,016

8

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Common Stocks - continued
Construction - continued
Toto Ltd.	145,700	$7,681,754

		$159,934,452
Consumer Products - 2.9%
Beiersdorf AG	195,187	$22,100,245
Dabur India Ltd.	4,788,960	24,201,574
Essity AB (a)	485,143	13,398,402
Hengan International Group Co. Ltd.	2,018,000	18,805,560
Kobayashi Pharmaceutical Co. Ltd.	680,700	49,130,924
Milbon Co. Ltd.	483,192	21,365,710
Mitsubishi Pencil Co. Ltd.	231,500	5,217,208
PZ Cussons	404,893	1,298,596
Uni-Charm Corp.	1,169,800	33,300,354

		$188,818,573
Consumer Services - 2.1%
51job, Inc., ADR (a)	476,042	$40,958,654
Asante, Inc.	170,200	3,227,889
GAEC Anima Educacao S.A.	1,082,053	8,295,374
Kakaku.com, Inc.	289,200	5,060,762
Kroton Educacional S.A.	3,207,316	13,212,224
Localiza Rent a Car S.A.	1,011,284	8,797,370
MakeMyTrip Ltd. (a)	787,737	27,334,474
Moneysupermarket.com Group PLC	3,535,965	14,228,030
Movida Participacoes S.A.	345,800	755,189
Park24 Co Ltd.	358,200	9,600,925
Rakuten	119,300	1,008,060

		$132,478,951
Containers - 2.0%
Fuji Seal International, Inc.	2,080,500	$84,076,406
Lock & Lock Co. Ltd.	343,706	8,029,158
Mayr-Melnhof Karton AG	127,604	19,343,674
Viscofan S.A.	244,274	16,861,806

		$128,311,044
Electrical Equipment - 1.8%
Bharat Heavy Electricals Ltd.	14,230,939	$17,884,483
IMI PLC	595,477	9,022,905
Legrand S.A.	238,002	18,654,517
LS Industrial Systems Co. Ltd.	614,501	35,397,656
OMRON Corp.	103,621	6,096,212
Spectris PLC	339,818	12,844,040

9

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Common Stocks - continued
Electrical Equipment - continued
Voltronic Power Technology Corp.	653,107	$12,409,414

		$112,309,227
Electronics - 2.5%
Advantech Co. Ltd.	1,021,748	$7,359,024
ASM International N.V.	275,843	20,113,497
Halma PLC	1,384,817	22,906,770
Hirose Electric Co. Ltd.	87,877	12,074,261
Infineon Technologies AG	554,339	14,828,559
Iriso Electronics Co. Ltd.	306,100	18,785,142
JEOL Ltd.	1,008,000	9,274,301
Silicon Motion Technology Corp., ADR	441,600	21,249,792
Stanley Electric Co. Ltd.	871,131	32,174,661

		$158,766,007
Energy - Independent - 0.3%
Gran Tierra Energy, Inc. (a)	4,872,154	$13,538,488
TORC Oil & Gas Ltd. (l)	771,099	3,950,211

		$17,488,699
Engineering - Construction - 0.2%
JGC Corp.	257,000	$5,589,004
Toshiba Plant Kensetsu Co. Ltd.	291,000	6,270,974

		$11,859,978
Entertainment - 0.3%
Merlin Entertainments PLC	1,661,319	$8,078,659
PVR Ltd.	606,999	11,345,190

		$19,423,849
Food & Beverages - 4.2%
Arca Continental S.A.B. de C.V.	1,411,419	$9,759,597
AVI Ltd.	2,791,436	26,130,034
BRF S.A. (a)	817,500	5,653,130
Britvic PLC	728,348	6,974,278
Coca-Cola HBC AG	320,235	11,834,291
Ezaki Glico Co. Ltd.	389,000	20,363,047
Greencore Group PLC	5,967,217	11,097,093
Kerry Group PLC	229,702	23,289,274
Kikkoman Corp.	264,600	10,643,184
Marine Harvest A.S.A.	747,252	15,014,456
Orion Corp./Republic of Korea	286,203	34,369,063
P/f Bakkafrost	811,217	44,481,688
S Foods, Inc.	205,100	8,567,920

10

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Common Stocks - continued
Food & Beverages - continued
Shenguan Holdings Group Ltd.	13,203,505	$802,288
Tate & Lyle PLC	488,682	3,733,891
Tingyi (Cayman Islands) Holdings Corp.	16,592,000	34,692,775

		$267,406,009
Food & Drug Stores - 2.1%
Clicks Group Ltd.	2,471,155	$38,012,631
Cosmos Pharmaceutical Corp.	69,800	14,162,699
Dairy Farm International Holdings Ltd.	4,245,009	33,788,960
Japan Meat Co. Ltd.	253,700	4,615,979
Matsumotokiyoshi Holdings Co. Ltd.	90,800	3,840,045
Raia Drogasil S.A.	322,206	7,300,128
San-A Co. Ltd.	151,100	8,704,882
Sundrug Co. Ltd.	560,200	25,876,444

		$136,301,768
Forest & Paper Products - 0.3%
Fibria Celulose S.A.	637,600	$12,559,066
Suzano Papel e Celulose S.A.	411,400	4,157,053

		$16,716,119
Furniture & Appliances - 1.0%
Coway Co. Ltd.	408,202	$34,390,224
SEB S.A.	106,650	20,366,507
Zojirushi Corp. (l)	751,300	10,767,656

		$65,524,387
Gaming & Lodging - 1.9%
Dalata Hotel Group PLC (a)	1,949,154	$14,869,687
Genting Berhad	9,748,700	22,002,624
Paddy Power Betfair PLC	536,529	54,950,763
Shangri-La Asia Ltd.	13,762,000	27,927,460

		$119,750,534
General Merchandise - 2.2%
B&M European Value Retail S.A.	3,400,790	$18,670,129
Dollarama, Inc.	733,407	89,134,838
Lojas Renner S.A.	1,284,100	13,360,443
Seria Co. Ltd.	411,800	20,821,240

		$141,986,650
Health Maintenance Organizations - 0.0%
Qualicorp S.A.	388,165	$2,619,551

11

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Common Stocks - continued
Insurance - 2.9%
Admiral Group PLC	354,924	$9,182,352
AUB Group Ltd.	2,782,560	30,281,242
Hiscox Ltd.	3,535,658	72,225,290
Jardine Lloyd Thompson Group PLC	1,478,438	26,591,866
Samsung Fire & Marine Insurance Co. Ltd.	87,962	22,322,658
Sony Financial Holdings, Inc.	876,900	15,954,874
XL Group Ltd.	176,539	9,755,545

		$186,313,827
Internet - 0.6%
PChome Online, Inc.	4,918,504	$28,424,321
Scout24 AG	198,570	9,245,464

		$37,669,785
Leisure & Toys - 0.1%
Shimano, Inc.	35,100	$5,060,232

Machinery & Tools - 2.1%
Aalberts Industries N.V.	242,140	$12,322,846
Fujitsu General Ltd.	131,000	2,342,869
GEA Group AG	830,887	35,322,707
Nissei ASB Machine Co. Ltd.	233,300	15,874,179
Obara Group, Inc.	82,200	4,866,877
Rotork PLC	1,912,024	7,626,545
Shima Seiki Manufacturing Ltd.	172,900	12,008,186
Spirax-Sarco Engineering PLC	278,609	22,495,629
T.K. Corp.	828,332	9,752,854
THK Co., Ltd.	255,600	10,569,428

		$133,182,120
Major Banks - 0.1%
Grupo Supervielle S.A., ADR	278,795	$8,458,640

Medical & Health Technology & Services - 0.8%
Hogy Medical Co. Ltd.	79,600	$3,213,026
Instituto Hermes Pardini S.A.	1,174,900	11,000,063
Miraca Holdings, Inc.	99,000	3,865,843
Ramsay Health Care Ltd.	357,306	17,202,969
Sonic Healthcare Ltd.	847,858	14,947,102

		$50,229,003
Medical Equipment - 2.7%
Ansell Ltd.	1,332,982	$26,092,125
Fisher & Paykel Healthcare Corp. Ltd.	1,554,381	14,929,941

12

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Common Stocks - continued
Medical Equipment - continued
Nakanishi, Inc.	1,398,000	$28,457,948
Nihon Kohden Corp.	521,600	14,514,897
Smith & Nephew PLC	1,810,084	33,801,382
Sonova Holding AG	158,220	25,123,217
Terumo Corp.	366,600	19,259,377
William Demant Holdings A/S (a)	301,880	11,239,847

		$173,418,734
Metals & Mining - 0.6%
Iluka Resources Ltd.	2,098,560	$17,175,604
MOIL Ltd.	6,090,545	18,491,970

		$35,667,574
Natural Gas - Distribution - 0.8%
China Resources Gas Group Ltd.	9,300,000	$32,481,147
Italgas SpA	2,977,041	17,788,014

		$50,269,161
Natural Gas - Pipeline - 0.2%
APA Group	1,856,400	$11,272,635

Network & Telecom - 0.4%
VTech Holdings Ltd.	2,112,665	$26,749,295

Oil Services - 0.4%
Aker Solutions ASA (a)	2,934,303	$15,635,323
TechnipFMC PLC	456,574	13,275,133

		$28,910,456
Other Banks & Diversified Financials - 5.4%
Aeon Financial Service Co. Ltd.	730,200	$16,778,713
AEON Thana Sinsap Public Co. Ltd.	2,759,200	15,750,470
Bank of Ireland (a)	922,941	8,074,349
Chiba Bank Ltd.	2,538,451	20,397,308
Credicorp Ltd.	106,821	24,252,640
E.Sun Financial Holding Co. Ltd.	56,253,898	37,718,685
Federal Bank Ltd.	18,342,466	25,422,498
FinecoBank, S.p.A.	2,267,886	27,257,802
Grupo Financiero Inbursa S.A. de C.V.	4,570,784	7,565,176
Julius Baer Group Ltd.	275,408	16,922,036
Jyske Bank	621,431	36,818,696
Metropolitan Bank & Trust Co.	19,485,646	32,041,942
Public Bank Berhad	3,221,877	19,990,964
Shizuoka Bank Ltd.	1,025,000	9,690,804

13

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Common Stocks - continued
Other Banks & Diversified Financials - continued
Shriram Transport Finance Co. Ltd.	1,458,192	$32,345,419
Sydbank A/S	325,271	11,994,625

		$343,022,127
Pharmaceuticals - 1.1%
Genomma Lab Internacional S.A., “B” (a)	8,460,970	$9,168,378
Hypermarcas S.A.	817,509	8,953,983
Kalbe Farma TBK PT	58,491,800	6,387,311
Santen Pharmaceutical Co. Ltd.	2,042,300	32,917,104
Virbac SA (a)	101,695	14,940,595

		$72,367,371
Pollution Control - 0.3%
Daiseki Co. Ltd.	792,300	$21,735,104

Precious Metals & Minerals - 0.4%
Agnico-Eagle Mines Ltd.	598,138	$25,163,255

Railroad & Shipping - 0.4%
DFDS A/S	201,472	$11,318,521
GMexico Transportes S.A.B. de C.V	4,305,360	7,507,146
Senko Group Holdings Co. Ltd.	936,500	7,287,458

		$26,113,125
Real Estate - 3.0%
Ascendas India Trust, REIT	31,933,900	$24,599,198
City Developments Ltd.	3,038,700	30,292,971
Concentradora Fibra Danhos S.A. de C.V., REIT	4,361,756	7,248,001
Concentradora Fibra Hotelera Mexicana S.A. de C.V., REIT	6,173,653	3,881,455
Deutsche Wohnen SE	284,888	13,285,483
Hibernia PLC, REIT	4,778,191	8,489,745
LEG Immobilien AG	491,425	55,230,913
Midland Holdings Ltd. (a)(h)	43,113,000	11,810,803
PLA Administratora Industrial, S.A. de R.L. de C.V.	4,875,189	8,109,225
Shaftesbury PLC, REIT	634,794	8,745,849
TAG Immobilien AG	237,520	4,927,444
Unite Group PLC, REIT	1,233,199	13,694,360

		$190,315,447
Restaurants - 2.5%
Ajisen (China) Holdings Ltd.	12,368,037	$5,864,271
Cafe De Coral Holdings Ltd.	13,630,000	34,095,542
Domino’s Pizza Enterprises Ltd. (l)	316,378	10,176,040
Domino’s Pizza Group PLC	7,076,721	32,814,154

14

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Common Stocks - continued
Restaurants - continued
Greggs PLC	703,591	$12,131,928
Heian Ceremony Service Co.	363,967	3,037,477
Jollibee Foods Corp.	1,686,170	9,662,495
Whitbread PLC	312,265	16,209,988
Yum China Holdings, Inc.	899,200	37,316,800

		$161,308,695
Specialty Chemicals - 6.1%
Air Water, Inc.	376,000	$7,335,896
Croda International PLC	1,641,472	105,200,364
Elementis PLC	956,822	3,965,512
IMCD Group NV	218,300	13,408,873
Japan Pure Chemical Co. Ltd.	41,700	1,016,978
Kansai Paint Co. Ltd.	1,037,000	24,150,049
Mexichem S.A.B de C.V.	3,075,625	9,412,969
Nihon Parkerizing Co. Ltd.	887,700	14,499,531
PT Astra Agro Lestari Tbk	15,352,000	15,059,690
PTT Global Chemical PLC	10,714,300	32,379,321
Sika AG	8,126	63,622,500
SK KAKEN Co. Ltd.	58,000	6,104,976
Symrise AG	1,063,332	85,515,511
Taisei Lamick Co. Ltd.	127,900	3,786,335
Tikkurila Oyj (l)	145,978	2,805,643

		$388,264,148
Specialty Stores - 3.2%
ABC-Mart, Inc.	362,200	$23,861,868
Dufry AG (a)	158,016	20,685,881
Esprit Holdings Ltd. (a)	6,185,199	2,116,406
Howden Joinery Group PLC	2,075,162	13,415,972
Just Eat PLC (a)	3,444,173	33,747,908
MonotaRO Co. Ltd. (l)	507,000	18,201,588
Nitori Co. Ltd.	174,900	30,910,150
Ryohin Keikaku Co. Ltd.	51,600	17,312,344
Shimamura Co. Ltd.	52,800	6,604,652
Super Retail Group Ltd. (l)	379,770	1,989,644
Takeaway.com Holding B.V. (a)	531,364	28,244,887
XXL ASA	1,044,604	10,730,628

		$207,821,928
Telecommunications - Wireless - 0.6%
Cellnex Telecom S.A.U.	1,150,468	$30,704,220
Infrastrutture Wireless Italiane S.p.A. (n)	1,387,784	10,979,860

		$41,684,080

15

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Common Stocks - continued
Telephone Services - 0.5%
Bezeq - The Israel Telecommunication Corp. Ltd.	6,073,425	$7,770,931
PT XL Axiata Tbk (a)	9,609,807	1,764,778
TDC A.S. (a)	2,666,167	22,055,969

		$31,591,678
Tobacco - 0.3%
Swedish Match AB	481,706	$21,778,248

Trucking - 2.8%
DSV A.S.	417,297	$32,907,824
Hitachi Transport System Ltd.	374,000	10,509,469
Kintetsu World Express, Inc.	277,200	5,205,071
Seino Holdings Co. Ltd.	411,500	7,572,172
SG Holdings Co. Ltd.	2,184,800	47,184,535
Yamato Holdings Co. Ltd.	3,004,600	75,351,488

		$178,730,559
Utilities - Electric Power - 0.4%
CESC Ltd.	1,205,789	$18,058,314
Equatorial Energia S.A.	386,800	8,376,986

		$26,435,300
Utilities - Water - 0.3%
Aguas Andinas S.A., “A”	16,299,206	$10,602,446
Companhia de Saneamento Basico do Estado de Sao Paulo	920,300	9,756,471

		$20,358,917
Total Common Stocks (Identified Cost, $4,064,458,369)		$6,080,866,436

Preferred Stocks - 1.3%
Consumer Products - 0.3%
Henkel AG & Co. KGaA	173,051	$22,751,635

General Merchandise - 0.3%
Lojas Americanas S.A.	3,018,800	$17,227,034

Metals & Mining - 0.2%
Gerdau S.A.	2,442,600	$11,467,779

Specialty Chemicals - 0.5%
Fuchs Petrolub SE	604,462	$32,799,828
Total Preferred Stocks (Identified Cost, $49,533,412)		$84,246,276

16

Portfolio of Investments (unaudited) – continued

Warrants - 0.0%
Issuer	Strike Price	First Exercise	Shares/Par	Value ($)
Railroad & Shipping - 0.0%
Precious Shipping Public Co. Ltd. (1 share for 1 warrant) (Identified Cost, $0) (a)	THB 18	6/30/17	467,490	$6,728

Investment Companies (h) - 3.7%
Money Market Funds - 3.7%
MFS Institutional Money Market Portfolio, 1.71% (v) (Identified Cost, $236,618,894)			236,647,246	$236,623,581

Collateral for Securities Loaned - 0.3%
JPMorgan U.S. Government Money Market Fund, 1.58% (j) (Identified Cost, $17,047,900)			17,047,900	$17,047,900

Other Assets, Less Liabilities - (0.4)%				(22,997,399)
Net Assets - 100.0%				$6,395,793,522

(a)	Non-income producing security.
(h)	An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. At period end, the aggregate values of the fund’s investments in affiliated issuers and in unaffiliated issuers were $248,434,384 and $6,170,356,537, respectively.
(j)	The rate quoted is the annualized seven-day yield of the fund at period end.
(l)	A portion of this security is on loan.
(n)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. At period end, the aggregate value of these securities was $10,979,860, representing 0.2% of net assets.
(v)	Affiliated issuer that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.

The following abbreviations are used in this report and are defined:

ADR	American Depositary Receipt
PCL	Public Company Limited
PLC	Public Limited Company
REIT	Real Estate Investment Trust
SDR	Swedish Depository Receipt

Abbreviations indicate amounts shown in currencies other than the U.S. dollar. All amounts are stated in U.S. dollars unless otherwise indicated. A list of abbreviations is shown below:

THB	Thailand Baht

See Notes to Financial Statements

17

Financial Statements

STATEMENT OF ASSETS AND LIABILITIES

At 3/31/18 (unaudited)

This statement represents your fund’s balance sheet, which details the assets and liabilities comprising the total value of the fund.

Assets
Investments in unaffiliated issuers, at value, including $28,343,067 of securities on loan (identified cost, $4,111,920,888)	$6,170,356,537
Investments in affiliated issuers, at value (identified cost, $255,737,687)	248,434,384
Foreign currency, at value (identified cost, $451,855)	451,961
Receivables for
Investments sold	2,824,649
Fund shares sold	14,149,276
Interest and dividends	20,319,032
Other assets	19,249
Total assets	$6,456,555,088
Liabilities
Payable to custodian	$3,413,585
Payables for
Investments purchased	20,880,203
Fund shares reacquired	10,847,028
Collateral for securities loaned, at value (c)	17,047,900
Payable to affiliates
Investment adviser	609,046
Shareholder servicing costs	1,924,065
Distribution and service fees	54,076
Program manager fee	60
Payable for independent Trustees’ compensation	7,318
Deferred country tax expense payable	5,426,583
Accrued expenses and other liabilities	551,702
Total liabilities	$60,761,566
Net assets	$6,395,793,522
Net assets consist of
Paid-in capital	$4,233,945,613
Unrealized appreciation (depreciation) (net of $5,426,583 deferred country tax)	2,045,952,710
Accumulated net realized gain (loss)	114,564,846
Undistributed net investment income	1,330,353
Net assets	$6,395,793,522
Shares of beneficial interest outstanding	177,692,857

(c)	Non-cash collateral is not included.

18

Statement of Assets and Liabilities (unaudited) – continued

	Net assets	Shares outstanding	Net asset value per share (a)
Class A	$1,198,851,368	33,921,997	$35.34
Class B	15,198,292	442,773	34.33
Class C	144,664,630	4,293,730	33.69
Class I	1,984,920,569	54,577,264	36.37
Class R1	2,598,371	79,023	32.88
Class R2	52,643,648	1,530,427	34.40
Class R3	177,146,835	5,057,175	35.03
Class R4	354,728,867	10,048,578	35.30
Class R6	2,454,022,165	67,420,197	36.40
Class 529A	8,514,634	244,978	34.76
Class 529B	307,373	9,313	33.01
Class 529C	2,196,770	67,402	32.59

(a)	Maximum offering price per share was equal to the net asset value per share for all share classes, except for Classes A and 529A, for which the maximum offering prices per share were $37.50 [100 / 94.25 x $35.34] and $36.88 [100 / 94.25 x $34.76], respectively. On sales of $50,000 or more, the maximum offering prices of Class A and Class 529A shares are reduced. A contingent deferred sales charge may be imposed on redemptions of Class A, Class B, Class C, Class 529B, and Class 529C shares. Redemption price per share was equal to the net asset value per share for Classes I, R1, R2, R3, R4, R6, and 529A. Net asset value per share is calculated using actual net assets and shares outstanding rather than amounts that have been rounded for presentation purposes.

See Notes to Financial Statements

19

Financial Statements

STATEMENT OF OPERATIONS

Six months ended 3/31/18 (unaudited)

This statement describes how much your fund earned in investment income and accrued in expenses. It also describes any gains and/or losses generated by fund operations.

Net investment income (loss)
Income
Dividends	$42,823,797
Dividends from affiliated issuers	1,662,973
Income on securities loaned	242,411
Interest	70
Foreign taxes withheld	(3,246,198)
Total investment income	$41,483,053
Expenses
Management fee	$27,456,653
Distribution and service fees	2,746,761
Shareholder servicing costs	2,502,903
Program manager fees	3,623
Administrative services fee	310,170
Independent Trustees’ compensation	28,504
Custodian fee	756,656
Shareholder communications	145,015
Audit and tax fees	36,865
Legal fees	29,718
Miscellaneous	166,700
Total expenses	$34,183,568
Fees paid indirectly	(1,463)
Reduction of expenses by investment adviser and distributor	(289,589)
Net expenses	$33,892,516
Net investment income (loss)	$7,590,537
Realized and unrealized gain (loss)
Realized gain (loss) (identified cost basis)
Unaffiliated issuers (net of $389,602 country tax)	$187,175,268
Affiliated issuers	(7,042)
Foreign currency	381,236
Net realized gain (loss)	$187,549,462
Change in unrealized appreciation (depreciation)
Unaffiliated issuers (net of $2,143,108 increase in deferred country tax)	$315,698,770
Affiliated issuers	(240,784)
Translation of assets and liabilities in foreign currencies	222,792
Net unrealized gain (loss)	$315,680,778
Net realized and unrealized gain (loss)	$503,230,240
Change in net assets from operations	$510,820,777

See Notes to Financial Statements

20

Financial Statements

STATEMENTS OF CHANGES IN NET ASSETS

These statements describe the increases and/or decreases in net assets resulting from operations, any distributions, and any shareholder transactions.

Change in net assets	Six months ended 3/31/18 (unaudited)	Year ended 9/30/17
From operations
Net investment income (loss)	$7,590,537	$47,589,470
Net realized gain (loss)	187,549,462	97,138,816
Net unrealized gain (loss)	315,680,778	707,821,310
Change in net assets from operations	$510,820,777	$852,549,596
Distributions declared to shareholders
From net investment income	$(61,000,158)	$(66,937,519)
From net realized gain	(102,806,455)	(49,042,020)
Total distributions declared to shareholders	$(163,806,613)	$(115,979,539)
Change in net assets from fund share transactions	$77,964,792	$456,299,410
Total change in net assets	$424,978,956	$1,192,869,467
Net assets
At beginning of period	5,970,814,566	4,777,945,099
At end of period (including undistributed net investment income of $1,330,353 and $54,739,974, respectively)	$6,395,793,522	$5,970,814,566

See Notes to Financial Statements

21

Financial Statements

FINANCIAL HIGHLIGHTS

The financial highlights table is intended to help you understand the fund’s financial performance for the semiannual period and the past 5 fiscal years. Certain information reflects financial results for a single fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the fund share class (assuming reinvestment of all distributions) held for the entire period.

	Six months ended 3/31/18		Year ended
Class A			9/30/17		9/30/16	9/30/15	9/30/14	9/30/13
	(unaudited)
Net asset value, beginning of period	$33.42		$29.34		$26.70	$27.64	$27.41	$23.23
Income (loss) from investment operations
Net investment income (loss) (d)	$0.00	(w)	$0.20	(c)	$0.26	$0.25	$0.27	$0.27
Net realized and unrealized gain (loss)	2.78		4.54		2.62	(0.88)	0.26	4.17
Total from investment operations	$2.78		$4.74		$2.88	$(0.63)	$0.53	$4.44
Less distributions declared to shareholders
From net investment income	$(0.28)		$(0.36)		$(0.24)	$(0.31)	$(0.30)	$(0.26)
From net realized gain	(0.58)		(0.30)		—	—	—	—
Total distributions declared to shareholders	$(0.86)		$(0.66)		$(0.24)	$(0.31)	$(0.30)	$(0.26)
Net asset value, end of period (x)	$35.34		$33.42		$29.34	$26.70	$27.64	$27.41
Total return (%) (r)(s)(t)(x)	8.44	(n)	16.69	(c)	10.87	(2.30)	1.93	19.29
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.29	(a)	1.33	(c)	1.37	1.37	1.36	1.39
Expenses after expense reductions (f)	1.28	(a)	1.30	(c)	1.33	1.32	1.34	1.39
Net investment income (loss)	0.03	(a)(l)	0.68	(c)	0.92	0.88	0.96	1.07
Portfolio turnover	11	(n)	17		13	15	14	15
Net assets at end of period (000 omitted)	$1,198,851		$1,224,654		$1,359,996	$1,405,724	$1,555,607	$1,581,384

See Notes to Financial Statements

22

Financial Highlights – continued

	Six months ended 3/31/18		Year ended
Class B			9/30/17		9/30/16	9/30/15	9/30/14	9/30/13
	(unaudited)
Net asset value, beginning of period	$32.36		$28.40		$25.83	$26.68	$26.40	$22.34
Income (loss) from investment operations
Net investment income (loss) (d)	$(0.12)		$(0.02	)(c)	$0.04	$0.03	$0.03	$0.04
Net realized and unrealized gain (loss)	2.70		4.41		2.55	(0.85)	0.28	4.06
Total from investment operations	$2.58		$4.39		$2.59	$(0.82)	$0.31	$4.10
Less distributions declared to shareholders
From net investment income	$(0.03)		$(0.13)		$(0.02)	$(0.03)	$(0.03)	$(0.04)
From net realized gain	(0.58)		(0.30)		—	—	—	—
Total distributions declared to shareholders	$(0.61)		$(0.43)		$(0.02)	$(0.03)	$(0.03)	$(0.04)
Net asset value, end of period (x)	$34.33		$32.36		$28.40	$25.83	$26.68	$26.40
Total return (%) (r)(s)(t)(x)	8.07	(n)	15.81	(c)	10.04	(3.06)	1.18	18.39
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	2.04	(a)	2.07	(c)	2.12	2.12	2.11	2.14
Expenses after expense reductions (f)	2.03	(a)	2.05	(c)	2.08	2.07	2.10	2.13
Net investment income (loss)	(0.72	)(a)(l)	(0.06	)(c)	0.16	0.11	0.12	0.19
Portfolio turnover	11	(n)	17		13	15	14	15
Net assets at end of period (000 omitted)	$15,198		$15,120		$17,469	$18,975	$23,690	$33,509

See Notes to Financial Statements

23

Financial Highlights – continued

	Six months ended 3/31/18		Year ended
Class C			9/30/17		9/30/16	9/30/15	9/30/14	9/30/13
	(unaudited)
Net asset value, beginning of period	$31.78		$27.93		$25.42	$26.32	$26.14	$22.17
Income (loss) from investment operations
Net investment income (loss) (d)	$(0.12)		$(0.01	)(c)	$0.05	$0.03	$0.06	$0.08
Net realized and unrealized gain (loss)	2.64		4.32		2.50	(0.83)	0.25	3.99
Total from investment operations	$2.52		$4.31		$2.55	$(0.80)	$0.31	$4.07
Less distributions declared to shareholders
From net investment income	$(0.03)		$(0.16)		$(0.04)	$(0.10)	$(0.13)	$(0.10)
From net realized gain	(0.58)		(0.30)		—	—	—	—
Total distributions declared to shareholders	$(0.61)		$(0.46)		$(0.04)	$(0.10)	$(0.13)	$(0.10)
Net asset value, end of period (x)	$33.69		$31.78		$27.93	$25.42	$26.32	$26.14
Total return (%) (r)(s)(t)(x)	8.03	(n)	15.81	(c)	10.06	(3.04)	1.17	18.41
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	2.04	(a)	2.07	(c)	2.12	2.12	2.11	2.14
Expenses after expense reductions (f)	2.03	(a)	2.05	(c)	2.08	2.07	2.10	2.14
Net investment income (loss)	(0.74	)(a)(l)	(0.04	)(c)	0.17	0.12	0.21	0.32
Portfolio turnover	11	(n)	17		13	15	14	15
Net assets at end of period (000 omitted)	$144,665		$152,036		$166,306	$166,327	$184,614	$184,560

See Notes to Financial Statements

24

Financial Highlights – continued

	Six months ended 3/31/18		Year ended
Class I			9/30/17		9/30/16	9/30/15	9/30/14	9/30/13
	(unaudited)
Net asset value, beginning of period	$34.41		$30.20		$27.48	$28.45	$28.20	$23.88
Income (loss) from investment operations
Net investment income (loss) (d)	$0.05		$0.32	(c)	$0.33	$0.33	$0.36	$0.35
Net realized and unrealized gain (loss)	2.86		4.63		2.71	(0.92)	0.26	4.29
Total from investment operations	$2.91		$4.95		$3.04	$(0.59)	$0.62	$4.64
Less distributions declared to shareholders
From net investment income	$(0.37)		$(0.44)		$(0.32)	$(0.38)	$(0.37)	$(0.32)
From net realized gain	(0.58)		(0.30)		—	—	—	—
Total distributions declared to shareholders	$(0.95)		$(0.74)		$(0.32)	$(0.38)	$(0.37)	$(0.32)
Net asset value, end of period (x)	$36.37		$34.41		$30.20	$27.48	$28.45	$28.20
Total return (%) (r)(s)(t)(x)	8.58	(n)	16.98	(c)	11.14	(2.07)	2.19	19.63
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.04	(a)	1.07	(c)	1.12	1.12	1.11	1.14
Expenses after expense reductions (f)	1.03	(a)	1.05	(c)	1.08	1.07	1.10	1.14
Net investment income (loss)	0.28	(a)(l)	1.03	(c)	1.15	1.13	1.24	1.34
Portfolio turnover	11	(n)	17		13	15	14	15
Net assets at end of period (000 omitted)	$1,984,921		$1,876,295		$1,670,850	$1,779,171	$1,871,618	$1,530,692

See Notes to Financial Statements

25

Financial Highlights – continued

	Six months ended 3/31/18		Year ended
Class R1			9/30/17		9/30/16	9/30/15	9/30/14	9/30/13
	(unaudited)
Net asset value, beginning of period	$31.03		$27.32		$24.82	$25.61	$25.52	$21.64
Income (loss) from investment operations
Net investment income (loss) (d)	$(0.13)		$(0.01	)(c)	$0.05	$0.02	$0.04	$0.17
Net realized and unrealized gain (loss)	2.59		4.21		2.45	(0.81)	0.26	3.80
Total from investment operations	$2.46		$4.20		$2.50	$(0.79)	$0.30	$3.97
Less distributions declared to shareholders
From net investment income	$(0.03)		$(0.19)		$—	$—	$(0.21)	$(0.09)
From net realized gain	(0.58)		(0.30)		—	—	—	—
Total distributions declared to shareholders	$(0.61)		$(0.49)		$—	$—	$(0.21)	$(0.09)
Net asset value, end of period (x)	$32.88		$31.03		$27.32	$24.82	$25.61	$25.52
Total return (%) (r)(s)(t)(x)	8.04	(n)	15.79	(c)	10.07	(3.08)	1.17	18.43
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	2.04	(a)	2.07	(c)	2.12	2.12	2.11	2.15
Expenses after expense reductions (f)	2.03	(a)	2.05	(c)	2.08	2.07	2.10	2.15
Net investment income (loss)	(0.78	)(a)(l)	(0.02	)(c)	0.19	0.06	0.17	0.70
Portfolio turnover	11	(n)	17		13	15	14	15
Net assets at end of period (000 omitted)	$2,598		$3,928		$3,265	$3,260	$7,403	$8,642

See Notes to Financial Statements

26

Financial Highlights – continued

	Six months ended 3/31/18		Year ended
Class R2			9/30/17		9/30/16	9/30/15	9/30/14	9/30/13
	(unaudited)
Net asset value, beginning of period	$32.51		$28.56		$25.98	$26.90	$26.72	$22.66
Income (loss) from investment operations
Net investment income (loss) (d)	$(0.04)		$0.13	(c)	$0.18	$0.16	$0.19	$0.22
Net realized and unrealized gain (loss)	2.71		4.41		2.57	(0.85)	0.25	4.06
Total from investment operations	$2.67		$4.54		$2.75	$(0.69)	$0.44	$4.28
Less distributions declared to shareholders
From net investment income	$(0.20)		$(0.29)		$(0.17)	$(0.23)	$(0.26)	$(0.22)
From net realized gain	(0.58)		(0.30)		—	—	—	—
Total distributions declared to shareholders	$(0.78)		$(0.59)		$(0.17)	$(0.23)	$(0.26)	$(0.22)
Net asset value, end of period (x)	$34.40		$32.51		$28.56	$25.98	$26.90	$26.72
Total return (%) (r)(s)(t)(x)	8.33	(n)	16.37	(c)	10.61	(2.57)	1.65	19.03
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.54	(a)	1.57	(c)	1.62	1.62	1.61	1.64
Expenses after expense reductions (f)	1.53	(a)	1.55	(c)	1.58	1.57	1.60	1.64
Net investment income (loss)	(0.22	)(a)(l)	0.46	(c)	0.66	0.60	0.70	0.89
Portfolio turnover	11	(n)	17		13	15	14	15
Net assets at end of period (000 omitted)	$52,644		$52,892		$54,065	$60,527	$75,355	$76,634

See Notes to Financial Statements

27

Financial Highlights – continued

	Six months ended 3/31/18		Year ended
Class R3			9/30/17		9/30/16	9/30/15	9/30/14	9/30/13
	(unaudited)
Net asset value, beginning of period	$33.14		$29.11		$26.50	$27.45	$27.23	$23.09
Income (loss) from investment operations
Net investment income (loss) (d)	$0.00	(w)	$0.22	(c)	$0.25	$0.24	$0.27	$0.29
Net realized and unrealized gain (loss)	2.75		4.48		2.61	(0.88)	0.26	4.12
Total from investment operations	$2.75		$4.70		$2.86	$(0.64)	$0.53	$4.41
Less distributions declared to shareholders
From net investment income	$(0.28)		$(0.37)		$(0.25)	$(0.31)	$(0.31)	$(0.27)
From net realized gain	(0.58)		(0.30)		—	—	—	—
Total distributions declared to shareholders	$(0.86)		$(0.67)		$(0.25)	$(0.31)	$(0.31)	$(0.27)
Net asset value, end of period (x)	$35.03		$33.14		$29.11	$26.50	$27.45	$27.23
Total return (%) (r)(s)(t)(x)	8.44	(n)	16.70	(c)	10.85	(2.33)	1.94	19.29
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.29	(a)	1.32	(c)	1.37	1.37	1.36	1.39
Expenses after expense reductions (f)	1.28	(a)	1.30	(c)	1.33	1.32	1.34	1.39
Net investment income (loss)	0.03	(a)(l)	0.73	(c)	0.92	0.88	0.96	1.15
Portfolio turnover	11	(n)	17		13	15	14	15
Net assets at end of period (000 omitted)	$177,147		$174,621		$157,360	$145,450	$155,509	$144,977
See Notes to Financial Statements

28

Financial Highlights – continued

	Six months ended 3/31/18		Year ended
Class R4			9/30/17		9/30/16	9/30/15	9/30/14	9/30/13
	(unaudited)
Net asset value, beginning of period	$33.43		$29.36		$26.72	$27.67	$27.43	$23.25
Income (loss) from investment operations
Net investment income (loss) (d)	$0.05		$0.29	(c)	$0.32	$0.32	$0.33	$0.34
Net realized and unrealized gain (loss)	2.77		4.52		2.64	(0.89)	0.27	4.16
Total from investment operations	$2.82		$4.81		$2.96	$(0.57)	$0.60	$4.50
Less distributions declared to shareholders
From net investment income	$(0.37)		$(0.44)		$(0.32)	$(0.38)	$(0.36)	$(0.32)
From net realized gain	(0.58)		(0.30)		—	—	—	—
Total distributions declared to shareholders	$(0.95)		$(0.74)		$(0.32)	$(0.38)	$(0.36)	$(0.32)
Net asset value, end of period (x)	$35.30		$33.43		$29.36	$26.72	$27.67	$27.43
Total return (%) (r)(s)(t)(x)	8.57	(n)	16.98	(c)	11.16	(2.07)	2.19	19.56
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.04	(a)	1.07	(c)	1.12	1.12	1.11	1.14
Expenses after expense reductions (f)	1.03	(a)	1.05	(c)	1.08	1.07	1.10	1.14
Net investment income (loss)	0.27	(a)(l)	0.96	(c)	1.15	1.15	1.15	1.36
Portfolio turnover	11	(n)	17		13	15	14	15
Net assets at end of period (000 omitted)	$354,729		$330,370		$312,467	$337,705	$350,430	$416,387

See Notes to Financial Statements

29

Financial Highlights – continued

	Six months ended 3/31/18		Year ended
Class R6			9/30/17		9/30/16	9/30/15	9/30/14	9/30/13
	(unaudited)
Net asset value, beginning of period	$34.45		$30.24		$27.51	$28.48	$28.22	$23.88
Income (loss) from investment operations
Net investment income (loss) (d)	$0.07		$0.35	(c)	$0.38	$0.37	$0.40	$0.38
Net realized and unrealized gain (loss)	2.86		4.64		2.70	(0.93)	0.25	4.28
Total from investment operations	$2.93		$4.99		$3.08	$(0.56)	$0.65	$4.66
Less distributions declared to shareholders
From net investment income	$(0.40)		$(0.48)		$(0.35)	$(0.41)	$(0.39)	$(0.32)
From net realized gain	(0.58)		(0.30)		—	—	—	—
Total distributions declared to shareholders	$(0.98)		$(0.78)		$(0.35)	$(0.41)	$(0.39)	$(0.32)
Net asset value, end of period (x)	$36.40		$34.45		$30.24	$27.51	$28.48	$28.22
Total return (%) (r)(s)(t)(x)	8.65	(n)	17.10	(c)	11.30	(1.96)	2.31	19.74
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.93	(a)	0.96	(c)	1.00	1.00	1.00	1.02
Expenses after expense reductions (f)	0.92	(a)	0.94	(c)	0.95	0.95	0.99	1.02
Net investment income (loss)	0.41	(a)(l)	1.13	(c)	1.32	1.27	1.36	1.48
Portfolio turnover	11	(n)	17		13	15	14	15
Net assets at end of period (000 omitted)	$2,454,022		$2,131,042		$1,027,737	$872,671	$823,847	$652,771

See Notes to Financial Statements

30

Financial Highlights – continued

	Six months ended 3/31/18		Year ended
Class 529A			9/30/17		9/30/16	9/30/15	9/30/14	9/30/13
	(unaudited)
Net asset value, beginning of period	$32.89		$28.90		$26.31	$27.25	$27.03	$22.90
Income (loss) from investment operations
Net investment income (loss) (d)	$0.01		$0.22	(c)	$0.25	$0.24	$0.28	$0.26
Net realized and unrealized gain (loss)	2.73		4.44		2.59	(0.87)	0.24	4.12
Total from investment operations	$2.74		$4.66		$2.84	$(0.63)	$0.52	$4.38
Less distributions declared to shareholders
From net investment income	$(0.29)		$(0.37)		$(0.25)	$(0.31)	$(0.30)	$(0.25)
From net realized gain	(0.58)		(0.30)		—	—	—	—
Total distributions declared to shareholders	$(0.87)		$(0.67)		$(0.25)	$(0.31)	$(0.30)	$(0.25)
Net asset value, end of period (x)	$34.76		$32.89		$28.90	$26.31	$27.25	$27.03
Total return (%) (r)(s)(t)(x)	8.47	(n)	16.67	(c)	10.87	(2.31)	1.92	19.32
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.36	(a)	1.42	(c)	1.47	1.47	1.46	1.49
Expenses after expense reductions (f)	1.28	(a)	1.30	(c)	1.33	1.33	1.34	1.40
Net investment income (loss)	0.04	(a)(l)	0.74	(c)	0.93	0.88	0.98	1.06
Portfolio turnover	11	(n)	17		13	15	14	15
Net assets at end of period (000 omitted)	$8,515		$7,540		$6,193	$5,911	$6,174	$5,740

See Notes to Financial Statements

31

Financial Highlights – continued

	Six months ended 3/31/18		Year ended
Class 529B			9/30/17		9/30/16	9/30/15	9/30/14	9/30/13
	(unaudited)
Net asset value, beginning of period	$31.15		$27.51		$24.85	$25.67	$25.50	$21.62
Income (loss) from investment operations
Net investment income (loss) (d)	$0.00	(w)	$0.08	(c)	$0.20	$0.01	$0.02	$0.06
Net realized and unrealized gain (loss)	2.59		4.22		2.46	(0.80)	0.26	3.90
Total from investment operations	$2.59		$4.30		$2.66	$(0.79)	$0.28	$3.96
Less distributions declared to shareholders
From net investment income	$(0.15)		$(0.36)		$—	$(0.03)	$(0.11)	$(0.08)
From net realized gain	(0.58)		(0.30)		—	—	—	—
Total distributions declared to shareholders	$(0.73)		$(0.66)		$—	$(0.03)	$(0.11)	$(0.08)
Net asset value, end of period (x)	$33.01		$31.15		$27.51	$24.85	$25.67	$25.50
Total return (%) (r)(s)(t)(x)	8.45	(n)	16.19	(c)	10.70	(3.06)	1.11	18.37
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.36	(a)	1.79	(c)	1.61	2.22	2.20	2.24
Expenses after expense reductions (f)	1.31	(a)	1.71	(c)	1.50	2.11	2.13	2.17
Net investment income (loss)	0.00	(a)(l)(w)	0.30	(c)	0.76	0.04	0.06	0.27
Portfolio turnover	11	(n)	17		13	15	14	15
Net assets at end of period (000 omitted)	$307		$297		$330	$344	$499	$748

See Notes to Financial Statements

32

Financial Highlights – continued

	Six months ended 3/31/18		Year ended
Class 529C			9/30/17		9/30/16	9/30/15	9/30/14	9/30/13
	(unaudited)
Net asset value, beginning of period	$30.78		$27.08		$24.66	$25.56	$25.41	$21.59
Income (loss) from investment operations
Net investment income (loss) (d)	$(0.12)		$(0.02	)(c)	$0.04	$0.02	$0.04	$0.06
Net realized and unrealized gain (loss)	2.56		4.18		2.43	(0.80)	0.24	3.89
Total from investment operations	$2.44		$4.16		$2.47	$(0.78)	$0.28	$3.95
Less distributions declared to shareholders
From net investment income	$(0.05)		$(0.16)		$(0.05)	$(0.12)	$(0.13)	$(0.13)
From net realized gain	(0.58)		(0.30)		—	—	—	—
Total distributions declared to shareholders	$(0.63)		$(0.46)		$(0.05)	$(0.12)	$(0.13)	$(0.13)
Net asset value, end of period (x)	$32.59		$30.78		$27.08	$24.66	$25.56	$25.41
Total return (%) (r)(s)(t)(x)	8.02	(n)	15.75	(c)	10.03	(3.08)	1.09	18.38
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	2.11	(a)	2.17	(c)	2.22	2.22	2.21	2.24
Expenses after expense reductions (f)	2.08	(a)	2.10	(c)	2.12	2.12	2.14	2.19
Net investment income (loss)	(0.75	)(a)(l)	(0.08	)(c)	0.14	0.09	0.15	0.27
Portfolio turnover	11	(n)	17		13	15	14	15
Net assets at end of period (000 omitted)	$2,197		$2,020		$1,909	$1,965	$2,015	$1,913

See Notes to Financial Statements

33

Financial Highlights – continued

(a)	Annualized.
(c)	Amount reflects a one-time reimbursement of expenses by the custodian (or former custodian) without which net investment income and performance would be lower and expenses would be higher.
(d)	Per share data is based on average shares outstanding.
(f)	Ratios do not reflect reductions from fees paid indirectly, if applicable.
(l)	Recognition of net investment income by the fund may be affected by the timing of the declaration of dividends by companies in which the fund invests and the actual annual net investment income ratio may differ.
(n)	Not annualized.
(r)	Certain expenses have been reduced without which performance would have been lower.
(s)	From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
(t)	Total returns do not include any applicable sales charges.
(w)	Per share amount was less than $0.01 and total return or ratio was less than 0.01%, as applicable.
(x)	The net asset values and total returns have been calculated on net assets which include adjustments made in accordance with U.S. generally accepted accounting principles required at period end for financial reporting purposes.

See Notes to Financial Statements

34

NOTES TO FINANCIAL STATEMENTS

(unaudited)

(1) Business and Organization

MFS International New Discovery Fund (the fund) is a diversified series of MFS Series Trust V (the trust). The trust is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company.

The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services – Investment Companies.

(2) Significant Accounting Policies

General – The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. In the preparation of these financial statements, management has evaluated subsequent events occurring after the date of the fund’s Statement of Assets and Liabilities through the date that the financial statements were issued. The fund invests in foreign securities, including securities of emerging market issuers. Investments in foreign securities are vulnerable to the effects of changes in the relative values of the local currency and the U.S. dollar and to the effects of changes in each country’s market, economic, industry, political, regulatory, geopolitical, and other conditions. Investments in emerging markets can involve additional and greater risks than the risks associated with investments in developed foreign markets. Emerging markets can have less developed markets, greater custody and operational risk, less developed legal, regulatory, and accounting systems, and greater political, social, and economic instability than developed markets.

Balance Sheet Offsetting – The fund’s accounting policy with respect to balance sheet offsetting is that, absent an event of default by the counterparty or a termination of the agreement, the International Swaps and Derivatives Association (ISDA) Master Agreement, or similar agreement, does not result in an offset of reported amounts of financial assets and financial liabilities in the Statement of Assets and Liabilities across transactions between the fund and the applicable counterparty. The fund’s right to setoff may be restricted or prohibited by the bankruptcy or insolvency laws of the particular jurisdiction to which a specific master netting agreement counterparty is subject. Balance sheet offsetting disclosures, to the extent applicable to the fund, have been included in the fund’s Significant Accounting Policies note under the captions for each of the fund’s in-scope financial instruments and transactions.

Investment Valuations – Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price on their primary market or exchange as provided by a third-party pricing service. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation on their primary market or exchange as provided by a third-party pricing

35

Notes to Financial Statements (unaudited) – continued

service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. Values obtained from third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur on a frequent basis after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

Various inputs are used in determining the value of the fund’s assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund’s assessment of the

36

Notes to Financial Statements (unaudited) – continued

significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. The following is a summary of the levels used as of March 31, 2018 in valuing the fund’s assets or liabilities:

Financial Instruments	Level 1	Level 2	Level 3	Total
Equity Securities:
Japan	$1,370,755,464	$—	$—	$1,370,755,464
United Kingdom	1,172,003,834	—	—	1,172,003,834
Germany	426,879,301	—	—	426,879,301
China	78,275,454	154,304,755	—	232,580,209
Australia	—	222,794,481	—	222,794,481
Hong Kong	21,270,459	175,063,602	—	196,334,061
India	27,334,474	167,990,636	—	195,325,110
Spain	170,013,048	—	—	170,013,048
Brazil	168,042,068	—	—	168,042,068
Other Countries	1,575,222,775	435,169,089	—	2,010,391,864
Mutual Funds	253,671,481	—	—	253,671,481
Total	$5,263,468,358	$1,155,322,563	$—	$6,418,790,921

For further information regarding security characteristics, see the Portfolio of Investments.

Of the level 2 investments presented above, equity investments amounting to $1,051,100,588 would have been considered level 1 investments at the beginning of the period. The primary reason for changes in the classifications between levels 1 and 2 occurs when foreign equity securities are fair valued using other observable market-based inputs in place of the closing exchange price due to events occurring after the close of the exchange or market on which the investment is principally traded. The fund’s foreign equity securities may often be valued using other observable market-based inputs. The fund’s policy is to recognize transfers between the levels as of the end of the period.

Foreign Currency Translation – Purchases and sales of foreign investments, income, and expenses are converted into U.S. dollars based upon currency exchange rates prevailing on the respective dates of such transactions or on the reporting date for foreign denominated receivables and payables. Gains and losses attributable to foreign currency exchange rates on sales of securities are recorded for financial statement purposes as net realized gains and losses on investments. Gains and losses attributable to foreign exchange rate movements on receivables, payables, income and expenses are recorded for financial statement purposes as foreign currency transaction gains and losses. That portion of both realized and unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.

37

Notes to Financial Statements (unaudited) – continued

Security Loans – Under its Securities Lending Agency Agreement with the fund, JPMorgan Chase and Co. (“Chase”), as lending agent, loans the securities of the fund to certain qualified institutions (the “Borrowers”) approved by the fund. Security loans can be terminated at the discretion of either the lending agent or the fund and the related securities must be returned within the earlier of the standard trade settlement period for such securities or within three business days. The loans are collateralized by cash and/or U.S. Treasury and federal agency obligations in an amount typically at least equal to the market value of the securities loaned. On loans collateralized by cash, the cash collateral is invested in a money market fund. The market value of the loaned securities is determined at the close of business of the fund and any additional required collateral is delivered to the fund on the next business day. Chase provides the fund with indemnification against Borrower default. In the event of Borrower default, Chase will, for the benefit of the fund, either purchase securities identical to those loaned or, when such purchase is commercially impracticable, pay the fund the market value of the loaned securities. In return, Chase assumes the fund’s rights to the related collateral. If the collateral value is less than the cost to purchase identical securities, Chase is responsible for the shortfall, but only to the extent that such shortfall is not due to a decline in collateral value resulting from collateral reinvestment for which the fund bears the risk of loss. At period end, the fund had investment securities on loan, all of which were classified as equity securities in the fund’s Portfolio of Investments, with a fair value of $28,343,067. The fair value of the fund’s investment securities on loan and a related liability of $17,047,900 for cash collateral received on securities loaned are both presented gross in the Statement of Assets and Liabilities. Additionally, these loans were collateralized by U.S. Treasury Obligations of $12,801,571. The collateral on securities loaned exceeded the value of securities on loan at period end. The liability for cash collateral for securities loaned is carried at fair value, which is categorized as level 2 within the fair value hierarchy. A portion of the income generated upon investment of the collateral is remitted to the Borrowers, and the remainder is allocated between the fund and the lending agent. On loans collateralized by U.S. Treasury and/or federal agency obligations, a fee is received from the Borrower, and is allocated between the fund and the lending agent. Income from securities lending is separately reported in the Statement of Operations. The dividend and interest income earned on the securities loaned is accounted for in the same manner as other dividend and interest income.

Indemnifications – Under the fund’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the fund. Additionally, in the normal course of business, the fund enters into agreements with service providers that may contain indemnification clauses. The fund’s maximum exposure under these agreements is unknown as this would involve future claims that may be made against the fund that have not yet occurred.

Investment Transactions and Income – Investment transactions are recorded on the trade date. Interest income is recorded on the accrual basis. Dividends received in cash are recorded on the ex-dividend date. Certain dividends from foreign securities will be recorded when the fund is informed of the dividend if such information is obtained subsequent to the ex-dividend date. Dividend and interest payments received in

38

Notes to Financial Statements (unaudited) – continued

additional securities are recorded on the ex-dividend or ex-interest date in an amount equal to the value of the security on such date.

The fund may receive proceeds from litigation settlements. Any proceeds received from litigation involving portfolio holdings are reflected in the Statement of Operations in realized gain/loss if the security has been disposed of by the fund or in unrealized gain/loss if the security is still held by the fund. Any other proceeds from litigation not related to portfolio holdings are reflected as other income in the Statement of Operations.

Fees Paid Indirectly – The fund’s custody fee may be reduced by a credit earned under an arrangement that measures the value of U.S. dollars deposited with the custodian by the fund. The amount of the credit, for the six months ended March 31, 2018, is shown as a reduction of total expenses in the Statement of Operations.

Tax Matters and Distributions – The fund intends to qualify as a regulated investment company, as defined under Subchapter M of the Internal Revenue Code, and to distribute all of its taxable income, including realized capital gains. As a result, no provision for federal income tax is required. The fund’s federal tax returns, when filed, will remain subject to examination by the Internal Revenue Service for a three year period. Management has analyzed the fund’s tax positions taken on federal and state tax returns for all open tax years and does not believe that there are any uncertain tax positions that require recognition of a tax liability. Foreign taxes, if any, have been accrued by the fund in the accompanying financial statements in accordance with the applicable foreign tax law. Foreign income taxes may be withheld by certain countries in which the fund invests. Additionally, capital gains realized by the fund on securities issued in or by certain foreign countries may be subject to capital gains tax imposed by those countries.

Distributions to shareholders are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These adjustments have no impact on net assets or net asset value per share. Temporary differences which arise from recognizing certain items of income, expense, gain or loss in different periods for financial statement and tax purposes will reverse at some time in the future. Distributions in excess of net investment income or net realized gains are temporary overdistributions for financial statement purposes resulting from differences in the recognition or classification of income or distributions for financial statement and tax purposes.

Book/tax differences primarily relate to passive foreign investment companies, wash sale loss deferrals, and treating a portion of the proceeds from redemptions as a distribution for tax purposes.

39

Notes to Financial Statements (unaudited) – continued

The tax character of distributions made during the current period will be determined at fiscal year end. The tax character of distributions declared to shareholders for the last fiscal year is as follows:

Year ended 9/30/17
Ordinary income (including any short-term capital gains)	$66,937,519
Long-term capital gains	49,042,020
Total distributions	$115,979,539

The federal tax cost and the tax basis components of distributable earnings were as follows:

As of 3/31/18
Cost of investments	$4,367,658,575
Gross appreciation	2,261,624,604
Gross depreciation	(210,492,258)
Net unrealized appreciation (depreciation)	$2,051,132,346

As of 9/30/17
Undistributed ordinary income	73,228,131
Undistributed long-term capital gain	65,072,160
Other temporary differences	(423,265)
Net unrealized appreciation (depreciation)	1,676,956,719

The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.

Multiple Classes of Shares of Beneficial Interest – The fund offers multiple classes of shares, which differ in their respective distribution, service, and program manager fees. The fund’s income, realized and unrealized gain (loss), and common expenses are allocated to shareholders based on the daily net assets of each class. Dividends are declared separately for each class. Differences in per share dividend rates are generally due to differences in separate class expenses. Class B and Class 529B shares will convert to Class A and Class 529A shares, respectively, approximately eight years after purchase. Effective April 23, 2018, Class C and Class 529C shares will convert to Class A and Class 529A shares, respectively, approximately ten years after purchase.

40

Notes to Financial Statements (unaudited) – continued

The fund’s distributions declared to shareholders as reported in the Statements of Changes in Net Assets are presented by class as follows:

	From net investment income		From net realized gain
	Six months ended 3/31/18	Year ended 9/30/17	Six months ended 3/31/18	Year ended 9/30/17
Class A	$9,585,658	$15,904,675	$20,219,931	$13,268,167
Class B	13,361	75,647	265,634	173,248
Class C	136,950	914,080	2,668,999	1,734,531
Class I	20,044,502	25,451,336	32,214,339	17,408,705
Class R1	3,441	23,948	61,598	37,807
Class R2	314,297	531,389	923,051	556,493
Class R3	1,450,943	1,977,228	2,982,787	1,602,692
Class R4	3,603,576	4,651,039	5,753,068	3,188,527
Class R6	25,775,048	17,312,942	37,537,871	10,981,873
Class 529A	67,853	79,915	135,835	65,382
Class 529B	1,450	4,044	5,470	3,379
Class 529C	3,079	11,276	37,872	21,216
Total	$61,000,158	$66,937,519	$102,806,455	$49,042,020

(3) Transactions with Affiliates

Investment Adviser – The fund has an investment advisory agreement with MFS to provide overall investment management and related administrative services and facilities to the fund. The management fee is computed daily and paid monthly at the following annual rates based on the fund’s average daily net assets:

Up to $500 million	0.975%
In excess of $500 million and up to $1 billion	0.925%
In excess of $1 billion and up to $3 billion	0.90%
In excess of $3 billion and up to $5 billion	0.85%
In excess of $5 billion and up to $10 billion	0.80%
In excess of $10 billion	0.75%

MFS has agreed in writing to reduce its management fee by a specified amount if certain MFS mutual fund assets exceed thresholds agreed to by MFS and the fund’s Board of Trustees. For the six months ended March 31, 2018, this management fee reduction amounted to $275,045, which is included in the reduction of total expenses in the Statement of Operations. The management fee incurred for the six months ended March 31, 2018 was equivalent to an annual effective rate of 0.86% of the fund’s average daily net assets.

Distributor – MFS Fund Distributors, Inc. (MFD), a wholly-owned subsidiary of MFS, as distributor, received $112,844 and $2,619 for the six months ended March 31, 2018, as its portion of the initial sales charge on sales of Class A and Class 529A shares of the fund, respectively.

The Board of Trustees has adopted a distribution plan for certain share classes pursuant to Rule 12b-1 of the Investment Company Act of 1940.

41

Notes to Financial Statements (unaudited) – continued

The fund’s distribution plan provides that the fund will pay MFD for services provided by MFD and financial intermediaries in connection with the distribution and servicing of certain share classes. One component of the plan is a distribution fee paid to MFD and another component of the plan is a service fee paid to MFD. MFD may subsequently pay all, or a portion, of the distribution and/or service fees to financial intermediaries.

Distribution Plan Fee Table:

	Distribution Fee Rate (d)	Service Fee Rate (d)	Total Distribution Plan (d)	Annual Effective Rate (e)	Distribution and Service Fee
Class A	—	0.25%	0.25%	0.25%	$1,522,812
Class B	0.75%	0.25%	1.00%	1.00%	76,601
Class C	0.75%	0.25%	1.00%	1.00%	752,732
Class R1	0.75%	0.25%	1.00%	1.00%	15,309
Class R2	0.25%	0.25%	0.50%	0.50%	134,285
Class R3	—	0.25%	0.25%	0.25%	223,912
Class 529A	—	0.25%	0.25%	0.20%	10,165
Class 529B	0.75%	0.25%	1.00%	0.23%	379
Class 529C	0.75%	0.25%	1.00%	0.99%	10,566
Total Distribution and Service Fees					$2,746,761

(d)	In accordance with the distribution plan for certain classes, the fund pays distribution and/or service fees equal to these annual percentage rates of each class’s average daily net assets. The distribution and service fee rates disclosed by class represent the current rates in effect at the end of the reporting period. Any rate changes, if applicable, are detailed below.
(e)	The annual effective rates represent actual fees incurred under the distribution plan for the six months ended March 31, 2018 based on each class’s average daily net assets. MFD has voluntarily agreed to rebate a portion of each class’s 0.25% service fee attributable to accounts for which MFD retains the 0.25% service fee except for accounts attributable to MFS or its affiliates’ seed money. For the six months ended March 31, 2018, this rebate amounted to $10,957, $243, $374, $6, $10, $1,881, $33, and $54 for Class A, Class B, Class C, Class R2, Class R3, Class 529A, Class 529B, and Class 529C, respectively, and is included in the reduction of total expenses in the Statement of Operations. For the period October 1, 2017 through March 31, 2018, the 0.75% distribution fee was not imposed for Class 529B shares.

Certain Class A shares are subject to a contingent deferred sales charge (CDSC) in the event of a shareholder redemption within 18 months of purchase. Class C and Class 529C shares are subject to a CDSC in the event of a shareholder redemption within 12 months of purchase. Class B and Class 529B shares are subject to a CDSC in the event of a shareholder redemption within six years of purchase. All contingent deferred sales charges are paid to MFD and during the six months ended March 31, 2018, were as follows:

Amount
Class A	$1,702
Class B	5,138
Class C	2,231
Class 529B	—
Class 529C	2

The fund has entered into and may from time to time enter into contracts with program managers and other parties which administer the tuition programs through

42

Notes to Financial Statements (unaudited) – continued

which an investment in the fund’s 529 share classes is made. For the period from October 1, 2017 through December 10, 2017, the fund had entered into an agreement with MFD pursuant to which MFD received an annual fee of up to 0.10% of the average daily net assets attributable to each 529 share class. MFD had agreed to waive a portion of this fee in an amount equal to 0.05% of the average daily net assets for each 529 share class. This waiver agreement terminated on December 10, 2017. For the period from October 1, 2017 through December 10, 2017, this waiver amounted to $986 and is included in the reduction of total expenses in the Statement of Operations. Effective December 11, 2017, the fund has entered into an agreement with MFD pursuant to which MFD receives an annual fee of up to 0.05% of the average daily net assets attributable to each 529 share class. The program manager fee incurred for the six months ended March 31, 2018 was equivalent to an annual effective rate of 0.05% of the average daily net assets attributable to each 529 share class. The services provided by MFD, or a third party with which MFD contracts, include recordkeeping and tax reporting and account services, as well as services designed to maintain the program’s compliance with the Internal Revenue Code and other regulatory requirements. Program manager fees and waivers for the six months ended March 31, 2018, were as follows:

	Fee	Waiver
Class 529A	$2,790	$757
Class 529B	105	29
Class 529C	728	200
Total Program Manager Fees and Waivers	$3,623	$986

Shareholder Servicing Agent – MFS Service Center, Inc. (MFSC), a wholly-owned subsidiary of MFS, receives a fee from the fund for its services as shareholder servicing agent calculated as a percentage of the average daily net assets of the fund as determined periodically under the supervision of the fund’s Board of Trustees. For the six months ended March 31, 2018, the fee was $161,631, which equated to 0.0051% annually of the fund’s average daily net assets. MFSC also receives payment from the fund for out-of-pocket expenses, sub-accounting and other shareholder servicing costs which may be paid to affiliated and unaffiliated service providers. Class R6 shares do not incur sub-accounting fees. For the six months ended March 31, 2018, these out-of-pocket expenses, sub-accounting and other shareholder servicing costs amounted to $2,341,272.

Administrator – MFS provides certain financial, legal, shareholder communications, compliance, and other administrative services to the fund. Under an administrative services agreement, the fund reimburses MFS the costs incurred to provide these services. The fund is charged an annual fixed amount of $17,500 plus a fee based on average daily net assets. The administrative services fee incurred for the six months ended March 31, 2018 was equivalent to an annual effective rate of 0.0098% of the fund’s average daily net assets.

Trustees’ and Officers’ Compensation – The fund pays compensation to independent Trustees in the form of a retainer, attendance fees, and additional compensation to Board and Committee chairpersons. The fund does not pay

43

Notes to Financial Statements (unaudited) – continued

compensation directly to Trustees or officers of the fund who are also officers of the investment adviser, all of whom receive remuneration for their services to the fund from MFS. Certain officers and Trustees of the fund are officers or directors of MFS, MFD, and MFSC.

Prior to December 31, 2001, the fund had an unfunded defined benefit plan (“DB plan”) for independent Trustees. As of December 31, 2001, the Board took action to terminate the DB plan with respect to then-current and any future independent Trustees, such that the DB Plan covers only certain of those former independent Trustees who retired on or before December 31, 2001. Effective January 1, 2002, accrued benefits under the DB plan for then-current independent Trustees who continued were credited to an unfunded retirement deferral plan (the “Retirement Deferral plan”), which was established for and exists solely with respect to these credited amounts, and is not available for other deferrals by these or other independent Trustees. Although the Retirement Deferral plan is unfunded, amounts deferred under the plan are periodically adjusted for investment experience as if they had been invested in shares of the fund. The Retirement Deferral plan resulted in an expense $204 and is included in “Independent Trustees’ compensation” in the Statement of Operations for the six months ended March 31, 2018. The liability for deferred retirement benefits payable to certain independent Trustees under the Retirement Deferral plan amounted to $2,029 at March 31, 2018, and is included in “Payable for independent Trustees’ compensation” in the Statement of Assets and Liabilities.

Other – This fund and certain other funds managed by MFS (the funds) have entered into a service agreement (the ISO Agreement) which provides for payment of fees solely by the funds to Tarantino LLC in return for the provision of services of an Independent Senior Officer (ISO) for the funds. Frank L. Tarantino serves as the ISO and is an officer of the funds and the sole member of Tarantino LLC. The funds can terminate the ISO Agreement with Tarantino LLC at any time under the terms of the ISO Agreement. For the six months ended March 31, 2018, the fee paid by the fund under this agreement was $5,094 and is included in “Miscellaneous” expense in the Statement of Operations. MFS has agreed to bear all expenses associated with office space, other administrative support, and supplies provided to the ISO.

The fund invests in the MFS Institutional Money Market Portfolio which is managed by MFS and seeks current income consistent with preservation of capital and liquidity. This money market fund does not pay a management fee to MFS.

On March 16, 2017, MFS redeemed 16,507 shares of Class I for an aggregate amount of $493,902. On September 20, 2017, MFS redeemed 1,399 shares of Class I for an aggregate amount of $48,196.

The fund is permitted to engage in purchase and sale transactions with funds and accounts for which MFS serves as investment adviser or sub-adviser (“cross-trades”) pursuant to a policy adopted by the Board of Trustees. This policy has been designed to ensure that cross-trades conducted by the fund comply with Rule 17a-7 under the Investment Company Act of 1940. During the six months ended March 31, 2018, the fund engaged in purchase transactions pursuant to this policy, which amounted to $90,793.

44

Notes to Financial Statements (unaudited) – continued

(4) Portfolio Securities

For the six months ended March 31, 2018, purchases and sales of investments and short-term obligations, aggregated $667,083,375 and $669,748,207, respectively.

(5) Shares of Beneficial Interest

The fund’s Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest. Transactions in fund shares were as follows:

	Six months ended 3/31/18		Year ended 9/30/17
	Shares	Amount	Shares	Amount
Shares sold
Class A	2,314,670	$80,638,290	7,363,845	$218,553,700
Class B	26,462	896,887	39,701	1,141,454
Class C	217,853	7,260,252	437,378	12,399,785
Class I	7,857,349	281,387,495	27,137,335	820,380,006
Class R1	16,649	541,126	47,968	1,319,416
Class R2	200,698	6,846,064	461,502	13,325,819
Class R3	590,114	20,408,120	1,344,748	39,960,676
Class R4	2,091,726	73,256,272	2,454,278	73,472,650
Class R6	10,055,652	361,045,238	31,737,739	1,000,028,395
Class 529A	21,059	722,041	41,161	1,201,136
Class 529B	430	13,897	396	11,184
Class 529C	5,137	165,227	8,770	249,728
	23,397,799	$833,180,909	71,074,821	$2,182,043,949

Shares issued to shareholders in reinvestment of distributions
Class A	829,311	$27,964,358	1,003,762	$27,242,093
Class B	8,344	273,848	9,233	244,108
Class C	84,593	2,724,748	92,254	2,394,906
Class I	1,264,484	43,839,647	1,264,221	35,259,112
Class R1	2,069	65,039	2,436	61,755
Class R2	35,779	1,174,978	39,145	1,035,781
Class R3	132,666	4,433,688	133,033	3,579,920
Class R4	260,003	8,749,106	267,985	7,259,724
Class R6	1,737,606	60,277,573	963,817	26,890,489
Class 529A	6,142	203,688	5,440	145,297
Class 529B	220	6,920	292	7,423
Class 529C	1,314	40,951	1,291	32,492
	4,362,531	$149,754,544	3,782,909	$104,153,100

45

Notes to Financial Statements (unaudited) – continued

	Six months ended 3/31/18		Year ended 9/30/17
	Shares	Amount	Shares	Amount
Shares reacquired
Class A	(5,867,831)	$(203,703,551)	(18,074,047)	$(529,404,354)
Class B	(59,247)	(2,002,437)	(196,788)	(5,644,105)
Class C	(793,192)	(26,357,661)	(1,700,501)	(48,588,451)
Class I	(9,076,474)	(324,332,391)	(29,199,512)	(918,602,826)
Class R1	(66,285)	(2,134,292)	(43,343)	(1,174,751)
Class R2	(332,797)	(11,288,603)	(767,021)	(22,365,982)
Class R3	(935,194)	(32,325,799)	(1,613,561)	(48,009,095)
Class R4	(2,186,660)	(76,827,192)	(3,481,599)	(103,600,004)
Class R6	(6,228,009)	(225,430,045)	(4,833,297)	(151,077,498)
Class 529A	(11,434)	(392,652)	(31,672)	(919,134)
Class 529B	(875)	(28,110)	(3,152)	(88,483)
Class 529C	(4,665)	(147,928)	(14,936)	(422,956)
	(25,562,663)	$(904,970,661)	(59,959,429)	$(1,829,897,639)

Net change
Class A	(2,723,850)	$(95,100,903)	(9,706,440)	$(283,608,561)
Class B	(24,441)	(831,702)	(147,854)	(4,258,543)
Class C	(490,746)	(16,372,661)	(1,170,869)	(33,793,760)
Class I	45,359	894,751	(797,956)	(62,963,708)
Class R1	(47,567)	(1,528,127)	7,061	206,420
Class R2	(96,320)	(3,267,561)	(266,374)	(8,004,382)
Class R3	(212,414)	(7,483,991)	(135,780)	(4,468,499)
Class R4	165,069	5,178,186	(759,336)	(22,867,630)
Class R6	5,565,249	195,892,766	27,868,259	875,841,386
Class 529A	15,767	533,077	14,929	427,299
Class 529B	(225)	(7,293)	(2,464)	(69,876)
Class 529C	1,786	58,250	(4,875)	(140,736)
	2,197,667	$77,964,792	14,898,301	$456,299,410

Class T shares were not publicly available for sale during the period. Please see the fund’s prospectus for details.

The fund is one of several mutual funds in which certain MFS funds may invest. The MFS funds do not invest in the underlying funds for the purpose of exercising management or control. At the end of the period, the MFS International Diversification Fund, the MFS Growth Allocation Fund, and the MFS Aggressive Growth Allocation Fund were the owners of record of approximately 18%, 2%, and 1%, respectively, of the value of outstanding voting shares of the fund. In addition, the MFS Moderate Allocation Fund, the MFS Lifetime 2025 Fund, the MFS Lifetime 2030 Fund, the MFS Lifetime 2035 Fund, the MFS Lifetime 2040 Fund, the MFS Lifetime 2045 Fund, the MFS Lifetime 2050 Fund, the MFS Lifetime 2055 Fund, and the MFS Lifetime 2060 Fund were each the owners of record of less than 1% of the value of outstanding voting shares of the fund.

46

Notes to Financial Statements (unaudited) – continued

(6) Line of Credit

The fund and certain other funds managed by MFS participate in a $1.25 billion unsecured committed line of credit, subject to a $1 billion sublimit, provided by a syndication of banks under a credit agreement. Borrowings may be made for temporary financing needs. Interest is charged to each fund, based on its borrowings, generally at a rate equal to the higher of the Overnight Federal Reserve funds rate or daily one month LIBOR plus an agreed upon spread. A commitment fee, based on the average daily, unused portion of the committed line of credit, is allocated among the participating funds at the end of each calendar quarter. In addition, the fund and other funds managed by MFS have established unsecured uncommitted borrowing arrangements with certain banks for temporary financing needs. Interest is charged to each fund, based on its borrowings, at a rate equal to the Overnight Federal Reserve funds rate plus an agreed upon spread. For the six months ended March 31, 2018, the fund’s commitment fee and interest expense were $19,115 and $0, respectively, and are included in “Miscellaneous” expense in the Statement of Operations.

(7) Investments in Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be affiliated issuers:

Affiliated Issuers		Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Institutional Money Market Portfolio		256,218,781	435,366,973	(454,938,508)	236,647,246
Midland Holdings Ltd.		43,113,000	—	—	43,113,000

Affiliated Issuers	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Institutional Money Market Portfolio	$(7,042)	$(19,949)	$—	$1,662,973	$236,623,581
Midland Holdings Ltd.	—	(220,835)	—	—	11,810,803
	$(7,042)	$(240,784)	$—	$1,662,973	$248,434,384

47

PROXY VOTING POLICIES AND INFORMATION

MFS votes proxies on behalf of the fund pursuant to proxy voting policies and procedures that are available without charge, upon request, by calling 1-800-225-2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s Web site at http://www.sec.gov.

Information regarding how the fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available by August 31 of each year without charge by visiting mfs.com/proxyvoting, or by visiting the SEC’s Web site at http://www.sec.gov.

QUARTERLY PORTFOLIO DISCLOSURE

The fund will file a complete schedule of portfolio holdings with the Securities and Exchange Commission (the Commission) for the first and third quarters of each fiscal year on Form N-Q. A shareholder can obtain the quarterly portfolio holdings report at mfs.com. The fund’s Form N-Q is also available on the EDGAR database on the Commission’s Internet Web site at http://www.sec.gov, and may be reviewed and copied at the:

Public Reference Room

Securities and Exchange Commission

100 F Street, NE, Room 1580

Washington, D.C. 20549

Information on the operation of the Public Reference Room may be obtained by calling the Commission at 1-800-SEC-0330. Copies of the fund’s Form N-Q also may be obtained, upon payment of a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov or by writing the Public Reference Section at the above address.

FURTHER INFORMATION

From time to time, MFS may post important information about the fund or the MFS funds on the MFS web site (mfs.com). This information is available at https://www.mfs.com/en-us/what-we-do/announcements.html or at mfs.com/openendfunds by choosing the fund’s name.

48

INFORMATION ABOUT FUND CONTRACTS AND LEGAL CLAIMS

The fund has entered into contractual arrangements with an investment adviser, administrator, distributor, shareholder servicing agent, 529 program manager (if applicable), and custodian who each provide services to the fund. Unless expressly stated otherwise, shareholders are not parties to, or intended beneficiaries of these contractual arrangements, and these contractual arrangements are not intended to create any shareholder right to enforce them against the service providers or to seek any remedy under them against the service providers, either directly or on behalf of the fund.

Under the Trust’s By-Laws and Declaration of Trust, any claims asserted against or on behalf of the MFS Funds, including claims against Trustees and Officers, must be brought in state and federal courts located within the Commonwealth of Massachusetts.

PROVISION OF FINANCIAL REPORTS AND SUMMARY PROSPECTUSES

The fund produces financial reports every six months and updates its summary prospectus and prospectus annually. To avoid sending duplicate copies of materials to households, only one copy of the fund’s annual and semiannual report and summary prospectus may be mailed to shareholders having the same last name and residential address on the fund’s records. However, any shareholder may contact MFSC (please see back cover for address and telephone number) to request that copies of these reports and summary prospectuses be sent personally to that shareholder.

49

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reports, and proxies directly via e-mail so you will get information faster with less mailbox clutter.

To sign up:

1. Go to mfs.com.

2. Log in via MFS® Access.

3. Select eDelivery.

If you own your MFS fund shares through a financial institution or a retirement plan, MFS® TALK, MFS® Access, or eDelivery may not be available to you.

CONTACT

WEB SITE

mfs.com

MFS TALK

1-800-637-8255

24 hours a day

ACCOUNT SERVICE AND LITERATURE

Shareholders

1-800-225-2606

Financial advisors

1-800-343-2829

Retirement plan services

1-800-637-1255

MAILING ADDRESS

MFS Service Center, Inc.

P.O. Box 55824

Boston, MA 02205-5824

OVERNIGHT MAIL

MFS Service Center, Inc.

c/o DST Asset Manager Solutions, Inc.

30 Dan Road

Canton, MA 02021-2809

Semiannual Report

March 31, 2018

MFS® Research Fund

MFR-SEM

MFS® Research Fund

The report is prepared for the general information of shareholders.

It is authorized for distribution to prospective investors only when preceded or accompanied by a current prospectus.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

LETTER FROM THE EXECUTIVE CHAIRMAN

Dear Shareholders:

Rising bond yields have led to a measurable uptick in market volatility — a departure from the low-volatility environment that prevailed for much of 2017. In recent months,

against this backdrop, global markets have given back some of the strong gains recorded during 2017 and early 2018. Global economic growth remains robust, notwithstanding signs of a modest slowdown over the past few months, particularly in Europe.

Although the U.S. Federal Reserve continues to gradually raise interest rates and shrink its balance sheet, monetary policy remains accommodative around the world, with many central banks taking only tentative steps toward tighter policies. Newly enacted U.S. tax reforms have been welcomed by equity markets, while emerging market economies have benefited from a weaker U.S. dollar.

Around the world, inflation remains largely subdued, but tight labor markets and solid global demand have investors on the lookout for its potential resurgence. Increased U.S. protectionism is also a growing concern, as investors fear that trade friction could disrupt the synchronized rise in global growth.

At MFS®, we believe having a disciplined, long-term investment approach through a full market cycle is essential to capturing the best opportunities while also managing risk. In our view, such a strategy, along with the professional guidance of a financial advisor, will help you reach your investment objectives.

Respectfully,

Robert J. Manning

Executive Chairman

MFS Investment Management

May 16, 2018

The opinions expressed in this letter are subject to change and may not be relied upon for investment advice. No forecasts can be guaranteed.

1

PORTFOLIO COMPOSITION

Portfolio structure

Top ten holdings
Amazon.com, Inc.	3.0%
Facebook, Inc., “A”	2.5%
Alphabet, Inc., “A”	2.5%
Johnson & Johnson	2.4%
Mastercard, Inc., “A”	2.3%
Citigroup, Inc.	2.0%
PNC Financial Services Group, Inc.	1.7%
Pfizer, Inc.	1.7%
Comcast Corp., “A”	1.7%
Microsoft Corp.	1.6%

Global equity sectors
Technology	22.4%
Financial Services	17.9%
Health Care	13.8%
Capital Goods	13.7%
Consumer Cyclicals	12.9%
Energy	8.3%
Consumer Staples	5.9%
Telecommunications/Cable Television (s)	3.5%

(s)	Includes securities sold short.

Cash & Cash Equivalents includes any cash, investments in money market funds, short-term securities, and other assets less liabilities. Please see the Statement of Assets and Liabilities for additional information related to the fund’s cash position and other assets and liabilities.

Percentages are based on net assets as of March 31, 2018.

The portfolio is actively managed and current holdings may be different.

2

EXPENSE TABLE

Fund expenses borne by the shareholders during the period, October 1, 2017 through March 31, 2018

As a shareholder of the fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on certain purchase or redemption payments, and (2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period October 1, 2017 through March 31, 2018.

Actual Expenses

The first line for each share class in the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line for each share class in the following table provides information about hypothetical account values and hypothetical expenses based on the fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line for each share class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

3

Expense Table – continued

Share Class		Annualized Expense Ratio	Beginning Account Value 10/01/17	Ending Account Value 3/31/18	Expenses Paid During Period (p) 10/01/17-3/31/18
A	Actual	0.81%	$1,000.00	$1,063.23	$4.17
	Hypothetical (h)	0.81%	$1,000.00	$1,020.89	$4.08
B	Actual	1.56%	$1,000.00	$1,059.16	$8.01
	Hypothetical (h)	1.56%	$1,000.00	$1,017.15	$7.85
C	Actual	1.56%	$1,000.00	$1,059.14	$8.01
	Hypothetical (h)	1.56%	$1,000.00	$1,017.15	$7.85
I	Actual	0.56%	$1,000.00	$1,064.49	$2.88
	Hypothetical (h)	0.56%	$1,000.00	$1,022.14	$2.82
R1	Actual	1.56%	$1,000.00	$1,059.29	$8.01
	Hypothetical (h)	1.56%	$1,000.00	$1,017.15	$7.85
R2	Actual	1.06%	$1,000.00	$1,061.92	$5.45
	Hypothetical (h)	1.06%	$1,000.00	$1,019.65	$5.34
R3	Actual	0.81%	$1,000.00	$1,062.96	$4.17
	Hypothetical (h)	0.81%	$1,000.00	$1,020.89	$4.08
R4	Actual	0.56%	$1,000.00	$1,064.74	$2.88
	Hypothetical (h)	0.56%	$1,000.00	$1,022.14	$2.82
R6	Actual	0.48%	$1,000.00	$1,065.08	$2.47
	Hypothetical (h)	0.48%	$1,000.00	$1,022.54	$2.42

(h)	5% class return per year before expenses.
(p)	“Expenses Paid During Period” are equal to each class’s annualized expense ratio, as shown above, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period). Expenses paid do not include any applicable sales charges (loads). If these transaction costs had been included, your costs would have been higher.

Notes to Expense Table

Expense ratios include 0.01% of investment related expenses from short sales (See Note 2 of the Notes to Financial Statements).

Each class with a Rule 12b-1 service fee is subject to a rebate of a portion of such fee. Such rebates are included in the expense ratios above. For Class B shares, this rebate reduced the expense ratio above by 0.01%. See Note 3 in the Notes to Financial Statements for additional information.

4

PORTFOLIO OF INVESTMENTS

3/31/18 (unaudited)

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Common Stocks - 98.7%
Issuer	Shares/Par	Value ($)
Aerospace - 4.1%
CACI International, Inc., “A” (a)	213,165	$32,262,523
Honeywell International, Inc.	538,592	77,831,930
Northrop Grumman Corp.	171,160	59,755,379
United Technologies Corp.	465,023	58,509,194

		$228,359,026
Alcoholic Beverages - 1.2%
Constellation Brands, Inc., “A”	204,256	$46,554,027
Molson Coors Brewing Co.	265,112	19,970,887

		$66,524,914
Apparel Manufacturers - 1.9%
Hanesbrands, Inc. (l)	928,035	$17,094,405
NIKE, Inc., “B”	1,308,662	86,947,503

		$104,041,908
Biotechnology - 1.8%
Biogen, Inc. (a)	184,921	$50,635,068
Bio-Techne Corp.	159,288	24,058,860
Incyte Corp. (a)	288,337	24,027,122

		$98,721,050
Brokerage & Asset Managers - 2.7%
Blackstone Group LP	1,469,686	$46,956,467
NASDAQ, Inc.	388,786	33,521,129
TD Ameritrade Holding Corp.	814,025	48,214,701
TMX Group Ltd.	350,919	20,360,302

		$149,052,599
Business Services - 5.6%
Accenture PLC, “A”	313,584	$48,135,144
Cognizant Technology Solutions Corp., “A”	642,827	51,747,573
DXC Technology Co.	638,098	64,147,992
Fidelity National Information Services, Inc.	577,349	55,598,709
Fiserv, Inc. (a)	526,792	37,565,538
Global Payments, Inc.	470,966	52,522,128

		$309,717,084

5

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Common Stocks - continued
Cable TV - 2.0%
Altice USA, Inc. (a)(l)	1,001,036	$18,499,145
Comcast Corp., “A”	2,712,713	92,693,403

		$111,192,548
Chemicals - 2.6%
Celanese Corp.	270,726	$27,129,452
DowDuPont, Inc.	956,470	60,936,704
PPG Industries, Inc.	533,543	59,543,399

		$147,609,555
Computer Software - 4.6%
Adobe Systems, Inc. (a)	392,114	$84,727,993
Microsoft Corp.	992,121	90,550,884
Salesforce.com, Inc. (a)	678,680	78,930,484

		$254,209,361
Computer Software - Systems - 2.0%
Apple, Inc.	290,111	$48,674,824
Constellation Software, Inc.	52,401	35,554,262
SS&C Technologies Holdings, Inc.	476,584	25,563,966

		$109,793,052
Construction - 0.8%
Sherwin-Williams Co.	119,135	$46,715,216

Consumer Products - 0.9%
Coty, Inc., “A”	1,401,103	$25,640,185
Newell Brands, Inc.	919,372	23,425,598

		$49,065,783
Consumer Services - 1.3%
Bookings Holdings, Inc. (a)	34,595	$71,971,092

Containers - 0.6%
Berry Global Group, Inc. (a)	576,580	$31,602,350

Electrical Equipment - 2.6%
HD Supply Holdings, Inc. (a)	910,321	$34,537,617
Johnson Controls International PLC	1,254,175	44,197,127
Sensata Technologies Holding PLC (a)	451,201	23,385,748
TE Connectivity Ltd.	428,661	42,823,234

		$144,943,726

6

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Common Stocks - continued
Electronics - 1.8%
Analog Devices, Inc.	578,715	$52,738,298
Broadcom Corp.	108,834	25,646,732
NVIDIA Corp.	84,160	19,490,614

		$97,875,644
Energy - Independent - 2.1%
EOG Resources, Inc.	643,938	$67,787,353
EQT Corp.	491,053	23,329,928
Marathon Petroleum Corp.	335,703	24,543,247

		$115,660,528
Energy - Integrated - 1.0%
BP PLC, ADR	1,400,881	$56,791,716

Entertainment - 1.0%
Six Flags Entertainment Corp.	353,902	$22,033,939
Time Warner, Inc.	384,738	36,388,520

		$58,422,459
Food & Beverages - 2.5%
J.M. Smucker Co.	206,581	$25,618,110
Mondelez International, Inc.	1,162,922	48,528,735
PepsiCo, Inc.	596,692	65,128,932

		$139,275,777
Health Maintenance Organizations - 1.3%
Cigna Corp.	247,262	$41,475,728
Humana Inc.	114,064	30,663,825

		$72,139,553
Insurance - 2.3%
Aon PLC	557,616	$78,250,254
Chubb Ltd.	362,712	49,608,120

		$127,858,374
Internet - 7.0%
Alibaba Group Holding Ltd., ADR (a)	180,815	$33,186,785
Alphabet, Inc., “A” (a)(s)	131,980	136,881,737
Alphabet, Inc., “C” (a)	43,193	44,566,105
Dropbox, Inc. (a)	77,638	2,426,188
Facebook, Inc., “A” (a)(s)	858,015	137,102,217
LogMeIn, Inc.	289,577	33,460,622

		$387,623,654

7

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Common Stocks - continued
Leisure & Toys - 0.9%
Electronic Arts, Inc. (a)	425,941	$51,641,087

Machinery & Tools - 1.5%
Roper Technologies, Inc.	221,367	$62,135,503
SPX FLOW, Inc. (a)	436,077	21,450,628

		$83,586,131
Major Banks - 4.5%
Bank of America Corp.	2,939,892	$88,167,361
Morgan Stanley	1,246,773	67,275,871
PNC Financial Services Group, Inc.	617,967	93,461,329

		$248,904,561
Medical & Health Technology & Services - 1.1%
ICON PLC (a)	283,458	$33,487,728
McKesson Corp.	212,659	29,957,273

		$63,445,001
Medical Equipment - 3.7%
Danaher Corp.	501,145	$49,067,107
Medtronic PLC	967,421	77,606,513
PerkinElmer, Inc.	687,602	52,065,223
Steris PLC	301,349	28,133,943

		$206,872,786
Natural Gas - Distribution - 0.6%
Sempra Energy	289,600	$32,209,312

Natural Gas - Pipeline - 1.2%
Cheniere Energy, Inc. (a)	674,548	$36,054,591
Enterprise Products Partners LP	1,179,575	28,875,996

		$64,930,587
Network & Telecom - 1.6%
Cisco Systems, Inc.	2,046,415	$87,770,739

Oil Services - 0.8%
Liberty Oilfield Services, Inc. (a)(l)	865,631	$14,620,508
Schlumberger Ltd.	506,685	32,823,054

		$47,443,562
Other Banks & Diversified Financials - 6.8%
Citigroup, Inc. (s)	1,677,223	$113,212,553
Mastercard, Inc., “A”	719,758	126,072,811

8

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Common Stocks - continued
Other Banks & Diversified Financials - continued
Northern Trust Corp.	382,427	$39,439,697
U.S. Bancorp	1,503,646	75,934,123
Wintrust Financial Corp.	264,705	22,777,865

		$377,437,049
Pharmaceuticals - 5.9%
Bristol-Myers Squibb Co.	789,196	$49,916,647
Johnson & Johnson	1,037,134	132,908,722
Pfizer, Inc.	2,613,223	92,743,284
Zoetis, Inc.	618,468	51,648,263

		$327,216,916
Railroad & Shipping - 1.4%
Canadian Pacific Railway Ltd.	188,690	$33,303,785
Kansas City Southern Co.	260,452	28,610,652
Union Pacific Corp.	120,553	16,205,940

		$78,120,377
Real Estate - 1.6%
Public Storage, Inc., REIT	169,398	$33,945,665
Store Capital Corp., REIT	2,337,143	58,007,889

		$91,953,554
Restaurants - 1.9%
Aramark	635,470	$25,139,193
Dave & Buster’s, Inc. (a)	398,087	16,616,151
Starbucks Corp.	1,160,067	67,156,279

		$108,911,623
Specialty Stores - 5.8%
Amazon.com, Inc. (a)	115,509	$167,180,796
Costco Wholesale Corp.	276,482	52,097,503
TJX Cos., Inc.	641,593	52,328,325
Tractor Supply Co.	523,293	32,977,925
Urban Outfitters, Inc. (a)	584,092	21,588,041

		$326,172,590
Telecommunications - Wireless - 1.1%
American Tower Corp., REIT	439,480	$63,874,023

Telephone Services - 0.6%
Verizon Communications, Inc.	735,040	$35,149,613

9

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Common Stocks - continued
Tobacco - 1.3%
Philip Morris International, Inc.	724,943	$72,059,334

Utilities - Electric Power - 2.7%
American Electric Power Co., Inc.	461,497	$31,654,079
CMS Energy Corp.	755,786	34,229,548
Duke Energy Corp.	303,782	23,533,992
NextEra Energy, Inc.	241,300	39,411,529
Xcel Energy, Inc.	427,403	19,438,288

		$148,267,436
Total Common Stocks (Identified Cost, $4,156,531,630)		$5,495,133,250

Investment Companies (h) - 1.1%
Money Market Funds - 1.1%
MFS Institutional Money Market Portfolio, 1.71% (v) (Identified Cost, $61,598,605)	61,609,468	$61,603,307

Collateral for Securities Loaned - 0.3%
JPMorgan U.S. Government Money Market Fund, 1.58% (j) (Identified Cost, $16,651,200)	16,651,200	$16,651,200

Securities Sold Short - (0.2)%
Telecommunications - Wireless - (0.2)%
Crown Castle International Corp., REIT (Proceeds Received, $9,666,704)	(116,649)	$(12,785,897)

Other Assets, Less Liabilities - 0.1%		8,082,476
Net Assets - 100.0%		$5,568,684,336

(a)	Non-income producing security.
(h)	An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. At period end, the aggregate values of the fund’s investments in affiliated issuers and in unaffiliated issuers were $61,603,307 and $5,511,784,450, respectively.
(j)	The rate quoted is the annualized seven-day yield of the fund at period end.
(l)	A portion of this security is on loan.
(s)	Security or a portion of the security was pledged to cover collateral requirements for securities sold short.
(v)	Affiliated issuer that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.

10

Portfolio of Investments (unaudited) – continued

The following abbreviations are used in this report and are defined:

ADR	American Depositary Receipt
PLC	Public Limited Company
REIT	Real Estate Investment Trust

At March 31, 2018, the fund had cash collateral of $207,872 and other liquid securities with an aggregate value of $23,624,829 to cover any collateral or margin obligations for securities sold short. Restricted cash and/or deposits with brokers in the Statement of Assets and Liabilities are comprised of cash collateral.

See Notes to Financial Statements

11

Financial Statements

STATEMENT OF ASSETS AND LIABILITIES

At 3/31/18 (unaudited)

This statement represents your fund’s balance sheet, which details the assets and liabilities comprising the total value of the fund.

Assets
Investments in unaffiliated issuers, at value, including $16,450,920 of securities on loan (identified cost, $4,173,182,830)	$5,511,784,450
Investments in affiliated issuers, at value (identified cost, $61,598,605)	61,603,307
Cash	20,398,690
Deposits with brokers for
Securities sold short	207,872
Receivables for
Investments sold	3,012,299
Fund shares sold	5,104,681
Interest and dividends	4,848,563
Other assets	16,850
Total assets	$5,606,976,712
Liabilities
Payables for
Securities sold short, at value (proceeds received, $9,666,704)	$12,785,897
Investments purchased	2,750,155
Fund shares reacquired	3,851,582
Collateral for securities loaned, at value	16,651,200
Payable to affiliates
Investment adviser	265,909
Shareholder servicing costs	1,749,086
Distribution and service fees	72,899
Payable for independent Trustees’ compensation	76,173
Accrued expenses and other liabilities	89,475
Total liabilities	$38,292,376
Net assets	$5,568,684,336
Net assets consist of
Paid-in capital	$3,844,368,212
Unrealized appreciation (depreciation)	1,335,487,708
Accumulated net realized gain (loss)	380,363,191
Undistributed net investment income	8,465,225
Net assets	$5,568,684,336
Shares of beneficial interest outstanding	131,441,025

12

Statement of Assets and Liabilities (unaudited) – continued

	Net assets	Shares outstanding	Net asset value per share (a)
Class A	$2,780,117,404	65,757,905	$42.28
Class B	21,260,564	552,246	38.50
Class C	132,812,107	3,477,807	38.19
Class I	1,146,442,938	26,419,845	43.39
Class R1	4,504,200	119,899	37.57
Class R2	25,339,022	618,397	40.98
Class R3	45,608,331	1,085,002	42.04
Class R4	16,162,514	381,583	42.36
Class R6	1,396,437,256	33,028,341	42.28

(a)	Maximum offering price per share was equal to the net asset value per share for all share classes, except for Class A, for which the maximum offering price per share was $44.86 [100 / 94.25 x $42.28]. On sales of $50,000 or more, the maximum offering price of Class A shares is reduced. A contingent deferred sales charge may be imposed on redemptions of Class A, Class B, and Class C shares. Redemption price per share was equal to the net asset value per share for Classes I, R1, R2, R3, R4, and R6. Net asset value per share is calculated using actual net assets and shares outstanding rather than amounts that have been rounded for presentation purposes.

See Notes to Financial Statements

13

Financial Statements

STATEMENT OF OPERATIONS

Six months ended 3/31/18 (unaudited)

This statement describes how much your fund earned in investment income and accrued in expenses. It also describes any gains and/or losses generated by fund operations.

Net investment income (loss)
Income
Dividends	$43,224,054
Dividends from affiliated issuers	282,021
Income on securities loaned	146,676
Interest	1,089
Foreign taxes withheld	(82,262)
Total investment income	$43,571,578
Expenses
Management fee	$11,898,606
Distribution and service fees	4,412,817
Shareholder servicing costs	2,152,398
Administrative services fee	310,170
Independent Trustees’ compensation	36,549
Custodian fee	89,171
Shareholder communications	67,194
Audit and tax fees	28,054
Legal fees	29,016
Dividend and interest expense on securities sold short	308,773
Miscellaneous	163,367
Total expenses	$19,496,115
Fees paid indirectly	(83)
Reduction of expenses by investment adviser and distributor	(69,572)
Net expenses	$19,426,460
Net investment income (loss)	$24,145,118
Realized and unrealized gain (loss)
Realized gain (loss) (identified cost basis)
Unaffiliated issuers	$459,391,637
Affiliated issuers	(2,975)
Foreign currency	(1,834)
Net realized gain (loss)	$459,386,828
Change in unrealized appreciation (depreciation)
Unaffiliated issuers	$(141,336,774)
Affiliated issuers	3,773
Securities sold short	(1,123,330)
Translation of assets and liabilities in foreign currencies	1,655
Net unrealized gain (loss)	$(142,454,676)
Net realized and unrealized gain (loss)	$316,932,152
Change in net assets from operations	$341,077,270

See Notes to Financial Statements

14

Financial Statements

STATEMENTS OF CHANGES IN NET ASSETS

These statements describe the increases and/or decreases in net assets resulting from operations, any distributions, and any shareholder transactions.

Change in net assets	Six months ended 3/31/18 (unaudited)	Year ended 9/30/17
From operations
Net investment income (loss)	$24,145,118	$47,428,897
Net realized gain (loss)	459,386,828	371,678,940
Net unrealized gain (loss)	(142,454,676)	405,460,414
Change in net assets from operations	$341,077,270	$824,568,251
Distributions declared to shareholders
From net investment income	$(61,000,467)	$(52,150,307)
From net realized gain	(396,221,526)	(212,680,405)
Total distributions declared to shareholders	$(457,221,993)	$(264,830,712)
Change in net assets from fund share transactions	$301,122,715	$(114,710,989)
Total change in net assets	$184,977,992	$445,026,550
Net assets
At beginning of period	5,383,706,344	4,938,679,794
At end of period (including undistributed net investment income of $8,465,225 and $45,320,574, respectively)	$5,568,684,336	$5,383,706,344

See Notes to Financial Statements

15

Financial Statements

FINANCIAL HIGHLIGHTS

The financial highlights table is intended to help you understand the fund’s financial performance for the semiannual period and the past 5 fiscal years. Certain information reflects financial results for a single fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the fund share class (assuming reinvestment of all distributions) held for the entire period.

	Six months ended 3/31/18		Year ended
Class A			9/30/17		9/30/16	9/30/15	9/30/14	9/30/13
	(unaudited)
Net asset value, beginning of period	$43.26		$38.88		$36.37	$38.78	$34.33	$28.74
Income (loss) from investment operations
Net investment income (loss) (d)	$0.17		$0.33	(c)	$0.46	$0.28	$0.24	$0.30
Net realized and unrealized gain (loss)	2.56		6.15		4.56	(0.53)	5.24	5.51
Total from investment operations	$2.73		$6.48		$5.02	$(0.25)	$5.48	$5.81
Less distributions declared to shareholders
From net investment income	$(0.46)		$(0.38)		$(0.29)	$(0.26)	$(0.35)	$(0.22)
From net realized gain	(3.25)		(1.72)		(2.22)	(1.90)	(0.68)	—
Total distributions declared to shareholders	$(3.71)		$(2.10)		$(2.51)	$(2.16)	$(1.03)	$(0.22)
Net asset value, end of period (x)	$42.28		$43.26		$38.88	$36.37	$38.78	$34.33
Total return (%) (r)(s)(t)(x)	6.32	(n)	17.46	(c)	14.39	(0.93)	16.27	20.36
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.81	(a)	0.82	(c)	0.83	0.82	0.81	0.88
Expenses after expense reductions (f)	0.81	(a)	0.82	(c)	0.82	0.82	0.80	0.87
Net investment income (loss)	0.76	(a)	0.82	(c)	1.25	0.71	0.65	0.95
Portfolio turnover	21	(n)	38		47	44	39	46
Net assets at end of period (000 omitted)	$2,780,117		$2,643,928		$2,331,409	$2,061,339	$2,131,106	$1,915,947
Supplemental Ratios (%):
Ratio of expenses to average net assets after expense reductions excluding short sale expenses (f)	0.80	(a)	0.81	(c)	0.82	0.81	0.80	0.87

See Notes to Financial Statements

16

Financial Highlights – continued

	Six months ended 3/31/18		Year ended
Class B			9/30/17		9/30/16	9/30/15	9/30/14	9/30/13
	(unaudited)
Net asset value, beginning of period	$39.55		$35.70		$33.56	$35.95	$31.89	$26.70
Income (loss) from investment operations
Net investment income (loss) (d)	$0.00	(w)	$0.03	(c)	$0.16	$(0.01)	$(0.03)	$0.06
Net realized and unrealized gain (loss)	2.34		5.64		4.21	(0.48)	4.87	5.13
Total from investment operations	$2.34		$5.67		$4.37	$(0.49)	$4.84	$5.19
Less distributions declared to shareholders
From net investment income	$(0.14)		$(0.10)		$(0.01)	$—	$(0.10)	$—
From net realized gain	(3.25)		(1.72)		(2.22)	(1.90)	(0.68)	—
Total distributions declared to shareholders	$(3.39)		$(1.82)		$(2.23)	$(1.90)	$(0.78)	$—
Net asset value, end of period (x)	$38.50		$39.55		$35.70	$33.56	$35.95	$31.89
Total return (%) (r)(s)(t)(x)	5.92	(n)	16.59	(c)	13.54	(1.66)	15.41	19.44
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.56	(a)	1.57	(c)	1.58	1.57	1.56	1.62
Expenses after expense reductions (f)	1.56	(a)	1.57	(c)	1.57	1.57	1.55	1.62
Net investment income (loss)	0.00	(a)(w)	0.07	(c)	0.47	(0.04)	(0.09)	0.22
Portfolio turnover	21	(n)	38		47	44	39	46
Net assets at end of period (000 omitted)	$21,261		$22,131		$24,104	$25,338	$29,834	$31,773
Supplemental Ratios (%):
Ratio of expenses to average net assets after expense reductions excluding short sale expenses (f)	1.55	(a)	1.56	(c)	1.57	1.56	1.55	1.62
See Notes to Financial Statements

17

Financial Highlights – continued

	Six months ended 3/31/18		Year ended
Class C			9/30/17		9/30/16	9/30/15	9/30/14	9/30/13
	(unaudited)
Net asset value, beginning of period	$39.27		$35.48		$33.39	$35.79	$31.80	$26.64
Income (loss) from investment operations
Net investment income (loss) (d)	$0.00	(w)	$0.03	(c)	$0.16	$(0.01)	$(0.03)	$0.06
Net realized and unrealized gain (loss)	2.32		5.60		4.17	(0.48)	4.85	5.12
Total from investment operations	$2.32		$5.63		$4.33	$(0.49)	$4.82	$5.18
Less distributions declared to shareholders
From net investment income	$(0.15)		$(0.12)		$(0.02)	$(0.01)	$(0.15)	$(0.02)
From net realized gain	(3.25)		(1.72)		(2.22)	(1.90)	(0.68)	—
Total distributions declared to shareholders	$(3.40)		$(1.84)		$(2.24)	$(1.91)	$(0.83)	$(0.02)
Net asset value, end of period (x)	$38.19		$39.27		$35.48	$33.39	$35.79	$31.80
Total return (%) (r)(s)(t)(x)	5.91	(n)	16.61	(c)	13.51	(1.67)	15.40	19.47
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.56	(a)	1.57	(c)	1.58	1.57	1.56	1.63
Expenses after expense reductions (f)	1.56	(a)	1.57	(c)	1.58	1.57	1.55	1.63
Net investment income (loss)	0.00	(a)(w)	0.07	(c)	0.49	(0.04)	(0.10)	0.20
Portfolio turnover	21	(n)	38		47	44	39	46
Net assets at end of period (000 omitted)	$132,812		$133,255		$134,406	$129,249	$129,359	$107,173
Supplemental Ratios (%):
Ratio of expenses to average net assets after expense reductions excluding short sale expenses (f)	1.55	(a)	1.56	(c)	1.57	1.57	1.55	1.62

See Notes to Financial Statements

18

Financial Highlights – continued

	Six months ended 3/31/18		Year ended
Class I			9/30/17		9/30/16	9/30/15	9/30/14	9/30/13
	(unaudited)
Net asset value, beginning of period	$44.35		$39.81		$37.18	$39.59	$35.03	$29.31
Income (loss) from investment operations
Net investment income (loss) (d)	$0.22		$0.44	(c)	$0.57	$0.38	$0.34	$0.37
Net realized and unrealized gain (loss)	2.63		6.29		4.66	(0.54)	5.34	5.63
Total from investment operations	$2.85		$6.73		$5.23	$(0.16)	$5.68	$6.00
Less distributions declared to shareholders
From net investment income	$(0.56)		$(0.47)		$(0.38)	$(0.35)	$(0.44)	$(0.28)
From net realized gain	(3.25)		(1.72)		(2.22)	(1.90)	(0.68)	—
Total distributions declared to shareholders	$(3.81)		$(2.19)		$(2.60)	$(2.25)	$(1.12)	$(0.28)
Net asset value, end of period (x)	$43.39		$44.35		$39.81	$37.18	$39.59	$35.03
Total return (%) (r)(s)(t)(x)	6.45	(n)	17.74	(c)	14.68	(0.68)	16.54	20.67
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.56	(a)	0.57	(c)	0.58	0.57	0.56	0.64
Expenses after expense reductions (f)	N/A		0.57	(c)	0.58	0.57	0.56	0.64
Net investment income (loss)	1.00	(a)	1.07	(c)	1.52	0.96	0.90	1.15
Portfolio turnover	21	(n)	38		47	44	39	46
Net assets at end of period (000 omitted)	$1,146,443		$1,065,739		$927,500	$723,107	$705,200	$559,067
Supplemental Ratios (%):
Ratio of expenses to average net assets after expense reductions excluding short sale expenses (f)	0.55	(a)	0.56	(c)	0.57	0.57	0.56	0.63

See Notes to Financial Statements

19

Financial Highlights – continued

	Six months ended 3/31/18		Year ended
Class R1			9/30/17		9/30/16	9/30/15	9/30/14	9/30/13
	(unaudited)
Net asset value, beginning of period	$38.69		$34.99		$32.95	$35.35	$31.42	$26.32
Income (loss) from investment operations
Net investment income (loss) (d)	$0.00	(w)	$0.02	(c)	$0.17	$(0.01)	$(0.03)	$0.05
Net realized and unrealized gain (loss)	2.29		5.52		4.11	(0.47)	4.79	5.06
Total from investment operations	$2.29		$5.54		$4.28	$(0.48)	$4.76	$5.11
Less distributions declared to shareholders
From net investment income	$(0.16)		$(0.12)		$(0.02)	$(0.02)	$(0.15)	$(0.01)
From net realized gain	(3.25)		(1.72)		(2.22)	(1.90)	(0.68)	—
Total distributions declared to shareholders	$(3.41)		$(1.84)		$(2.24)	$(1.92)	$(0.83)	$(0.01)
Net asset value, end of period (x)	$37.57		$38.69		$34.99	$32.95	$35.35	$31.42
Total return (%) (r)(s)(t)(x)	5.93	(n)	16.59	(c)	13.53	(1.66)	15.41	19.43
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.56	(a)	1.57	(c)	1.58	1.57	1.56	1.63
Expenses after expense reductions (f)	N/A		1.57	(c)	1.58	1.57	1.56	1.63
Net investment income (loss)	0.00	(a)(w)	0.07	(c)	0.50	(0.04)	(0.10)	0.19
Portfolio turnover	21	(n)	38		47	44	39	46
Net assets at end of period (000 omitted)	$4,504		$4,189		$4,500	$3,980	$4,422	$3,671
Supplemental Ratios (%):
Ratio of expenses to average net assets after expense reductions excluding short sale expenses (f)	1.55	(a)	1.56	(c)	1.57	1.57	1.56	1.62

See Notes to Financial Statements

20

Financial Highlights – continued

	Six months ended 3/31/18		Year ended
Class R2			9/30/17		9/30/16	9/30/15	9/30/14	9/30/13
	(unaudited)
Net asset value, beginning of period	$41.97		$37.77		$35.37	$37.76	$33.48	$28.07
Income (loss) from investment operations
Net investment income (loss) (d)	$0.11		$0.22	(c)	$0.35	$0.17	$0.15	$0.21
Net realized and unrealized gain (loss)	2.48		5.98		4.44	(0.51)	5.10	5.37
Total from investment operations	$2.59		$6.20		$4.79	$(0.34)	$5.25	$5.58
Less distributions declared to shareholders
From net investment income	$(0.33)		$(0.28)		$(0.17)	$(0.15)	$(0.29)	$(0.17)
From net realized gain	(3.25)		(1.72)		(2.22)	(1.90)	(0.68)	—
Total distributions declared to shareholders	$(3.58)		$(2.00)		$(2.39)	$(2.05)	$(0.97)	$(0.17)
Net asset value, end of period (x)	$40.98		$41.97		$37.77	$35.37	$37.76	$33.48
Total return (%) (r)(s)(t)(x)	6.19	(n)	17.19	(c)	14.10	(1.19)	15.99	20.01
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.06	(a)	1.07	(c)	1.08	1.07	1.06	1.13
Expenses after expense reductions (f)	N/A		1.07	(c)	1.08	1.07	1.06	1.13
Net investment income (loss)	0.50	(a)	0.57	(c)	0.97	0.46	0.40	0.67
Portfolio turnover	21	(n)	38		47	44	39	46
Net assets at end of period (000 omitted)	$25,339		$26,054		$27,545	$27,224	$37,003	$33,970
Supplemental Ratios (%):
Ratio of expenses to average net assets after expense reductions excluding short sale expenses (f)	1.05	(a)	1.06	(c)	1.07	1.07	1.06	1.13

See Notes to Financial Statements

21

Financial Highlights – continued

	Six months ended 3/31/18		Year ended
Class R3			9/30/17		9/30/16	9/30/15	9/30/14	9/30/13
	(unaudited)
Net asset value, beginning of period	$43.02		$38.67		$36.17	$38.57	$34.16	$28.64
Income (loss) from investment operations
Net investment income (loss) (d)	$0.16		$0.33	(c)	$0.46	$0.27	$0.24	$0.29
Net realized and unrealized gain (loss)	2.55		6.11		4.53	(0.52)	5.21	5.49
Total from investment operations	$2.71		$6.44		$4.99	$(0.25)	$5.45	$5.78
Less distributions declared to shareholders
From net investment income	$(0.44)		$(0.37)		$(0.27)	$(0.25)	$(0.36)	$(0.26)
From net realized gain	(3.25)		(1.72)		(2.22)	(1.90)	(0.68)	—
Total distributions declared to shareholders	$(3.69)		$(2.09)		$(2.49)	$(2.15)	$(1.04)	$(0.26)
Net asset value, end of period (x)	$42.04		$43.02		$38.67	$36.17	$38.57	$34.16
Total return (%) (r)(s)(t)(x)	6.32	(n)	17.46	(c)	14.39	(0.92)	16.26	20.33
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.81	(a)	0.82	(c)	0.83	0.82	0.81	0.88
Expenses after expense reductions (f)	N/A		0.82	(c)	0.83	0.82	0.81	0.88
Net investment income (loss)	0.75	(a)	0.83	(c)	1.24	0.70	0.65	0.92
Portfolio turnover	21	(n)	38		47	44	39	46
Net assets at end of period (000 omitted)	$45,608		$45,780		$56,488	$51,952	$58,407	$61,690
Supplemental Ratios (%):
Ratio of expenses to average net assets after expense reductions excluding short sale expenses (f)	0.80	(a)	0.81	(c)	0.82	0.82	0.81	0.88

See Notes to Financial Statements

22

Financial Highlights – continued

	Six months ended 3/31/18		Year ended
Class R4			9/30/17		9/30/16	9/30/15	9/30/14	9/30/13
	(unaudited)
Net asset value, beginning of period	$43.31		$38.91		$36.40	$38.81	$34.35	$28.75
Income (loss) from investment operations
Net investment income (loss) (d)	$0.19		$0.43	(c)	$0.56	$0.37	$0.34	$0.37
Net realized and unrealized gain (loss)	2.60		6.16		4.55	(0.52)	5.23	5.51
Total from investment operations	$2.79		$6.59		$5.11	$(0.15)	$5.57	$5.88
Less distributions declared to shareholders
From net investment income	$(0.49)		$(0.47)		$(0.38)	$(0.36)	$(0.43)	$(0.28)
From net realized gain	(3.25)		(1.72)		(2.22)	(1.90)	(0.68)	—
Total distributions declared to shareholders	$(3.74)		$(2.19)		$(2.60)	$(2.26)	$(1.11)	$(0.28)
Net asset value, end of period (x)	$42.36		$43.31		$38.91	$36.40	$38.81	$34.35
Total return (%) (r)(s)(t)(x)	6.47	(n)	17.77	(c)	14.66	(0.68)	16.56	20.65
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.56	(a)	0.57	(c)	0.58	0.57	0.55	0.63
Expenses after expense reductions (f)	N/A		0.57	(c)	0.58	0.57	0.55	0.63
Net investment income (loss)	0.85	(a)	1.08	(c)	1.52	0.96	0.90	1.19
Portfolio turnover	21	(n)	38		47	44	39	46
Net assets at end of period (000 omitted)	$16,163		$49,141		$57,922	$46,669	$46,235	$27,088
Supplemental Ratios (%):
Ratio of expenses to average net assets after expense reductions excluding short sale expenses (f)	0.55	(a)	0.56	(c)	0.57	0.57	0.55	0.62

See Notes to Financial Statements

23

Financial Highlights – continued

	Six months ended 3/31/18		Year ended
Class R6			9/30/17		9/30/16	9/30/15	9/30/14	9/30/13
	(unaudited)
Net asset value, beginning of period	$43.33		$38.94		$36.42	$38.82	$34.37	$28.75
Income (loss) from investment operations
Net investment income (loss) (d)	$0.24		$0.46	(c)	$0.58	$0.41	$0.36	$0.40
Net realized and unrealized gain (loss)	2.56		6.16		4.58	(0.53)	5.23	5.51
Total from investment operations	$2.80		$6.62		$5.16	$(0.12)	$5.59	$5.91
Less distributions declared to shareholders
From net investment income	$(0.60)		$(0.51)		$(0.42)	$(0.38)	$(0.46)	$(0.29)
From net realized gain	(3.25)		(1.72)		(2.22)	(1.90)	(0.68)	—
Total distributions declared to shareholders	$(3.85)		$(2.23)		$(2.64)	$(2.28)	$(1.14)	$(0.29)
Net asset value, end of period (x)	$42.28		$43.33		$38.94	$36.42	$38.82	$34.37
Total return (%) (r)(s)(t)(x)	6.48	(n)	17.86	(c)	14.80	(0.59)	16.62	20.74
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.48	(a)	0.49	(c)	0.48	0.48	0.49	0.54
Expenses after expense reductions (f)	N/A		0.49	(c)	0.48	0.48	0.49	0.54
Net investment income (loss)	1.08	(a)	1.16	(c)	1.57	1.05	0.97	1.28
Portfolio turnover	21	(n)	38		47	44	39	46
Net assets at end of period (000 omitted)	$1,396,437		$1,393,491		$1,374,807	$1,347,779	$1,364,115	$1,120,028
Supplemental Ratios (%):
Ratio of expenses to average net assets after expense reductions excluding short sale expenses (f)	0.47	(a)	0.47	(c)	0.48	0.48	0.48	0.54

See Notes to Financial Statements

24

Financial Highlights – continued

(a)	Annualized.
(c)	Amount reflects a one-time reimbursement of expenses by the custodian (or former custodian) without which net investment income and performance would be lower and expenses would be higher.
(d)	Per share data is based on average shares outstanding.
(f)	Ratios do not reflect reductions from fees paid indirectly, if applicable.
(n)	Not annualized.
(r)	Certain expenses have been reduced without which performance would have been lower.
(s)	From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
(t)	Total returns do not include any applicable sales charges.
(w)	Per share amount was less than $0.01 and total return or ratio was less than 0.01%, as applicable.
(x)	The net asset values and total returns have been calculated on net assets which include adjustments made in accordance with U.S. generally accepted accounting principles required at period end for financial reporting purposes.

See Notes to Financial Statements

25

NOTES TO FINANCIAL STATEMENTS

(unaudited)

(1) Business and Organization

MFS Research Fund (the fund) is a diversified series of MFS Series Trust V (the trust). The trust is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company.

The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services – Investment Companies.

(2) Significant Accounting Policies

General – The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. In the preparation of these financial statements, management has evaluated subsequent events occurring after the date of the fund’s Statement of Assets and Liabilities through the date that the financial statements were issued.

Balance Sheet Offsetting – The fund’s accounting policy with respect to balance sheet offsetting is that, absent an event of default by the counterparty or a termination of the agreement, the International Swaps and Derivatives Association (ISDA) Master Agreement, or similar agreement, does not result in an offset of reported amounts of financial assets and financial liabilities in the Statement of Assets and Liabilities across transactions between the fund and the applicable counterparty. The fund’s right to setoff may be restricted or prohibited by the bankruptcy or insolvency laws of the particular jurisdiction to which a specific master netting agreement counterparty is subject. Balance sheet offsetting disclosures, to the extent applicable to the fund, have been included in the fund’s Significant Accounting Policies note under the captions for each of the fund’s in-scope financial instruments and transactions.

Investment Valuations – Equity securities, including restricted equity securities and equity securities held short, are generally valued at the last sale or official closing price on their primary market or exchange as provided by a third-party pricing service. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation on their primary market or exchange as provided by a third-party pricing service. Equity securities held short, for which there were no sales reported for that day, are generally valued at the last quoted daily ask quotation on their primary market or exchange as provided by a third-party pricing service. Debt instruments and floating rate loans, including restricted debt instruments, are generally valued at an evaluated or composite bid as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued

26

Notes to Financial Statements (unaudited) – continued

at a broker/dealer bid quotation. Values obtained from third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur on a frequent basis after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

Various inputs are used in determining the value of the fund’s assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar

27

Notes to Financial Statements (unaudited) – continued

securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. The following is a summary of the levels used as of March 31, 2018 in valuing the fund’s assets or liabilities:

Financial Instruments	Level 1	Level 2	Level 3	Total
Equity Securities	$5,495,133,250	$—	$—	$5,495,133,250
Mutual Funds	78,254,507	—	—	78,254,507
Total	$5,573,387,757	$—	$—	$5,573,387,757
Securities Sold Short	$(12,785,897)	$—	$—	$(12,785,897)

For further information regarding security characteristics, see the Portfolio of Investments.

Foreign Currency Translation – Purchases and sales of foreign investments, income, and expenses are converted into U.S. dollars based upon currency exchange rates prevailing on the respective dates of such transactions or on the reporting date for foreign denominated receivables and payables. Gains and losses attributable to foreign currency exchange rates on sales of securities are recorded for financial statement purposes as net realized gains and losses on investments. Gains and losses attributable to foreign exchange rate movements on receivables, payables, income and expenses are recorded for financial statement purposes as foreign currency transaction gains and losses. That portion of both realized and unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.

Short Sales – The fund entered into short sales whereby it sells a security it does not own in anticipation of a decline in the value of that security. The fund will realize a gain if the security price decreases and a loss if the security price increases between the date of the short sale and the date on which the fund replaces the borrowed security. Losses from short sales can exceed the proceeds of the security sold; and they can also exceed the potential loss from an ordinary buy and sell transaction. The amount of any premium, dividends, or interest the fund may be required to pay in connection with a short sale will be recognized as a fund expense. During the six months ended March 31, 2018, this expense amounted to $308,773. The fund segregates cash or marketable securities in an amount that, when combined with the amount of proceeds from the short sale deposited with the broker, at least equals the current market value of the security sold short.

Security Loans – Under its Securities Lending Agency Agreement with the fund, JPMorgan Chase and Co. (“Chase”), as lending agent, loans the securities of the fund to certain qualified institutions (the “Borrowers”) approved by the fund. Security loans can be terminated at the discretion of either the lending agent or the fund and the related securities must be returned within the earlier of the standard trade settlement period for such securities or within three business days. The loans are collateralized by cash and/or U.S. Treasury and federal agency obligations in an amount typically at least equal to the market value of the securities loaned. On loans collateralized by cash, the cash collateral is invested in a money market fund. The market value of the loaned securities is determined at the close of business of the fund and any additional required collateral is delivered to the fund on the next business day. Chase provides the fund

28

Notes to Financial Statements (unaudited) – continued

with indemnification against Borrower default. In the event of Borrower default, Chase will, for the benefit of the fund, either purchase securities identical to those loaned or, when such purchase is commercially impracticable, pay the fund the market value of the loaned securities. In return, Chase assumes the fund’s rights to the related collateral. If the collateral value is less than the cost to purchase identical securities, Chase is responsible for the shortfall, but only to the extent that such shortfall is not due to a decline in collateral value resulting from collateral reinvestment for which the fund bears the risk of loss. At period end, the fund had investment securities on loan, all of which were classified as equity securities in the fund’s Portfolio of Investments, with a fair value of $16,450,920. The fair value of the fund’s investment securities on loan and a related liability of $16,651,200 for cash collateral received on securities loaned are both presented gross in the Statement of Assets and Liabilities. The collateral on securities loaned exceeded the value of securities on loan at period end. The liability for cash collateral for securities loaned is carried at fair value, which is categorized as level 2 within the fair value hierarchy. A portion of the income generated upon investment of the collateral is remitted to the Borrowers, and the remainder is allocated between the fund and the lending agent. On loans collateralized by U.S. Treasury and/or federal agency obligations, a fee is received from the Borrower, and is allocated between the fund and the lending agent. Income from securities lending is separately reported in the Statement of Operations. The dividend and interest income earned on the securities loaned is accounted for in the same manner as other dividend and interest income.

Indemnifications – Under the fund’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the fund. Additionally, in the normal course of business, the fund enters into agreements with service providers that may contain indemnification clauses. The fund’s maximum exposure under these agreements is unknown as this would involve future claims that may be made against the fund that have not yet occurred.

Investment Transactions and Income – Investment transactions are recorded on the trade date. Interest income is recorded on the accrual basis. Dividends received in cash are recorded on the ex-dividend date. Certain dividends from foreign securities will be recorded when the fund is informed of the dividend if such information is obtained subsequent to the ex-dividend date. Dividend and interest payments received in additional securities are recorded on the ex-dividend or ex-interest date in an amount equal to the value of the security on such date.

The fund may receive proceeds from litigation settlements. Any proceeds received from litigation involving portfolio holdings are reflected in the Statement of Operations in realized gain/loss if the security has been disposed of by the fund or in unrealized gain/loss if the security is still held by the fund. Any other proceeds from litigation not related to portfolio holdings are reflected as other income in the Statement of Operations.

Fees Paid Indirectly – The fund’s custody fee may be reduced by a credit earned under an arrangement that measures the value of U.S. dollars deposited with the custodian by the fund. The amount of the credit, for the six months ended March 31, 2018, is shown as a reduction of total expenses in the Statement of Operations.

29

Notes to Financial Statements (unaudited) – continued

Tax Matters and Distributions – The fund intends to qualify as a regulated investment company, as defined under Subchapter M of the Internal Revenue Code, and to distribute all of its taxable income, including realized capital gains. As a result, no provision for federal income tax is required. The fund’s federal tax returns, when filed, will remain subject to examination by the Internal Revenue Service for a three year period. Management has analyzed the fund’s tax positions taken on federal and state tax returns for all open tax years and does not believe that there are any uncertain tax positions that require recognition of a tax liability. Foreign taxes, if any, have been accrued by the fund in the accompanying financial statements in accordance with the applicable foreign tax law. Foreign income taxes may be withheld by certain countries in which the fund invests. Additionally, capital gains realized by the fund on securities issued in or by certain foreign countries may be subject to capital gains tax imposed by those countries.

Distributions to shareholders are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These adjustments have no impact on net assets or net asset value per share. Temporary differences which arise from recognizing certain items of income, expense, gain or loss in different periods for financial statement and tax purposes will reverse at some time in the future. Distributions in excess of net investment income or net realized gains are temporary overdistributions for financial statement purposes resulting from differences in the recognition or classification of income or distributions for financial statement and tax purposes.

Book/tax differences primarily relate to wash sale loss deferrals, treating a portion of the proceeds from redemptions as a distribution for tax purposes, and partnership adjustments.

The tax character of distributions made during the current period will be determined at fiscal year end. The tax character of distributions declared to shareholders for the last fiscal year is as follows:

Year ended 9/30/17
Ordinary income (including any short-term capital gains)	$52,150,307
Long-term capital gains	212,680,405
Total distributions	$264,830,712

30

Notes to Financial Statements (unaudited) – continued

The federal tax cost and the tax basis components of distributable earnings were as follows:

As of 3/31/18
Cost of investments	$4,230,698,579
Gross appreciation	1,433,851,833
Gross depreciation	(103,948,552)
Net unrealized appreciation (depreciation)	$1,329,903,281

As of 9/30/17
Undistributed ordinary income	92,081,884
Undistributed long-term capital gain	276,065,491
Other temporary differences	(73,235)
Net unrealized appreciation (depreciation)	1,472,386,707

The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.

Multiple Classes of Shares of Beneficial Interest – The fund offers multiple classes of shares, which differ in their respective distribution and service fees. The fund’s income, realized and unrealized gain (loss), and common expenses are allocated to shareholders based on the daily net assets of each class. Dividends are declared separately for each class. Differences in per share dividend rates are generally due to differences in separate class expenses. Class B shares will convert to Class A shares approximately eight years after purchase. Effective April 23, 2018, Class C shares will convert to Class A shares approximately ten years after purchase. The fund’s distributions declared to shareholders as reported in the Statements of Changes in Net Assets are presented by class as follows:

	From net investment income		From net realized gain
	Six months ended 3/31/18	Year ended 9/30/17	Six months ended 3/31/18	Year ended 9/30/17
Class A	$27,695,376	$22,476,054	$197,761,640	$102,174,585
Class B	74,160	62,517	1,752,577	1,108,623
Class C	497,217	459,035	10,768,825	6,425,296
Class I	13,288,034	10,772,599	77,512,261	39,241,145
Class R1	17,801	14,822	358,181	207,755
Class R2	199,939	196,905	1,961,523	1,212,090
Class R3	450,498	523,279	3,334,436	2,409,391
Class R4	173,201	584,156	1,146,563	2,150,646
Class R6	18,604,241	17,060,940	101,625,520	57,750,874
Total	$61,000,467	$52,150,307	$396,221,526	$212,680,405

(3) Transactions with Affiliates

Investment Adviser – The fund has an investment advisory agreement with MFS to provide overall investment management and related administrative services and

31

Notes to Financial Statements (unaudited) – continued

facilities to the fund. The management fee is computed daily and paid monthly at the following annual rates based on the fund’s average daily net assets:

Up to $5 billion	0.43%
In excess of $5 billion and up to $10 billion	0.40%
In excess of $10 billion	0.37%

The management fee incurred for the six months ended March 31, 2018 was equivalent to an annual effective rate of 0.43% of the fund’s average daily net assets.

Distributor – MFS Fund Distributors, Inc. (MFD), a wholly-owned subsidiary of MFS, as distributor, received $36,648 for the six months ended March 31, 2018, as its portion of the initial sales charge on sales of Class A shares of the fund.

The Board of Trustees has adopted a distribution plan for certain share classes pursuant to Rule 12b-1 of the Investment Company Act of 1940.

The fund’s distribution plan provides that the fund will pay MFD for services provided by MFD and financial intermediaries in connection with the distribution and servicing of certain share classes. One component of the plan is a distribution fee paid to MFD and another component of the plan is a service fee paid to MFD. MFD may subsequently pay all, or a portion, of the distribution and/or service fees to financial intermediaries.

Distribution Plan Fee Table:

	Distribution Fee Rate (d)	Service Fee Rate (d)	Total Distribution Plan (d)	Annual Effective Rate (e)	Distribution and Service Fee
Class A	—	0.25%	0.25%	0.25%	$3,468,733
Class B	0.75%	0.25%	1.00%	0.99%	112,059
Class C	0.75%	0.25%	1.00%	1.00%	684,464
Class R1	0.75%	0.25%	1.00%	1.00%	22,393
Class R2	0.25%	0.25%	0.50%	0.50%	66,813
Class R3	—	0.25%	0.25%	0.25%	58,355
Total Distribution and Service Fees					$4,412,817

(d)	In accordance with the distribution plan for certain classes, the fund pays distribution and/or service fees equal to these annual percentage rates of each class’s average daily net assets. The distribution and service fee rates disclosed by class represent the current rates in effect at the end of the reporting period. Any rate changes, if applicable, are detailed below.
(e)	The annual effective rates represent actual fees incurred under the distribution plan for the six months ended March 31, 2018 based on each class’s average daily net assets. MFD has voluntarily agreed to rebate a portion of each class’s 0.25% service fee attributable to accounts for which MFD retains the 0.25% service fee except for accounts attributable to MFS or its affiliates’ seed money. For the six months ended March 31, 2018, this rebate amounted to $66,363, $690, and $2,519 for Class A, Class B, and Class C, respectively, and is included in the reduction of total expenses in the Statement of Operations.

Certain Class A shares are subject to a contingent deferred sales charge (CDSC) in the event of a shareholder redemption within 18 months of purchase. Class C shares are subject to a CDSC in the event of a shareholder redemption within 12 months of purchase. Class B shares are subject to a CDSC in the event of a shareholder

32

Notes to Financial Statements (unaudited) – continued

redemption within six years of purchase. All contingent deferred sales charges are paid to MFD and during the six months ended March 31, 2018, were as follows:

Amount
Class A	$2,482
Class B	9,825
Class C	3,531

Shareholder Servicing Agent – MFS Service Center, Inc. (MFSC), a wholly-owned subsidiary of MFS, receives a fee from the fund for its services as shareholder servicing agent calculated as a percentage of the average daily net assets of the fund as determined periodically under the supervision of the fund’s Board of Trustees. For the six months ended March 31, 2018, the fee was $243,839, which equated to 0.0087% annually of the fund’s average daily net assets. MFSC also receives payment from the fund for out-of-pocket expenses, sub-accounting and other shareholder servicing costs which may be paid to affiliated and unaffiliated service providers. Class R6 shares do not incur sub-accounting fees. For the six months ended March 31, 2018, these out-of-pocket expenses, sub-accounting and other shareholder servicing costs amounted to $1,908,559.

Administrator – MFS provides certain financial, legal, shareholder communications, compliance, and other administrative services to the fund. Under an administrative services agreement, the fund reimburses MFS the costs incurred to provide these services. The fund is charged an annual fixed amount of $17,500 plus a fee based on average daily net assets. The administrative services fee incurred for the six months ended March 31, 2018 was equivalent to an annual effective rate of 0.0111% of the fund’s average daily net assets.

Trustees’ and Officers’ Compensation – The fund pays compensation to independent Trustees in the form of a retainer, attendance fees, and additional compensation to Board and Committee chairpersons. The fund does not pay compensation directly to Trustees or officers of the fund who are also officers of the investment adviser, all of whom receive remuneration for their services to the fund from MFS. Certain officers and Trustees of the fund are officers or directors of MFS, MFD, and MFSC.

Prior to December 31, 2001, the fund had an unfunded defined benefit plan (“DB plan”) for independent Trustees. As of December 31, 2001, the Board took action to terminate the DB plan with respect to then-current and any future independent Trustees, such that the DB plan covers only certain of those former independent Trustees who retired on or before December 31, 2001. Effective January 1, 2002, accrued benefits under the DB Plan for then-current independent Trustees who continued were credited to an unfunded retirement deferral plan (the “Retirement Deferral plan”), which was established for and exists solely with respect to these credited amounts, and is not available for other deferrals by these or other independent Trustees. Although the Retirement Deferral plan is unfunded, amounts deferred under the plan are periodically adjusted for investment experience as if they had been invested in shares of the fund. The DB plan resulted in a pension expense of $2,905 and the Retirement Deferral plan resulted in an expense of $5,708. Both amounts are included in “Independent Trustees’ compensation” in the Statement of

33

Notes to Financial Statements (unaudited) – continued

Operations for the six months ended March 31, 2018. The liability for deferred retirement benefits payable to certain independent Trustees under both plans amounted to $70,735 at March 31, 2018, and is included in “Payable for independent Trustees’ compensation” in the Statement of Assets and Liabilities.

Other – This fund and certain other funds managed by MFS (the funds) have entered into a service agreement (the ISO Agreement) which provides for payment of fees solely by the funds to Tarantino LLC in return for the provision of services of an Independent Senior Officer (ISO) for the funds. Frank L. Tarantino serves as the ISO and is an officer of the funds and the sole member of Tarantino LLC. The funds can terminate the ISO Agreement with Tarantino LLC at any time under the terms of the ISO Agreement. For the six months ended March 31, 2018, the fee paid by the fund under this agreement was $4,588 and is included in “Miscellaneous” expense in the Statement of Operations. MFS has agreed to bear all expenses associated with office space, other administrative support, and supplies provided to the ISO.

The fund invests in the MFS Institutional Money Market Portfolio which is managed by MFS and seeks current income consistent with preservation of capital and liquidity. This money market fund does not pay a management fee to MFS.

On September 20, 2017, MFS redeemed 1,183 shares of Class I for an aggregate amount of $52,206.

On March 16, 2017, MFS redeemed 2,708 shares of Class I for an aggregate amount of $111,038.

The fund is permitted to engage in purchase and sale transactions with funds and accounts for which MFS serves as investment adviser or sub-adviser (“cross-trades”) pursuant to a policy adopted by the Board of Trustees. This policy has been designed to ensure that cross-trades conducted by the fund comply with Rule 17a-7 under the Investment Company Act of 1940. During the six months ended March 31, 2018, the fund engaged in purchase and sale transactions pursuant to this policy, which amounted to $16,746,245 and $27,549,125, respectively. The sales transactions resulted in net realized gains (losses) of $7,199,232.

Effective January 3, 2018, the adviser has voluntarily undertaken to reimburse the fund from its own resources on a quarterly basis for the cost of investment research embedded in the cost of the fund’s securities trades. This agreement may be rescinded at any time. This reimbursement, if any, will be determined in arrears on a quarterly basis beginning with the quarter ending March 31, 2018.

(4) Portfolio Securities

For the six months ended March 31, 2018, purchases and sales of investments, other than short sales and short-term obligations, aggregated $1,166,090,722 and $1,326,660,964, respectively.

34

Notes to Financial Statements (unaudited) – continued

(5) Shares of Beneficial Interest

The fund’s Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest. Transactions in fund shares were as follows:

	Six months ended 3/31/18		Year ended 9/30/17
	Shares	Amount	Shares	Amount
Shares sold
Class A	4,787,753	$209,026,359	8,867,974	$355,641,472
Class B	28,988	1,154,963	66,947	2,423,307
Class C	116,579	4,601,372	284,524	10,260,561
Class I	3,611,035	161,583,159	8,389,380	342,952,373
Class R1	5,230	204,995	6,478	233,259
Class R2	54,359	2,316,981	79,257	3,094,285
Class R3	96,394	4,184,861	212,708	8,438,914
Class R4	43,370	1,880,826	294,109	12,042,487
Class R6	1,149,955	49,729,889	1,851,060	74,593,171
	9,893,663	$434,683,405	20,052,437	$809,679,829

Shares issued to shareholders in reinvestment of distributions
Class A	5,123,167	$216,095,291	3,162,379	$119,031,964
Class B	46,740	1,799,052	33,004	1,142,271
Class C	287,937	10,993,423	180,132	6,191,147
Class I	2,064,006	89,288,888	1,282,197	49,390,216
Class R1	10,010	375,981	6,573	222,577
Class R2	47,102	1,926,937	33,773	1,235,738
Class R3	89,543	3,755,448	78,115	2,923,855
Class R4	31,252	1,319,764	72,715	2,734,802
Class R6	2,805,788	118,235,897	1,967,794	73,989,048
	10,505,545	$443,790,681	6,816,682	$256,861,618

Shares reacquired
Class A	(5,271,356)	$(230,328,315)	(10,880,956)	$(433,183,681)
Class B	(83,115)	(3,330,195)	(215,570)	(7,908,104)
Class C	(320,428)	(12,642,247)	(858,976)	(31,608,810)
Class I	(3,283,911)	(147,125,376)	(8,943,725)	(365,813,299)
Class R1	(3,606)	(139,737)	(33,398)	(1,211,778)
Class R2	(103,865)	(4,437,237)	(221,463)	(8,707,110)
Class R3	(165,170)	(7,193,125)	(687,437)	(26,920,597)
Class R4	(827,714)	(36,834,916)	(720,600)	(28,557,177)
Class R6	(3,091,037)	(135,320,223)	(6,965,408)	(277,341,880)
	(13,150,202)	$(577,351,371)	(29,527,533)	$(1,181,252,436)

35

Notes to Financial Statements (unaudited) – continued

	Six months ended 3/31/18		Year ended 9/30/17
	Shares	Amount	Shares	Amount
Net change
Class A	4,639,564	$194,793,335	1,149,397	$41,489,755
Class B	(7,387)	(376,180)	(115,619)	(4,342,526)
Class C	84,088	2,952,548	(394,320)	(15,157,102)
Class I	2,391,130	103,746,671	727,852	26,529,290
Class R1	11,634	441,239	(20,347)	(755,942)
Class R2	(2,404)	(193,319)	(108,433)	(4,377,087)
Class R3	20,767	747,184	(396,614)	(15,557,828)
Class R4	(753,092)	(33,634,326)	(353,776)	(13,779,888)
Class R6	864,706	32,645,563	(3,146,554)	(128,759,661)
	7,249,006	$301,122,715	(2,658,414)	$(114,710,989)

Class T shares were not publicly available for sale during the period. Please see the fund’s prospectus for details.

The fund is one of several mutual funds in which certain MFS funds may invest. The MFS funds do not invest in the underlying funds for the purpose of exercising management or control. At the end of the period, the MFS Moderate Allocation Fund, the MFS Growth Allocation Fund, the MFS Conservation Allocation Fund, and the MFS Aggressive Growth Allocation Fund were the owners of record of approximately 8%, 7%, 3%, and 3%, respectively, of the value of outstanding voting shares of the fund. In addition, the MFS Lifetime 2020 Fund, the MFS Lifetime 2025 Fund, the MFS Lifetime Income Fund, the MFS Lifetime 2030 Fund, the MFS Lifetime 2035 Fund, the MFS Lifetime 2040 Fund, the MFS Lifetime 2045 Fund, the MFS Lifetime 2050 Fund, the MFS Lifetime 2055 Fund, and the MFS Lifetime 2060 Fund were each the owners of record of less than 1% of the value of outstanding voting shares of the fund.

(6) Line of Credit

The fund and certain other funds managed by MFS participate in a $1.25 billion unsecured committed line of credit, subject to a $1 billion sublimit, provided by a syndication of banks under a credit agreement. Borrowings may be made for temporary financing needs. Interest is charged to each fund, based on its borrowings, generally at a rate equal to the higher of the Overnight Federal Reserve funds rate or daily one month LIBOR plus an agreed upon spread. A commitment fee, based on the average daily, unused portion of the committed line of credit, is allocated among the participating funds at the end of each calendar quarter. In addition, the fund and other funds managed by MFS have established unsecured uncommitted borrowing arrangements with certain banks for temporary financing needs. Interest is charged to each fund, based on its borrowings, at a rate equal to the Overnight Federal Reserve funds rate plus an agreed upon spread. For the six months ended March 31, 2018, the fund’s commitment fee and interest expense were $17,680 and $0, respectively, and are included in “Miscellaneous” expense in the Statement of Operations.

36

Notes to Financial Statements (unaudited) – continued

(7) Investments in Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be affiliated issuers:

Affiliated Issuers		Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Institutional Money Market Portfolio		56,288,257	391,899,622	(386,578,411)	61,609,468

Affiliated Issuers	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Institutional Money Market Portfolio	$(2,975)	$3,773	$—	$282,021	$61,603,307

37

PROXY VOTING POLICIES AND INFORMATION

MFS votes proxies on behalf of the fund pursuant to proxy voting policies and procedures that are available without charge, upon request, by calling 1-800-225-2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s Web site at http://www.sec.gov.

Information regarding how the fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available by August 31 of each year without charge by visiting mfs.com/proxyvoting, or by visiting the SEC’s Web site at http://www.sec.gov.

QUARTERLY PORTFOLIO DISCLOSURE

The fund will file a complete schedule of portfolio holdings with the Securities and Exchange Commission (the Commission) for the first and third quarters of each fiscal year on Form N-Q. A shareholder can obtain the quarterly portfolio holdings report at mfs.com. The fund’s Form N-Q is also available on the EDGAR database on the Commission’s Internet Web site at http://www.sec.gov, and may be reviewed and copied at the:

Public Reference Room

Securities and Exchange Commission

100 F Street, NE, Room 1580

Washington, D.C. 20549

Information on the operation of the Public Reference Room may be obtained by calling the Commission at 1-800-SEC-0330. Copies of the fund’s Form N-Q also may be obtained, upon payment of a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov or by writing the Public Reference Section at the above address.

FURTHER INFORMATION

From time to time, MFS may post important information about the fund or the MFS funds on the MFS web site (mfs.com). This information is available at https://www.mfs.com/en-us/what-we-do/announcements.html or at mfs.com/openendfunds by choosing the fund’s name.

38

INFORMATION ABOUT FUND CONTRACTS AND LEGAL CLAIMS

The fund has entered into contractual arrangements with an investment adviser, administrator, distributor, shareholder servicing agent, 529 program manager (if applicable), and custodian who each provide services to the fund. Unless expressly stated otherwise, shareholders are not parties to, or intended beneficiaries of these contractual arrangements, and these contractual arrangements are not intended to create any shareholder right to enforce them against the service providers or to seek any remedy under them against the service providers, either directly or on behalf of the fund.

Under the Trust’s By-Laws and Declaration of Trust, any claims asserted against or on behalf of the MFS Funds, including claims against Trustees and Officers, must be brought in state and federal courts located within the Commonwealth of Massachusetts.

PROVISION OF FINANCIAL REPORTS AND SUMMARY PROSPECTUSES

The fund produces financial reports every six months and updates its summary prospectus and prospectus annually. To avoid sending duplicate copies of materials to households, only one copy of the fund’s annual and semiannual report and summary prospectus may be mailed to shareholders having the same last name and residential address on the fund’s records. However, any shareholder may contact MFSC (please see back cover for address and telephone number) to request that copies of these reports and summary prospectuses be sent personally to that shareholder.

39

Save paper with eDelivery.

MFS® will send you prospectuses,

reports, and proxies directly via e-mail so you will get information faster with less mailbox clutter.

To sign up:

1. Go to mfs.com.

2. Log in via MFS® Access.

3. Select eDelivery.

If you own your MFS fund shares through a financial institution or a retirement plan, MFS® TALK, MFS® Access, or eDelivery may not be available to you.

CONTACT

WEB SITE

mfs.com

MFS TALK

1-800-637-8255

24 hours a day

ACCOUNT SERVICE AND LITERATURE

Shareholders

1-800-225-2606

Financial advisors

1-800-343-2829

Retirement plan services

1-800-637-1255

MAILING ADDRESS

MFS Service Center, Inc.

P.O. Box 55824

Boston, MA 02205-5824

OVERNIGHT MAIL

MFS Service Center, Inc.

c/o DST Asset Manager Solutions, Inc.

30 Dan Road

Canton, MA 02021-2809

Semiannual Report

March 31, 2018

MFS® Total Return Fund

MTR-SEM

MFS® Total Return Fund

The report is prepared for the general information of shareholders.

It is authorized for distribution to prospective investors only when preceded or accompanied by a current prospectus.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

LETTER FROM THE EXECUTIVE CHAIRMAN

Dear Shareholders:

Rising bond yields have led to a measurable uptick in market volatility — a departure from the low-volatility environment that prevailed for much of 2017. In recent months,

against this backdrop, global markets have given back some of the strong gains recorded during 2017 and early 2018. Global economic growth remains robust, notwithstanding signs of a modest slowdown over the past few months, particularly in Europe.

Although the U.S. Federal Reserve continues to gradually raise interest rates and shrink its balance sheet, monetary policy remains accommodative around the world, with many central banks taking only tentative steps toward tighter policies. Newly enacted U.S. tax reforms have been welcomed by equity markets, while emerging market economies have benefited from a weaker U.S. dollar.

Around the world, inflation remains largely subdued, but tight labor markets and solid global demand have investors on the lookout for its potential resurgence. Increased U.S. protectionism is also a growing concern, as investors fear that trade friction could disrupt the synchronized rise in global growth.

At MFS®, we believe having a disciplined, long-term investment approach through a full market cycle is essential to capturing the best opportunities while also managing risk. In our view, such a strategy, along with the professional guidance of a financial advisor, will help you reach your investment objectives.

Respectfully,

Robert J. Manning

Executive Chairman

MFS Investment Management

May 16, 2018

The opinions expressed in this letter are subject to change and may not be relied upon for investment advice. No forecasts can be guaranteed.

PORTFOLIO COMPOSITION

Portfolio structure (i)

Top ten holdings (i)
U.S. Treasury Notes, 1.75%, 9/30/2022	2.6%
U.S. Treasury Notes, 1%, 6/30/2019	2.3%
Fannie Mae, 4%, 30 Years	2.2%
JPMorgan Chase & Co.	2.0%
U.S. Treasury Bonds, 2.875%, 5/15/2043	1.9%
U.S. Treasury Notes, 1.75%, 11/30/2021	1.8%
U.S. Treasury Notes, 1.625%, 6/30/2019	1.7%
Fannie Mae, 3.5%, 30 Years	1.5%
Philip Morris International, Inc.	1.4%
U.S. Treasury Notes, 3.125%, 5/15/2021	1.3%

Composition including fixed income credit quality (a)(i)
AAA	2.7%
AA	0.6%
A	3.9%
BBB	6.0%
BB (o)	0.0%
B (o)	0.0%
CCC (o)	0.0%
CC	0.1%
C (o)	0.0%
U.S. Government	15.5%
Federal Agencies	10.2%
Not Rated (o)	0.0%
Non-Fixed Income	59.4%
Cash & Cash Equivalents	1.6%

Equity sectors
Financial Services	15.4%
Health Care	8.6%
Consumer Staples	6.1%
Industrial Goods & Services	5.4%
Technology	4.9%
Utilities & Communications	3.6%
Energy	3.1%
Special Products & Services	2.6%
Leisure	2.6%
Basic Materials	2.2%
Autos & Housing	1.9%
Transportation	1.5%
Retailing	1.5%

Portfolio Composition – continued

Fixed income sectors (i)
U.S. Treasury Securities	15.5%
Mortgage-Backed Securities	10.1%
Investment Grade Corporates	9.9%
Commercial Mortgage-Backed Securities	1.7%
Collateralized Debt Obligations	0.8%
Emerging Markets Bonds	0.4%
Asset-Backed Securities	0.2%
Non-U.S. Government Bonds	0.2%
Municipal Bonds	0.1%
U.S. Government Agencies	0.1%
High Yield Corporates (o)	0.0%
Residential Mortgage-Backed Securities (o)	0.0%

(a)	For all securities other than those specifically described below, ratings are assigned to underlying securities utilizing ratings from Moody’s, Fitch, and Standard & Poor’s rating agencies and applying the following hierarchy: If all three agencies provide a rating, the middle rating (after dropping the highest and lowest ratings) is assigned; if two of the three agencies rate a security, the lower of the two is assigned. Ratings are shown in the S&P and Fitch scale (e.g., AAA). Securities rated BBB or higher are considered investment grade. All ratings are subject to change. U.S. Government includes securities issued by the U.S. Department of the Treasury. Federal Agencies includes rated and unrated U.S. Agency fixed-income securities, U.S. Agency mortgage-backed securities, and collateralized mortgage obligations of U.S. Agency mortgage-backed securities. Not Rated includes fixed income securities, including fixed income futures contracts, which have not been rated by any rating agency. Non-Fixed Income includes equity securities (including convertible bonds and equity derivatives) and/or commodity-linked derivatives. The fund may or may not have held all of these instruments on this date. The fund is not rated by these agencies.
(i)	For purposes of this presentation, the components include the value of securities, and reflect the impact of the equivalent exposure of derivative positions, if any. These amounts may be negative from time to time. Equivalent exposure is a calculated amount that translates the derivative position into a reasonable approximation of the amount of the underlying asset that the portfolio would have to hold at a given point in time to have the same price sensitivity that results from the portfolio’s ownership of the derivative contract. When dealing with derivatives, equivalent exposure is a more representative measure of the potential impact of a position on portfolio performance than value. The bond component will include any accrued interest amounts.
(o)	Less than 0.1%.

Where the fund holds convertible bonds, they are treated as part of the equity portion of the portfolio.

Cash & Cash Equivalents includes any cash, investments in money market funds, short-term securities, and other assets less liabilities. Please see the Statement of Assets and Liabilities for additional information related to the fund’s cash position and other assets and liabilities.

Percentages are based on net assets as of March 31, 2018.

The portfolio is actively managed and current holdings may be different.

EXPENSE TABLE

Fund expenses borne by the shareholders during the period, October 1, 2017 through March 31, 2018

As a shareholder of the fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on certain purchase or redemption payments, and (2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period October 1, 2017 through March 31, 2018.

Actual Expenses

The first line for each share class in the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line for each share class in the following table provides information about hypothetical account values and hypothetical expenses based on the fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line for each share class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Expense Table – continued

Share Class		Annualized Expense Ratio	Beginning Account Value 10/01/17	Ending Account Value 3/31/18	Expenses Paid During Period (p) 10/01/17-3/31/18
A	Actual	0.72%	$1,000.00	$1,010.67	$3.61
	Hypothetical (h)	0.72%	$1,000.00	$1,021.34	$3.63
B	Actual	1.48%	$1,000.00	$1,007.36	$7.41
	Hypothetical (h)	1.48%	$1,000.00	$1,017.55	$7.44
C	Actual	1.48%	$1,000.00	$1,007.34	$7.41
	Hypothetical (h)	1.48%	$1,000.00	$1,017.55	$7.44
I	Actual	0.48%	$1,000.00	$1,012.42	$2.41
	Hypothetical (h)	0.48%	$1,000.00	$1,022.54	$2.42
R1	Actual	1.48%	$1,000.00	$1,007.44	$7.41
	Hypothetical (h)	1.48%	$1,000.00	$1,017.55	$7.44
R2	Actual	0.98%	$1,000.00	$1,009.86	$4.91
	Hypothetical (h)	0.98%	$1,000.00	$1,020.04	$4.94
R3	Actual	0.73%	$1,000.00	$1,011.15	$3.66
	Hypothetical (h)	0.73%	$1,000.00	$1,021.29	$3.68
R4	Actual	0.48%	$1,000.00	$1,011.86	$2.41
	Hypothetical (h)	0.48%	$1,000.00	$1,022.54	$2.42
R6	Actual	0.40%	$1,000.00	$1,012.28	$2.01
	Hypothetical (h)	0.40%	$1,000.00	$1,022.94	$2.02
529A	Actual	0.77%	$1,000.00	$1,010.49	$3.86
	Hypothetical (h)	0.77%	$1,000.00	$1,021.09	$3.88
529B	Actual	1.53%	$1,000.00	$1,006.57	$7.65
	Hypothetical (h)	1.53%	$1,000.00	$1,017.30	$7.70
529C	Actual	1.53%	$1,000.00	$1,007.14	$7.66
	Hypothetical (h)	1.53%	$1,000.00	$1,017.30	$7.70

(h)	5% class return per year before expenses.
(p)	“Expenses Paid During Period” are equal to each class’s annualized expense ratio, as shown above, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period). Expenses paid do not include any applicable sales charges (loads). If these transaction costs had been included, your costs would have been higher.

Notes to Expense Table

Each class with a Rule 12b-1 service fee is subject to a rebate of a portion of such fee. Such rebates are included in the expense ratios above. For Class A and Class 529A shares, this rebate reduced the expense ratios above by 0.01%. See Note 3 in the Notes to Financial Statements for additional information.

PORTFOLIO OF INVESTMENTS

3/31/18 (unaudited)

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Common Stocks - 59.3%
Issuer	Shares/Par	Value ($)
Aerospace - 3.1%
Boeing Co.	135,455	$44,412,985
Honeywell International, Inc.	440,278	63,624,574
Lockheed Martin Corp.	162,344	54,860,908
Northrop Grumman Corp.	76,048	26,549,878
United Technologies Corp.	420,923	52,960,532

		$242,408,877
Airlines - 0.2%
Copa Holdings S.A., “A”	55,659	$7,159,417
Delta Air Lines, Inc.	213,599	11,707,361

		$18,866,778
Alcoholic Beverages - 0.4%
Diageo PLC	843,138	$28,532,093

Apparel Manufacturers - 0.4%
Hanesbrands, Inc. (l)	349,742	$6,442,248
LVMH Moet Hennessy Louis Vuitton S.A.	34,373	10,582,023
NIKE, Inc., “B”	225,212	14,963,085

		$31,987,356
Automotive - 0.8%
Aptiv PLC	245,050	$20,821,898
Ford Motor Co.	578,258	6,407,099
General Motors Co.	230,087	8,361,362
Harley-Davidson, Inc. (l)	51,217	2,196,185
LKQ Corp. (a)	180,306	6,842,613
Toyota Motor Corp.	232,500	14,912,950

		$59,542,107
Biotechnology - 0.1%
Biogen, Inc. (a)	24,250	$6,640,135

Broadcasting - 0.5%
Interpublic Group of Companies, Inc.	552,887	$12,732,988
Omnicom Group, Inc.	359,599	26,132,059

		$38,865,047
Brokerage & Asset Managers - 1.6%
Apollo Global Management LLC, “A”	764,010	$22,629,976
BlackRock, Inc.	63,709	34,512,439

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Common Stocks - continued
Brokerage & Asset Managers - continued
Blackstone Group LP	381,770	$12,197,552
Charles Schwab Corp.	183,583	9,586,704
Franklin Resources, Inc.	140,360	4,867,685
Invesco Ltd.	217,250	6,954,173
NASDAQ, Inc.	201,081	17,337,204
T. Rowe Price Group, Inc.	177,927	19,210,778

		$127,296,511
Business Services - 2.6%
Accenture PLC, “A”	439,215	$67,419,503
Amdocs Ltd.	210,945	14,074,250
Cognizant Technology Solutions Corp., “A”	65,211	5,249,486
DXC Technology Co.	609,827	61,305,908
Equifax, Inc.	134,855	15,887,268
Fidelity National Information Services, Inc.	171,568	16,521,998
Fiserv, Inc. (a)	174,140	12,417,923
Worldpay, Inc. (a)	115,851	9,527,586

		$202,403,922
Cable TV - 1.2%
Comcast Corp., “A”	2,687,361	$91,827,125

Chemicals - 1.7%
3M Co.	160,298	$35,188,617
Celanese Corp.	128,244	12,851,331
DowDuPont, Inc.	275,338	17,541,784
Monsanto Co.	50,417	5,883,160
PPG Industries, Inc.	520,618	58,100,969

		$129,565,861
Computer Software - 1.2%
Adobe Systems, Inc. (a)	203,933	$44,065,843
Check Point Software Technologies Ltd. (a)	85,860	8,529,332
Microsoft Corp.	334,913	30,567,510
Oracle Corp.	284,411	13,011,803

		$96,174,488
Computer Software - Systems - 0.6%
Apple, Inc.	138,924	$23,308,669
Hewlett Packard Enterprise	332,599	5,833,787
International Business Machines Corp.	97,396	14,943,468

		$44,085,924
Construction - 1.0%
Owens Corning	376,859	$30,299,463
Pulte Homes, Inc.	288,602	8,510,873

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Common Stocks - continued
Construction - continued
Sherwin-Williams Co.	65,000	$25,487,800
Stanley Black & Decker, Inc.	116,478	17,844,430

		$82,142,566
Consumer Products - 1.0%
Coty, Inc., “A”	783,114	$14,330,986
Kimberly-Clark Corp.	107,751	11,866,618
Newell Brands, Inc.	876,617	22,336,201
Procter & Gamble Co.	86,013	6,819,111
Reckitt Benckiser Group PLC	177,660	15,040,166
Tupperware Brands Corp.	125,083	6,051,515

		$76,444,597
Containers - 0.2%
Crown Holdings, Inc. (a)	271,536	$13,780,452

Electrical Equipment - 0.7%
HD Supply Holdings, Inc. (a)	81,679	$3,098,901
Johnson Controls International PLC	1,367,403	48,187,282

		$51,286,183
Electronics - 1.5%
Analog Devices, Inc.	46,382	$4,226,792
Broadcom Corp.	39,009	9,192,471
Intel Corp.	314,758	16,392,597
Maxim Integrated Products, Inc.	219,156	13,197,574
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	747,276	32,700,798
Texas Instruments, Inc.	385,079	40,005,857

		$115,716,089
Energy - Independent - 1.4%
Anadarko Petroleum Corp.	206,876	$12,497,379
EOG Resources, Inc.	288,459	30,366,079
EQT Corp.	143,938	6,838,494
Hess Corp.	179,564	9,089,530
Marathon Petroleum Corp.	116,778	8,537,640
Noble Energy, Inc.	267,908	8,117,613
Occidental Petroleum Corp.	250,544	16,275,338
Phillips 66	118,050	11,323,356
Pioneer Natural Resources Co.	55,676	9,564,023

		$112,609,452

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Common Stocks - continued
Energy - Integrated - 1.2%
BP PLC	3,553,526	$23,893,473
Chevron Corp.	250,166	28,528,931
Eni S.p.A.	760,226	13,365,282
Exxon Mobil Corp.	403,189	30,081,931

		$95,869,617
Entertainment - 0.1%
Time Warner, Inc.	101,987	$9,645,931

Food & Beverages - 2.5%
Archer Daniels Midland Co.	406,243	$17,618,759
Coca-Cola European Partners PLC	185,300	7,719,598
Danone S.A.	196,720	15,910,217
General Mills, Inc.	711,242	32,048,564
J.M. Smucker Co.	57,761	7,162,942
Marine Harvest A.S.A.	878,533	17,652,271
Mondelez International, Inc.	197,052	8,222,980
Nestle S.A.	455,670	36,043,688
PepsiCo, Inc.	71,767	7,833,368
Pinnacle Foods, Inc.	138,820	7,510,162
Tyson Foods, Inc., “A”	577,094	42,237,510

		$199,960,059
Food & Drug Stores - 0.2%
Kroger Co.	495,749	$11,868,231
Seven & I Holdings Co. Ltd.	130,200	5,584,632

		$17,452,863
Furniture & Appliances - 0.1%
Whirlpool Corp.	67,422	$10,322,982

Gaming & Lodging - 0.1%
Marriott International, Inc., “A”	60,330	$8,203,673

General Merchandise - 0.1%
Kohl’s Corp.	55,670	$3,646,942
Wal-Mart Stores, Inc.	57,979	5,158,391

		$8,805,333
Health Maintenance Organizations - 0.7%
Cigna Corp.	139,869	$23,461,626
Humana Inc.	115,047	30,928,085

		$54,389,711

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Common Stocks - continued
Insurance - 3.8%
Aon PLC	333,361	$46,780,549
Athene Holding Ltd. (a)	202,954	9,703,231
Chubb Ltd.	417,984	57,167,671
MetLife, Inc.	1,248,820	57,308,350
Prudential Financial, Inc.	450,391	46,637,988
Travelers Cos., Inc.	336,330	46,702,784
Unum Group	244,976	11,663,307
Zurich Insurance Group AG	65,726	21,546,578

		$297,510,458
Internet - 1.0%
Alphabet, Inc., “A” (a)	20,547	$21,310,116
Facebook, Inc., “A” (a)	336,398	53,753,036

		$75,063,152
Leisure & Toys - 0.2%
Hasbro, Inc.	34,211	$2,883,987
Take-Two Interactive Software, Inc. (a)	143,646	14,045,706

		$16,929,693
Machinery & Tools - 1.6%
Allison Transmission Holdings, Inc.	172,533	$6,739,139
Deere & Co.	68,394	10,622,956
Eaton Corp. PLC	775,366	61,959,497
Illinois Tool Works, Inc.	230,972	36,184,074
Ingersoll-Rand Co. Ltd., “A”	101,087	8,643,949
Regal Beloit Corp.	53,220	3,903,687

		$128,053,302
Major Banks - 6.6%
Bank of America Corp.	2,082,130	$62,443,079
Bank of New York Mellon Corp.	847,865	43,690,483
BNP Paribas	89,962	6,660,443
Goldman Sachs Group, Inc.	266,109	67,022,213
JPMorgan Chase & Co.	1,429,631	157,216,521
Morgan Stanley	365,232	19,707,919
PNC Financial Services Group, Inc.	316,295	47,836,456
Royal Bank of Canada	110,123	8,506,571
State Street Corp.	345,148	34,421,610
Sumitomo Mitsui Financial Group, Inc.	113,700	4,763,635
UBS Group AG	728,539	12,798,967
Wells Fargo & Co.	943,805	49,464,820

		$514,532,717

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Common Stocks - continued
Medical & Health Technology & Services - 1.1%
CVS Health Corp.	299,914	$18,657,650
Express Scripts Holding Co. (a)	215,991	14,920,658
McKesson Corp.	366,757	51,665,059

		$85,243,367
Medical Equipment - 2.9%
Abbott Laboratories	717,962	$43,020,283
Danaher Corp.	564,679	55,287,721
Medtronic PLC	710,528	56,998,556
Thermo Fisher Scientific, Inc.	282,426	58,309,672
Zimmer Biomet Holdings, Inc.	110,118	12,007,267

		$225,623,499
Metals & Mining - 0.3%
Rio Tinto PLC	457,148	$23,160,183

Natural Gas - Distribution - 0.2%
ENGIE	531,818	$8,870,059
Sempra Energy	93,462	10,394,844

		$19,264,903
Natural Gas - Pipeline - 0.8%
Enterprise Products Partners LP	1,121,909	$27,464,332
Plains All American Pipeline LP	438,622	9,662,843
Plains GP Holdings LP	464,902	10,111,619
Williams Partners LP	492,129	16,944,001

		$64,182,795
Network & Telecom - 0.7%
Cisco Systems, Inc.	1,234,358	$52,941,615

Oil Services - 0.4%
Schlumberger Ltd.	536,358	$34,745,271

Other Banks & Diversified Financials - 2.4%
American Express Co.	174,772	$16,302,732
Citigroup, Inc.	1,218,010	82,215,675
Discover Financial Services	259,629	18,675,114
SunTrust Banks, Inc.	138,801	9,444,020
U.S. Bancorp	1,060,601	53,560,350
Visa, Inc., “A”	91,277	10,918,555

		$191,116,446

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Common Stocks - continued
Pharmaceuticals - 3.9%
Bayer AG	202,326	$22,851,307
Bristol-Myers Squibb Co.	241,060	15,247,045
Eli Lilly & Co.	434,540	33,620,360
Johnson & Johnson	655,595	84,014,499
Merck & Co., Inc.	457,356	24,912,181
Mylan N.V. (a)	198,261	8,162,405
Novartis AG	131,360	10,615,977
Pfizer, Inc.	2,587,707	91,837,721
Roche Holding AG	53,555	12,273,955

		$303,535,450
Printing & Publishing - 0.2%
Moody’s Corp.	71,145	$11,475,688
Transcontinental, Inc.	404,555	7,991,559

		$19,467,247
Railroad & Shipping - 1.1%
Canadian National Railway Co.	111,013	$8,118,381
Union Pacific Corp.	556,043	74,748,860

		$82,867,241
Real Estate - 1.1%
AGNC Investment Corp., REIT	177,535	$3,358,962
Annaly Mortgage Management, Inc., REIT	805,789	8,404,379
Extra Space Storage, Inc., REIT	147,500	12,885,600
Medical Properties Trust, Inc., REIT	2,006,511	26,084,643
Potlatch Corp., REIT	63,390	3,299,450
Public Storage, Inc., REIT	28,728	5,756,804
Simon Property Group, Inc., REIT	69,221	10,684,261
STAG Industrial, Inc., REIT	164,453	3,933,716
Store Capital Corp., REIT	317,765	7,886,927

		$82,294,742
Restaurants - 0.2%
Aramark	251,609	$9,953,652
Starbucks Corp.	107,095	6,199,730

		$16,153,382
Specialty Chemicals - 0.1%
Axalta Coating Systems Ltd. (a)	331,862	$10,018,914

Specialty Stores - 0.7%
Best Buy Co., Inc.	321,818	$22,524,042
Ross Stores, Inc.	252,127	19,660,864

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Common Stocks - continued
Specialty Stores - continued
Tractor Supply Co.	120,860	$7,616,597
Urban Outfitters, Inc. (a)	215,840	7,977,446

		$57,778,949
Telephone Services - 0.4%
Verizon Communications, Inc.	644,808	$30,834,719

Tobacco - 2.2%
Altria Group, Inc.	819,525	$51,072,798
Japan Tobacco, Inc.	269,100	7,753,964
Philip Morris International, Inc.	1,139,367	113,253,080

		$172,079,842
Trucking - 0.2%
United Parcel Service, Inc., “B”	172,721	$18,076,980

Utilities - Electric Power - 2.0%
American Electric Power Co., Inc.	129,896	$8,909,567
Duke Energy Corp.	470,483	36,448,318
Exelon Corp.	899,602	35,093,474
PPL Corp.	716,651	20,274,057
Public Service Enterprise Group, Inc.	231,475	11,629,304
Southern Co.	399,626	17,847,297
SSE PLC	680,889	12,189,465
WEC Energy Group, Inc.	123,483	7,742,384
Xcel Energy, Inc.	138,487	6,298,389

		$156,432,255
Total Common Stocks (Identified Cost, $3,118,217,457)		$4,652,732,854

Bonds - 38.8%
Aerospace - 0.0%
Huntington Ingalls Industries, Inc., 3.483%, 12/01/2027 (n)	$2,300,000	$2,210,760

Agency - Other - 0.0%
Financing Corp., 9.65%, 11/02/2018	$2,850,000	$2,978,541

Apparel Manufacturers - 0.1%
Coach, Inc., 4.125%, 7/15/2027	$5,191,000	$5,078,474

Asset-Backed & Securitized - 2.6%
ALM V Ltd., 2012-5A, “A2R3”, FLR, 2.984% (LIBOR-3mo. + 1.25%), 10/18/2027 (z)	$10,945,000	$10,935,193

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Bonds - continued
Asset-Backed & Securitized - continued
Bayview Financial Revolving Mortgage Loan Trust, FLR, 3.477% (LIBOR-1mo. + 1.6%), 12/28/2040 (z)	$3,866,033	$3,466,183
Benchmark Mortgage Trust, “2018-B1”, 3.666%, 1/15/2051	14,125,000	14,256,312
BlackRock Capital Finance LP, 7.75%, 9/25/2026 (z)	55,603	3,698
Cent CLO LP, 2014-21A, “A1”, FLR, 2.97% (LIBOR-3mo. + 1.21%), 7/27/2026 (n)	8,445,823	8,444,991
Cent LP, 2013-17A, “A1”, CLO, FLR, 3.067% (LIBOR-3mo. + 1.3%), 1/30/2025 (n)	2,618,916	2,619,210
Chesapeake Funding II LLC, 2016-2A, “A2”, FLR, 2.777% (LIBOR-1mo. + 1%), 6/15/2028 (z)	5,148,927	5,165,358
Citigroup Commercial Mortgage Trust, 2017-C4, 3.471%, 10/12/2050	3,179,714	3,150,937
Commercial Mortgage Trust, 2015-DC1, “A5”, 3.35%, 2/10/2048	7,000,000	6,938,446
Commercial Mortgage Trust, 2015-LC21, “A4”, 3.708%, 7/10/2048	9,641,397	9,784,500
Commercial Mortgage Trust, 2015-PC1, “A5”, 3.902%, 7/10/2050	11,000,000	11,281,959
Commercial Mortgage Trust, 2017-CD4, “A4”, 3.514%, 5/10/2050	6,269,840	6,255,073
Commercial Mortgage Trust, 2017-COR2, “A3”, 3.51%, 9/10/2050	9,017,556	8,975,881
CSAIL Commercial Mortgage Trust, 2015-C2, “A4”, 3.504%, 6/15/2057	5,534,308	5,526,376
Dryden Senior Loan Fund, 2013-26A, “A”, CLO, FLR, 2.822% (LIBOR-3mo. + 1.1%), 7/15/2025 (n)	6,103,452	6,101,792
Dryden Senior Loan Fund, 2014-34A, “AR”, CLO, FLR, 2.882%
(LIBOR-3mo. + 1.16%), 10/15/2026 (n)	11,647,598	11,644,022
Ford Credit Auto Owner Trust, 2014-1,“A”, 2.26%, 11/15/2025 (n)	3,369,000	3,356,907
Ford Credit Auto Owner Trust, 2014-2,“A”, 2.31%, 4/15/2026 (n)	3,092,000	3,073,871
GMAC Mortgage Corp. Loan Trust, 5.805%, 10/25/2036	1,076,936	1,091,004
GS Mortgage Securities Trust, 2015-GC30, “A4”, 3.382%, 5/10/2050	10,734,280	10,694,865
GS Mortgage Securities Trust, 2017-GS6, “A3”, 3.433%, 5/10/2050	5,548,813	5,504,758
JPMBB Commercial Mortgage Securities Trust, 2015-C28, “A4”, 3.227%, 10/15/2048	13,361,337	13,206,734
JPMorgan Chase Commercial Mortgage Securities Corp., 3.454%, 9/15/2050	3,202,980	3,174,912
Magnetite XVI Ltd., 2015-16A, “AR”, FLR, 2.578% (LIBOR-3mo. + 0.8%), 1/18/2028 (z)	5,000,000	5,000,195
Morgan Stanley Bank of America Merrill Lynch Trust, 2017-C34, “A4”, 3.536%, 11/15/2052	4,195,516	4,184,595

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Bonds - continued
Asset-Backed & Securitized - continued
Morgan Stanley Capital I Trust, 2017-H1, “A5”, 3.53%, 6/15/2050	$3,903,759	$3,896,598
Morgan Stanley Capital I, Inc., 0.599%, 11/15/2030 (n)(i)	3,630,854	257
Mountain Hawk CLO Ltd., 2014-3A, “BR”, FLR, 3.534%
(LIBOR-3mo. + 1.8%), 4/18/2025 (n)	13,096,831	13,086,105
Residential Funding Mortgage Securities, Inc., 5.32%, 12/25/2035	2,216,870	2,101,238
UBS Commercial Mortgage Trust 2017-C7, “A4”, 3.679%, 12/15/2050	15,244,000	15,315,240
Wells Fargo Commercial Mortgage Trust, 2015-NXS1, “A5”, 3.148%, 5/15/2048	6,507,931	6,421,019

		$204,658,229
Automotive - 0.2%
Ford Motor Credit Co. LLC, 3.47%, 4/05/2021	$1,990,000	$1,986,938
General Motors Co., 5.15%, 4/01/2038	2,127,000	2,117,454
General Motors Co., 6.75%, 4/01/2046	3,268,000	3,788,188
General Motors Financial Co., Inc., 3.2%, 7/06/2021	6,388,000	6,331,495
Lear Corp., 3.8%, 9/15/2027	3,650,000	3,508,503

		$17,732,578
Brokerage & Asset Managers - 0.5%
Charles Schwab Corp., 3.2%, 1/25/2028	$14,000,000	$13,424,709
E*TRADE Financial Corp., 2.95%, 8/24/2022	3,064,000	2,981,739
Intercontinental Exchange, Inc., 2.75%, 12/01/2020	2,359,000	2,340,114
Intercontinental Exchange, Inc., 2.35%, 9/15/2022	4,411,000	4,266,112
Intercontinental Exchange, Inc., 4%, 10/15/2023	7,055,000	7,300,450
Raymond James Financial, Inc., 4.95%, 7/15/2046	6,556,000	7,077,005

		$37,390,129
Building - 0.2%
CRH America Finance, Inc., 4.5%, 4/04/2048 (z)	$3,379,000	$3,344,302
Martin Marietta Materials, Inc., 3.5%, 12/15/2027	2,740,000	2,609,314
Masco Corp., 4.375%, 4/01/2026	5,605,000	5,692,438

		$11,646,054
Business Services - 0.0%
Fidelity National Information Services, Inc., 4.5%, 8/15/2046	$1,829,000	$1,819,098

Cable TV - 0.2%
Charter Communications Operating LLC/Charter
Communications Operating Capital Corp., 4.908%, 7/23/2025	$5,325,000	$5,438,827
Cox Communications, Inc., 3.5%, 8/15/2027 (n)	2,795,000	2,664,655
Time Warner Entertainment Co. LP, 8.375%, 7/15/2033	7,170,000	9,323,008

		$17,426,490

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Bonds - continued
Chemicals - 0.1%
Sherwin-Williams Co., 2.25%, 5/15/2020	$3,168,000	$3,115,037
Sherwin-Williams Co., 4.5%, 6/01/2047	3,394,000	3,372,418

		$6,487,455
Computer Software - 0.1%
Microsoft Corp., 4.25%, 2/06/2047	$9,857,000	$10,585,482

Computer Software - Systems - 0.3%
Apple, Inc., 2.85%, 2/23/2023	$9,582,000	$9,497,371
Apple, Inc., 3.35%, 2/09/2027	6,546,000	6,462,570
Apple, Inc., 3.85%, 5/04/2043	5,286,000	5,200,385

		$21,160,326
Consumer Products - 0.1%
Reckitt Benckiser Treasury Services PLC, 3.625%, 9/21/2023 (n)	$6,003,000	$6,042,625

Consumer Services - 0.3%
Alibaba Group Holding Ltd., 4%, 12/06/2037	$1,677,000	$1,600,996
Priceline Group, Inc., 2.75%, 3/15/2023	12,304,000	11,869,439
Visa, Inc., 3.15%, 12/14/2025	9,366,000	9,180,724

		$22,651,159
Electronics - 0.1%
Intel Corp., 3.15%, 5/11/2027	$862,000	$842,548
Intel Corp., 4.1%, 5/11/2047	5,182,000	5,306,881

		$6,149,429
Emerging Market Quasi-Sovereign - 0.1%
State Grid Overseas Investment (2014) Ltd., 2.75%, 5/07/2019 (z)	$5,329,000	$5,317,532
State Grid Overseas Investment (2016) Ltd., 2.75%, 5/04/2022 (n)	5,493,000	5,346,358

		$10,663,890
Energy - Integrated - 0.1%
BP Capital Markets PLC, 4.5%, 10/01/2020	$1,661,000	$1,721,228
BP Capital Markets PLC, 4.742%, 3/11/2021	4,892,000	5,125,512

		$6,846,740
Entertainment - 0.1%
Royal Caribbean Cruises Ltd., 3.7%, 3/15/2028	$4,386,000	$4,201,356

Food & Beverages - 0.7%
Anheuser-Busch InBev Finance, Inc., 3.65%, 2/01/2026	$11,910,000	$11,832,063
Anheuser-Busch InBev S.A., 8%, 11/15/2039	5,850,000	8,652,980
Anheuser-Busch InBev Worldwide, Inc., 4.375%, 4/15/2038	1,992,000	2,029,420

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Bonds - continued
Food & Beverages - continued
Constellation Brands, Inc., 3.5%, 5/09/2027	$6,557,000	$6,303,910
Danone S.A., 2.947%, 11/02/2026 (n)	9,735,000	9,035,086
Kraft Heinz Foods Co., 3%, 6/01/2026	7,965,000	7,347,426
Kraft Heinz Foods Co., 5%, 7/15/2035	3,279,000	3,396,368
Wm. Wrigley Jr. Co., 2.4%, 10/21/2018 (n)	1,411,000	1,409,273
Wm. Wrigley Jr. Co., 3.375%, 10/21/2020 (n)	4,239,000	4,274,300

		$54,280,826
Insurance - 0.2%
American International Group, Inc., 4.875%, 6/01/2022	$10,460,000	$11,028,303
American International Group, Inc., 3.75%, 7/10/2025	8,000,000	7,873,133

		$18,901,436
Insurance - Health - 0.1%
UnitedHealth Group, Inc., 3.75%, 7/15/2025	$9,796,000	$9,917,001

Insurance - Property & Casualty - 0.2%
Berkshire Hathaway, Inc., 3.125%, 3/15/2026	$3,183,000	$3,100,505
Liberty Mutual Group, Inc., 4.85%, 8/01/2044 (n)	3,992,000	4,139,691
Marsh & McLennan Cos., Inc., 4.8%, 7/15/2021	5,360,000	5,601,753

		$12,841,949
International Market Quasi-Sovereign - 0.2%
KFW International Finance, Inc., 4.875%, 6/17/2019	$7,250,000	$7,471,184
Temasek Financial I Ltd., 2.375%, 1/23/2023 (n)	10,140,000	9,820,855

		$17,292,039
Internet - 0.1%
Baidu, Inc., 3.5%, 11/28/2022	$6,460,000	$6,411,996

Local Authorities - 0.1%
New Jersey Turnpike Authority Rev. (Build America Bonds), “F”, 7.414%, 1/01/2040	$5,815,000	$8,564,855

Major Banks - 2.2%
ABN AMRO Bank N.V., 4.8%, 4/18/2026 (n)	$6,400,000	$6,578,304
Bank of America Corp., 5.49%, 3/15/2019	4,135,000	4,231,522
Bank of America Corp., 4.1%, 7/24/2023	7,970,000	8,224,473
Bank of America Corp., 3.004% to 12/20/2022, FLR to 12/20/2023 (n)	4,297,000	4,213,334
Bank of America Corp., 4.125%, 1/22/2024	10,657,000	10,965,190
Bank of America Corp., 3.366%, 1/23/2026	5,404,000	5,254,144
Bank of America Corp., 3.5%, 4/19/2026	10,585,000	10,393,638
Bank of New York Mellon Corp., 2.6%, 8/17/2020	9,483,000	9,413,697

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Bonds - continued
Major Banks - continued
Credit Suisse Group AG, 6.5%, 8/08/2023 (n)	$2,567,000	$2,789,046
Goldman Sachs Group, Inc., 3.85%, 1/26/2027	5,017,000	4,950,656
ING Bank N.V., 5.8%, 9/25/2023 (n)	6,238,000	6,740,113
JPMorgan Chase & Co., 3.2%, 1/25/2023	7,972,000	7,893,820
JPMorgan Chase & Co., 3.782% to 2/01/2027, FLR to 2/01/2028	16,313,000	16,176,088
JPMorgan Chase & Co., 3.897% to 1/23/2048, FLR to 1/23/2049	3,658,000	3,486,302
Morgan Stanley, 6.625%, 4/01/2018	11,740,000	11,740,000
Morgan Stanley, 3.125%, 1/23/2023	6,690,000	6,592,146
Morgan Stanley, 3.875%, 4/29/2024	6,520,000	6,574,045
Morgan Stanley, 4%, 7/23/2025	2,939,000	2,963,177
Morgan Stanley, 3.625%, 1/20/2027	14,924,000	14,598,278
PNC Bank N.A., 2.3%, 6/01/2020	6,621,000	6,520,756
Royal Bank of Scotland Group PLC, 3.875%, 9/12/2023	9,760,000	9,634,995
UBS Group Funding (Jersey) Ltd., 4.125%, 4/15/2026 (z)	7,103,000	7,123,397
UBS Group Funding (Switzerland) AG, 4.253%, 3/23/2028 (n)	7,396,000	7,440,236

		$174,497,357
Medical & Health Technology & Services - 0.7%
Becton, Dickinson and Co., 2.675%, 12/15/2019	$3,650,000	$3,625,565
Becton, Dickinson and Co., 3.125%, 11/08/2021	3,168,000	3,116,482
Becton, Dickinson and Co., 4.669%, 6/06/2047	6,553,000	6,648,703
CVS Health Corp., 5.05%, 3/25/2048	5,332,000	5,596,780
Laboratory Corp. of America Holdings, 3.2%, 2/01/2022	1,494,000	1,486,383
Laboratory Corp. of America Holdings, 4.7%, 2/01/2045	6,000,000	6,033,214
Life Technologies Corp., 6%, 3/01/2020	3,000,000	3,152,597
Life Technologies Corp., 5%, 1/15/2021	3,000,000	3,119,543
Northwell Healthcare, Inc., 3.979%, 11/01/2046	520,000	496,053
Northwell Healthcare, Inc., 4.26%, 11/01/2047	4,156,000	4,092,430
Thermo Fisher Scientific, Inc., 2.95%, 9/19/2026	7,303,000	6,813,124
Thermo Fisher Scientific, Inc., 3.2%, 8/15/2027	10,000,000	9,458,692

		$53,639,566
Medical Equipment - 0.3%
Abbott Laboratories, 4.9%, 11/30/2046	$6,534,000	$7,151,712
Medtronic, Inc., 4.375%, 3/15/2035	6,802,000	7,207,369
Zimmer Biomet Holdings, Inc., FLR, 2.927% (LIBOR-3mo. + 0.75%), 3/19/2021	2,923,000	2,927,472
Zimmer Holdings, Inc., 3.55%, 4/01/2025	9,149,000	8,872,881

		$26,159,434
Metals & Mining - 0.2%
Glencore Funding LLC, 4.125%, 5/30/2023 (n)	$5,964,000	$6,002,885
Glencore Funding LLC, 4%, 3/27/2027 (n)	4,355,000	4,201,420

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Bonds - continued
Metals & Mining - continued
Southern Copper Corp., 5.875%, 4/23/2045	$3,345,000	$3,772,896

		$13,977,201
Midstream - 0.5%
APT Pipelines Ltd., 4.2%, 3/23/2025 (n)	$9,121,000	$9,221,923
APT Pipelines Ltd., 4.25%, 7/15/2027 (n)	822,000	821,251
Enterprise Products Operating LP, 6.5%, 1/31/2019	5,184,000	5,333,352
Kinder Morgan Energy Partners LP, 4.15%, 2/01/2024	5,700,000	5,719,291
MPLX LP, 4.5%, 4/15/2038	2,748,000	2,694,751
ONEOK, Inc., 4.95%, 7/13/2047	7,952,000	8,054,736
Sabine Pass Liquefaction LLC, 5%, 3/15/2027	9,830,000	10,206,346

		$42,051,650
Mortgage-Backed - 10.1%
Fannie Mae, 4.5%, 6/01/2018 - 6/01/2044	$39,101,876	$41,315,785
Fannie Mae, 3.59%, 7/01/2018	220,850	220,944
Fannie Mae, 2.578%, 9/25/2018	925,883	923,864
Fannie Mae, 6%, 11/01/2018 - 7/01/2037	9,749,884	10,932,482
Fannie Mae, 5%, 12/01/2018 - 3/01/2042	13,563,397	14,623,438
Fannie Mae, 5.5%, 6/01/2019 - 4/01/2040	18,374,935	20,127,737
Fannie Mae, 4.6%, 9/01/2019	711,430	729,282
Fannie Mae, 1.928%, 4/25/2020	842,446	841,215
Fannie Mae, 4.448%, 1/01/2021	597,088	615,227
Fannie Mae, 3.99%, 7/01/2021	521,515	538,405
Fannie Mae, 2.67%, 3/01/2022	887,696	881,421
Fannie Mae, 2.73%, 4/01/2023	637,702	632,231
Fannie Mae, 2.41%, 5/01/2023	967,177	944,786
Fannie Mae, 2.55%, 5/01/2023	910,188	894,861
Fannie Mae, 2.59%, 5/01/2023	955,342	940,919
Fannie Mae, 2.62%, 5/01/2023	636,497	627,783
Fannie Mae, 5.25%, 8/01/2024	973,187	1,051,504
Fannie Mae, 2.7%, 7/01/2025	1,007,000	984,339
Fannie Mae, 3.43%, 6/01/2026	1,168,746	1,195,323
Fannie Mae, 4.54%, 7/01/2026	989,684	1,057,886
Fannie Mae, 2.28%, 11/01/2026	1,404,519	1,328,451
Fannie Mae, 2.597%, 12/25/2026	4,588,000	4,379,867
Fannie Mae, 3.95%, 1/01/2027	952,152	985,481
Fannie Mae, 3%, 3/01/2027 - 11/01/2046	33,280,860	32,809,324
Fannie Mae, 4.01%, 1/01/2029	797,851	833,182
Fannie Mae, 4.96%, 6/01/2030	573,479	618,925
Fannie Mae, 6.5%, 6/01/2031 - 7/01/2037	3,548,429	3,967,476
Fannie Mae, 4%, 9/01/2040 - 9/01/2047	167,482,374	172,598,695
Fannie Mae, 3.5%, 11/01/2041 - 1/01/2047	113,115,991	113,703,512
Fannie Mae, 2%, 5/25/2044	2,019,733	1,939,582

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Bonds - continued
Mortgage-Backed - continued
Fannie Mae, TBA, 3.5%, 4/01/2048	$6,545,000	$6,554,285
Freddie Mac, 5%, 5/01/2018 - 7/01/2041	7,077,502	7,613,093
Freddie Mac, 2.412%, 8/25/2018	1,410,999	1,408,918
Freddie Mac, 6%, 12/01/2018 - 6/01/2037	4,399,193	4,893,547
Freddie Mac, 4.5%, 1/01/2019 - 5/01/2042	7,025,255	7,398,988
Freddie Mac, 5.5%, 1/01/2019 - 10/01/2035	3,918,424	4,305,818
Freddie Mac, 5.085%, 3/25/2019	6,789,000	6,896,631
Freddie Mac, 2.456%, 8/25/2019	1,100,000	1,097,824
Freddie Mac, 1.869%, 11/25/2019	2,124,241	2,102,812
Freddie Mac, 2.313%, 3/25/2020	624,000	619,259
Freddie Mac, 3.808%, 8/25/2020	5,900,000	6,036,294
Freddie Mac, 3.034%, 10/25/2020	1,781,000	1,789,566
Freddie Mac, 2.791%, 1/25/2022	3,221,000	3,213,363
Freddie Mac, 2.716%, 6/25/2022	2,443,294	2,426,941
Freddie Mac, 2.51%, 11/25/2022	4,700,000	4,626,299
Freddie Mac, 3.111%, 2/25/2023	5,200,000	5,246,224
Freddie Mac, 3.32%, 2/25/2023	2,023,000	2,060,724
Freddie Mac, 3.25%, 4/25/2023	5,681,000	5,762,451
Freddie Mac, 3.06%, 7/25/2023	4,461,000	4,485,900
Freddie Mac, 3.458%, 8/25/2023	5,373,000	5,508,768
Freddie Mac, 0.883%, 4/25/2024 (i)	11,406,276	503,560
Freddie Mac, 0.508%, 7/25/2024 (i)	40,823,000	1,275,225
Freddie Mac, 0.619%, 7/25/2024 (i)	14,218,101	463,132
Freddie Mac, 0.315%, 8/25/2024 (i)	44,106,000	957,497
Freddie Mac, 0.416%, 8/25/2024 (i)	82,164,232	1,879,186
Freddie Mac, 3.064%, 8/25/2024	2,295,000	2,297,060
Freddie Mac, 0.367%, 10/25/2024 (i)	60,364,447	1,256,130
Freddie Mac, 3.171%, 10/25/2024	3,005,000	3,027,956
Freddie Mac, 0.275%, 11/25/2024 (i)	44,690,000	829,893
Freddie Mac, 2.67%, 12/25/2024	3,687,000	3,605,978
Freddie Mac, 3.329%, 5/25/2025	4,698,000	4,772,938
Freddie Mac, 2.673%, 3/25/2026	6,105,000	5,922,848
Freddie Mac, 3.3%, 10/25/2026	2,495,000	2,513,237
Freddie Mac, 3.224%, 3/25/2027	3,711,000	3,713,581
Freddie Mac, 0.635%, 6/25/2027 (i)	39,273,000	2,103,961
Freddie Mac, 0.753%, 6/25/2027 (i)	12,880,431	756,814
Freddie Mac, 0.579%, 7/25/2027 (i)	34,322,323	1,599,616
Freddie Mac, 0.33%, 8/25/2027 (i)	27,934,000	837,836
Freddie Mac, 0.437%, 8/25/2027 (i)	18,354,913	648,802
Freddie Mac, 0.279%, 9/25/2027 (i)	30,183,000	789,147
Freddie Mac, 0.369%, 9/25/2027 (i)	25,323,355	799,238
Freddie Mac, 3.187%, 9/25/2027	2,185,000	2,175,103
Freddie Mac, 0.197%, 11/25/2027 (i)	47,333,000	929,170

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Bonds - continued
Mortgage-Backed - continued
Freddie Mac, 0.292%, 11/25/2027 (i)	$34,239,233	$852,629
Freddie Mac, 0.327%, 11/25/2027 (i)	30,510,655	869,880
Freddie Mac, 0.239%, 12/25/2027 (i)	29,308,000	691,537
Freddie Mac, 0.288%, 12/25/2027 (i)	32,765,000	886,084
Freddie Mac, 0.37%, 12/25/2027 (i)	52,648,389	1,655,013
Freddie Mac, 0.312%, 11/25/2032 (i)	26,337,871	875,334
Freddie Mac, 6.5%, 5/01/2034 - 7/01/2037	2,309,442	2,606,663
Freddie Mac, 4%, 11/01/2040 - 8/01/2047	60,716,946	62,507,260
Freddie Mac, 3.5%, 2/01/2042 - 1/01/2047	68,795,198	69,094,520
Freddie Mac, 3%, 4/01/2043 - 11/01/2046	50,432,159	49,395,311
Ginnie Mae, 6%, 9/15/2032 - 1/15/2038	3,662,156	4,132,198
Ginnie Mae, 5.5%, 12/15/2032 - 4/20/2035	3,147,078	3,452,032
Ginnie Mae, 4.5%, 7/15/2033 - 6/20/2041	7,708,590	8,134,675
Ginnie Mae, 5%, 7/20/2033 - 10/15/2034	1,044,448	1,121,701
Ginnie Mae, 4%, 1/20/2041 - 2/20/2042	8,705,628	9,098,383
Ginnie Mae, 3.5%, 12/15/2041 - 7/20/2043	14,030,539	14,237,789
Ginnie Mae, 0.658%, 2/16/2059 (i)	21,992,916	1,392,048

		$791,952,597
Network & Telecom - 0.3%
AT&T, Inc., 3%, 6/30/2022	$6,074,000	$5,963,111
AT&T, Inc., 3.4%, 5/15/2025	9,074,000	8,738,456
AT&T, Inc., 5.45%, 3/01/2047	7,845,000	8,313,076

		$23,014,643
Oils - 0.3%
Marathon Petroleum Corp., 3.625%, 9/15/2024	$7,722,000	$7,673,157
Marathon Petroleum Corp., 4.75%, 9/15/2044	5,246,000	5,264,873
Valero Energy Corp., 4.9%, 3/15/2045	7,872,000	8,318,514

		$21,256,544
Other Banks & Diversified Financials - 0.6%
Banco de Credito del Peru, 5.375%, 9/16/2020	$4,872,000	$5,107,951
Bank of Tokyo-Mitsubishi UFJ Ltd., 4.1%, 9/09/2023 (n)	4,960,000	5,114,421
BBVA Bancomer S.A. de C.V., 6.75%, 9/30/2022 (n)	4,730,000	5,167,525
Capital One Financial Corp., 2.5%, 5/12/2020	6,335,000	6,235,224
Citigroup, Inc., 2.5%, 9/26/2018	10,880,000	10,885,469
Citigroup, Inc., 3.52% to 10/27/2027, FLR to 10/27/2028	10,000,000	9,646,325
Citizens Bank N.A., 2.25%, 3/02/2020	2,571,000	2,526,667
Groupe BPCE S.A., 12.5% to 9/30/2019, FLR to 8/29/2049 (n)	2,451,000	2,754,311
SunTrust Banks, Inc., 2.35%, 11/01/2018	2,541,000	2,535,854

		$49,973,747

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Bonds - continued
Pharmaceuticals - 0.1%
Actavis Funding SCS, 3%, 3/12/2020	$1,375,000	$1,367,756
Celgene Corp., 2.875%, 8/15/2020	3,798,000	3,782,444

		$5,150,200
Retailers - 0.0%
Home Depot, Inc., 5.95%, 4/01/2041	$1,578,000	$2,016,268

Telecommunications - Wireless - 0.4%
American Tower Corp., REIT, 3%, 6/15/2023	$3,756,000	$3,626,298
American Tower Corp., REIT, 3.6%, 1/15/2028	3,756,000	3,563,639
American Tower Trust I, REIT, 3.07%, 3/15/2023 (n)	5,960,000	5,883,069
Crown Castle International Corp., 3.65%, 9/01/2027	6,018,000	5,730,188
Crown Castle Towers LLC, 4.883%, 8/15/2020 (n)	2,040,000	2,111,614
Rogers Communications, Inc., 6.8%, 8/15/2018	8,529,000	8,662,714
SBA Tower Trust, 2.898%, 10/15/2044 (n)	2,389,000	2,377,015

		$31,954,537
Tobacco - 0.2%
Imperial Tobacco Finance PLC, 2.95%, 7/21/2020 (n)	$6,137,000	$6,092,210
Reynolds American, Inc., 5.85%, 8/15/2045	4,748,000	5,545,481

		$11,637,691
Transportation - Services - 0.1%
ERAC USA Finance LLC, 7%, 10/15/2037 (n)	$6,381,000	$8,305,788

U.S. Government Agencies and Equivalents - 0.0%
Small Business Administration, 4.35%, 7/01/2023	$149,303	$153,605
Small Business Administration, 4.77%, 4/01/2024	454,396	468,011
Small Business Administration, 5.18%, 5/01/2024	754,053	784,208
Small Business Administration, 5.52%, 6/01/2024	337,943	352,044
Small Business Administration, 4.99%, 9/01/2024	679,338	707,112
Small Business Administration, 4.95%, 3/01/2025	522,497	541,820

		$3,006,800
U.S. Treasury Obligations - 15.4%
U.S. Treasury Bonds, 6%, 2/15/2026	$1,524,000	$1,879,552
U.S. Treasury Bonds, 6.75%, 8/15/2026	926,000	1,206,402
U.S. Treasury Bonds, 5.25%, 2/15/2029	5,294,000	6,521,425
U.S. Treasury Bonds, 5.375%, 2/15/2031	4,690,000	5,999,970
U.S. Treasury Bonds, 4.5%, 2/15/2036	26,962,000	33,270,873
U.S. Treasury Bonds, 5%, 5/15/2037	2,452,000	3,227,280
U.S. Treasury Bonds, 3.5%, 2/15/2039	29,698,000	32,574,043
U.S. Treasury Bonds, 4.5%, 8/15/2039	4,987,000	6,261,915
U.S. Treasury Bonds, 2.875%, 5/15/2043	152,886,900	150,393,694

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Bonds - continued
U.S. Treasury Obligations - continued
U.S. Treasury Bonds, 2.5%, 2/15/2045	$5,313,000	$4,840,706
U.S. Treasury Bonds, 2.875%, 11/15/2046	44,148,000	43,202,496
U.S. Treasury Notes, 1%, 6/30/2019	179,548,000	176,886,213
U.S. Treasury Notes, 1.625%, 6/30/2019	132,856,000	131,945,099
U.S. Treasury Notes, 3.5%, 5/15/2020	55,133,000	56,454,352
U.S. Treasury Notes, 3.125%, 5/15/2021	99,605,000	101,656,079
U.S. Treasury Notes, 1.75%, 11/30/2021	143,769,000	140,076,460
U.S. Treasury Notes, 1.75%, 9/30/2022	211,926,000	204,786,046
U.S. Treasury Notes, 2.5%, 8/15/2023	80,864,000	80,452,095
U.S. Treasury Notes, 2.125%, 7/31/2024	7,500,000	7,262,432
U.S. Treasury Notes, 2%, 11/15/2026	12,197,000	11,495,253
U.S. Treasury Notes, 2.75%, 2/15/2028	7,500,000	7,498,164
U.S. Treasury Notes, 3%, 11/15/2045	215,000	215,752

		$1,208,106,301
Utilities - Electric Power - 0.7%
Berkshire Hathaway Energy Co., 3.75%, 11/15/2023	$3,550,000	$3,618,861
Dominion Resources, Inc., 3.625%, 12/01/2024	6,000,000	5,943,372
Duke Energy Corp., 2.65%, 9/01/2026	1,590,000	1,450,167
Enel Finance International S.A., 4.75%, 5/25/2047 (n)	7,076,000	7,246,387
Exelon Corp., 3.4%, 4/15/2026	9,718,000	9,378,215
Oncor Electric Delivery Co., 7%, 9/01/2022	4,555,000	5,258,429
PPL Capital Funding, Inc., 5%, 3/15/2044	1,773,000	1,940,044
PPL Corp., 3.4%, 6/01/2023	4,920,000	4,888,231
Progress Energy, Inc., 3.15%, 4/01/2022	6,169,000	6,110,315
Southern Co., 2.15%, 9/01/2019	7,000,000	6,910,904

		$52,744,925
Total Bonds (Identified Cost, $3,062,112,223)		$3,043,384,166

Convertible Preferred Stocks - 0.1%
Utilities - Electric Power - 0.1%
NextEra Energy, Inc., 6.123%	62,103	$3,580,859
NextEra Energy, Inc., 6.371%	71,788	5,220,423
Total Convertible Preferred Stocks (Identified Cost, $8,263,890)		$8,801,282

Investment Companies (h) - 1.3%
Money Market Funds - 1.3%
MFS Institutional Money Market Portfolio, 1.71% (v) (Identified Cost, $103,952,074)	103,967,204	$103,956,808

Portfolio of Investments (unaudited) – continued

Collateral for Securities Loaned - 0.1%

Issuer	Shares/Par	Value ($)
JPMorgan U.S. Government Money Market Fund, 1.58% (j) (Identified Cost, $7,914,469)	7,914,469	$7,914,469

Other Assets, Less Liabilities - 0.4%		28,865,995
Net Assets - 100.0%		$7,845,655,574

(a)	Non-income producing security.
(h)	An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. At period end, the aggregate values of the fund’s investments in affiliated issuers and in unaffiliated issuers were $103,956,808 and $7,712,832,771, respectively.
(i)	Interest only security for which the fund receives interest on notional principal (Par amount). Par amount shown is the notional principal and does not reflect the cost of the security.
(j)	The rate quoted is the annualized seven-day yield of the fund at period end.
(l)	A portion of this security is on loan.
(n)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. At period end, the aggregate value of these securities was $186,331,610, representing 2.4% of net assets.
(v)	Affiliated issuer that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.
(z)	Restricted securities are not registered under the Securities Act of 1933 and are subject to legal restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are subsequently registered. Disposal of these securities may involve time-consuming negotiations and prompt sale at an acceptable price may be difficult. The fund holds the following restricted securities:

Restricted Securities	Acquisition Date	Cost	Value
ALM V Ltd., 2012-5A, “A2R3”, FLR, 2.984% (LIBOR-3mo. + 1.25%), 10/18/2027	10/04/17	$10,945,000	$10,935,193
Bayview Financial Revolving Mortgage Loan Trust, FLR, 3.477% (LIBOR-1mo. + 1.6%), 12/28/2040	3/01/06	3,866,033	3,466,183
BlackRock Capital Finance LP, 7.75%, 9/25/2026	10/10/96	54,439	3,698
Chesapeake Funding II LLC, 2016-2A, “A2”, FLR, 2.777% (LIBOR-1mo. + 1%), 6/15/2028	6/14/16	5,148,926	5,165,358
CRH America Finance, Inc., 4.5%, 4/04/2048	3/27/18	3,333,519	3,344,302
Magnetite XVI Ltd., 2015-16A, “AR”, FLR, 2.578% (LIBOR-3mo. + 0.8%), 1/18/2028	1/18/18	5,000,000	5,000,195
State Grid Overseas Investment (2014) Ltd., 2.75%, 5/07/2019	4/28/14	5,317,559	5,317,532
UBS Group Funding (Jersey) Ltd., 4.125%, 4/15/2026	3/29/16	7,089,924	7,123,397
Total Restricted Securities			$40,355,858
% of Net assets			0.5%

Portfolio of Investments (unaudited) – continued

The following abbreviations are used in this report and are defined:

ADR	American Depositary Receipt
CLO	Collateralized Loan Obligation
FLR	Floating Rate. Interest rate resets periodically based on the parenthetically disclosed reference rate plus a spread (if any). The period-end rate reported may not be the current rate.
PLC	Public Limited Company
REIT	Real Estate Investment Trust
TBA	To Be Announced

See Notes to Financial Statements

Financial Statements

STATEMENT OF ASSETS AND LIABILITIES

At 3/31/18 (unaudited)

This statement represents your fund’s balance sheet, which details the assets and liabilities comprising the total value of the fund.

Assets
Investments in unaffiliated issuers, at value, including $7,770,572 of securities on loan (identified cost, $6,196,508,039)	$7,712,832,771
Investments in affiliated issuers, at value (identified cost, $103,952,074)	103,956,808
Cash	23,550,179
Receivables for
Investments sold	14,764,082
Fund shares sold	10,199,307
Interest and dividends	30,023,050
Other assets	23,549
Total assets	$7,895,349,746
Liabilities
Payables for
Distributions	$980,770
Investments purchased	27,966,041
TBA purchase commitments	6,513,298
Fund shares reacquired	2,390,897
Collateral for securities loaned, at value	7,914,469
Payable to affiliates
Investment adviser	304,963
Shareholder servicing costs	3,123,698
Distribution and service fees	223,512
Program manager fee	195
Payable for independent Trustees’ compensation	51,252
Accrued expenses and other liabilities	225,077
Total liabilities	$49,694,172
Net assets	$7,845,655,574
Net assets consist of
Paid-in capital	$6,307,217,607
Unrealized appreciation (depreciation)	1,516,386,956
Accumulated net realized gain (loss)	22,310,941
Accumulated distributions in excess of net investment income	(259,930)
Net assets	$7,845,655,574
Shares of beneficial interest outstanding	421,127,121

Statement of Assets and Liabilities (unaudited) – continued

	Net assets	Shares outstanding	Net asset value per share (a)
Class A	$4,663,644,650	250,566,263	$18.61
Class B	166,981,578	8,959,387	18.64
Class C	1,007,134,436	53,776,525	18.73
Class I	626,053,448	33,644,668	18.61
Class R1	12,362,133	665,019	18.59
Class R2	215,152,197	11,523,904	18.67
Class R3	325,997,086	17,502,307	18.63
Class R4	272,971,366	14,650,986	18.63
Class R6	519,571,462	27,915,229	18.61
Class 529A	23,351,134	1,258,020	18.56
Class 529B	1,330,127	71,382	18.63
Class 529C	11,105,957	593,431	18.71

(a)	Maximum offering price per share was equal to the net asset value per share for all share classes, except for Classes A and 529A, for which the maximum offering prices per share were $19.75 [100 / 94.25 x $18.61] and $19.69 [100 / 94.25 x $18.56], respectively. On sales of $50,000 or more, the maximum offering prices of Class A and Class 529A shares are reduced. A contingent deferred sales charge may be imposed on redemptions of Class A, Class B, Class C, Class 529B, and Class 529C shares. Redemption price per share was equal to the net asset value per share for Classes I, R1, R2, R3, R4, R6, and 529A. Net asset value per share is calculated using actual net assets and shares outstanding rather than amounts that have been rounded for presentation purposes.

See Notes to Financial Statements

Financial Statements

STATEMENT OF OPERATIONS

Six months ended 3/31/18 (unaudited)

This statement describes how much your fund earned in investment income and accrued in expenses. It also describes any gains and/or losses generated by fund operations.

Net investment income (loss)
Income
Dividends	$57,831,725
Interest	46,366,460
Dividends from affiliated issuers	794,068
Income on securities loaned	26,351
Foreign taxes withheld	(377,787)
Total investment income	$104,640,817
Expenses
Management fee	$13,912,318
Distribution and service fees	13,266,408
Shareholder servicing costs	4,105,140
Program manager fees	12,622
Administrative services fee	310,170
Independent Trustees’ compensation	51,593
Custodian fee	145,229
Shareholder communications	150,695
Audit and tax fees	41,838
Legal fees	43,713
Miscellaneous	210,298
Total expenses	$32,250,024
Fees paid indirectly	(2,755)
Reduction of expenses by investment adviser and distributor	(173,948)
Net expenses	$32,073,321
Net investment income (loss)	$72,567,496
Realized and unrealized gain (loss)
Realized gain (loss) (identified cost basis)
Unaffiliated issuers	$165,620,208
Affiliated issuers	(14,068)
Foreign currency	64,881
Net realized gain (loss)	$165,671,021
Change in unrealized appreciation (depreciation)
Unaffiliated issuers	$(152,179,565)
Affiliated issuers	(6,005)
Translation of assets and liabilities in foreign currencies	14,247
Net unrealized gain (loss)	$(152,171,323)
Net realized and unrealized gain (loss)	$13,499,698
Change in net assets from operations	$86,067,194

See Notes to Financial Statements

Financial Statements

STATEMENTS OF CHANGES IN NET ASSETS

These statements describe the increases and/or decreases in net assets resulting from operations, any distributions, and any shareholder transactions.

Change in net assets	Six months ended 3/31/18 (unaudited)	Year ended 9/30/17
From operations
Net investment income (loss)	$72,567,496	$146,396,470
Net realized gain (loss)	165,671,021	249,146,266
Net unrealized gain (loss)	(152,171,323)	311,709,897
Change in net assets from operations	$86,067,194	$707,252,633
Distributions declared to shareholders
From net investment income	$(75,497,055)	$(152,749,122)
From net realized gain	(291,311,025)	(100,925,716)
Total distributions declared to shareholders	$(366,808,080)	$(253,674,838)
Change in net assets from fund share transactions	$224,022,986	$59,835,049
Total change in net assets	$(56,717,900)	$513,412,844
Net assets
At beginning of period	7,902,373,474	7,388,960,630
At end of period (including accumulated distributions in excess of net investment income of $259,930 and undistributed net investment income of $2,669,629)	$7,845,655,574	$7,902,373,474

See Notes to Financial Statements

Financial Statements

FINANCIAL HIGHLIGHTS

The financial highlights table is intended to help you understand the fund’s financial performance for the semiannual period and the past 5 fiscal years. Certain information reflects financial results for a single fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the fund share class (assuming reinvestment of all distributions) held for the entire period.

	Six months ended 3/31/18		Year ended
Class A			9/30/17		9/30/16	9/30/15	9/30/14	9/30/13
	(unaudited)
Net asset value, beginning of period	$19.29		$18.19		$17.38	$18.16	$16.77	$15.19
Income (loss) from investment operations
Net investment income (loss) (d)	$0.18		$0.38	(c)	$0.35	$0.43	$0.38	$0.34
Net realized and unrealized gain (loss)	0.05		1.36		1.41	(0.40)	1.53	1.60
Total from investment operations	$0.23		$1.74		$1.76	$0.03	$1.91	$1.94
Less distributions declared to shareholders
From net investment income	$(0.19)		$(0.39)		$(0.44)	$(0.38)	$(0.38)	$(0.36)
From net realized gain	(0.72)		(0.25)		(0.51)	(0.43)	(0.14)	—
Total distributions declared to shareholders	$(0.91)		$(0.64)		$(0.95)	$(0.81)	$(0.52)	$(0.36)
Net asset value, end of period (x)	$18.61		$19.29		$18.19	$17.38	$18.16	$16.77
Total return (%) (r)(s)(t)(x)	1.07	(n)	9.78	(c)	10.50	0.01	11.55	12.93
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.73	(a)	0.74	(c)	0.74	0.74	0.73	0.75
Expenses after expense reductions (f)	0.72	(a)	0.73	(c)	0.73	0.74	0.73	0.75
Net investment income (loss)	1.89	(a)	2.03	(c)	1.99	2.35	2.13	2.11
Portfolio turnover	18	(n)	38		32	45	35	53
Net assets at end of period (000 omitted)	$4,663,645		$4,779,558		$4,733,090	$4,492,707	$4,621,662	$4,399,349

See Notes to Financial Statements

Financial Highlights – continued

	Six months ended 3/31/18		Year ended
Class B			9/30/17		9/30/16	9/30/15	9/30/14	9/30/13
	(unaudited)
Net asset value, beginning of period	$19.31		$18.21		$17.40	$18.18	$16.78	$15.20
Income (loss) from investment operations
Net investment income (loss) (d)	$0.11		$0.24	(c)	$0.22	$0.29	$0.24	$0.22
Net realized and unrealized gain (loss)	0.06		1.36		1.40	(0.41)	1.55	1.60
Total from investment operations	$0.17		$1.60		$1.62	$(0.12)	$1.79	$1.82
Less distributions declared to shareholders
From net investment income	$(0.12)		$(0.25)		$(0.30)	$(0.23)	$(0.25)	$(0.24)
From net realized gain	(0.72)		(0.25)		(0.51)	(0.43)	(0.14)	—
Total distributions declared to shareholders	$(0.84)		$(0.50)		$(0.81)	$(0.66)	$(0.39)	$(0.24)
Net asset value, end of period (x)	$18.64		$19.31		$18.21	$17.40	$18.18	$16.78
Total return (%) (r)(s)(t)(x)	0.74	(n)	8.94	(c)	9.66	(0.75)	10.75	12.05
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.48	(a)	1.49	(c)	1.49	1.49	1.48	1.50
Expenses after expense reductions (f)	1.48	(a)	1.48	(c)	1.49	1.49	1.48	1.50
Net investment income (loss)	1.13	(a)	1.29	(c)	1.24	1.56	1.38	1.36
Portfolio turnover	18	(n)	38		32	45	35	53
Net assets at end of period (000 omitted)	$166,982		$184,889		$205,806	$208,889	$248,181	$272,887

See Notes to Financial Statements

Financial Highlights – continued

	Six months ended 3/31/18		Year ended
Class C			9/30/17		9/30/16	9/30/15	9/30/14	9/30/13
	(unaudited)
Net asset value, beginning of period	$19.40		$18.29		$17.48	$18.25	$16.86	$15.27
Income (loss) from investment operations
Net investment income (loss) (d)	$0.11		$0.24	(c)	$0.22	$0.29	$0.25	$0.22
Net realized and unrealized gain (loss)	0.06		1.37		1.41	(0.39)	1.53	1.61
Total from investment operations	$0.17		$1.61		$1.63	$(0.10)	$1.78	$1.83
Less distributions declared to shareholders
From net investment income	$(0.12)		$(0.25)		$(0.31)	$(0.24)	$(0.25)	$(0.24)
From net realized gain	(0.72)		(0.25)		(0.51)	(0.43)	(0.14)	—
Total distributions declared to shareholders	$(0.84)		$(0.50)		$(0.82)	$(0.67)	$(0.39)	$(0.24)
Net asset value, end of period (x)	$18.73		$19.40		$18.29	$17.48	$18.25	$16.86
Total return (%) (r)(s)(t)(x)	0.73	(n)	8.95	(c)	9.62	(0.68)	10.65	12.08
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.48	(a)	1.49	(c)	1.49	1.49	1.48	1.50
Expenses after expense reductions (f)	1.48	(a)	1.49	(c)	1.49	1.49	1.48	1.50
Net investment income (loss)	1.14	(a)	1.28	(c)	1.24	1.60	1.38	1.35
Portfolio turnover	18	(n)	38		32	45	35	53
Net assets at end of period (000 omitted)	$1,007,134		$1,054,574		$1,102,670	$965,137	$930,405	$836,471

See Notes to Financial Statements

Financial Highlights – continued

	Six months ended 3/31/18		Year ended
Class I			9/30/17		9/30/16	9/30/15	9/30/14	9/30/13
	(unaudited)
Net asset value, beginning of period	$19.28		$18.18		$17.38	$18.15	$16.77	$15.19
Income (loss) from investment operations
Net investment income (loss) (d)	$0.21		$0.39	(c)	$0.39	$0.47	$0.42	$0.38
Net realized and unrealized gain (loss)	0.05		1.40		1.40	(0.39)	1.53	1.60
Total from investment operations	$0.26		$1.79		$1.79	$0.08	$1.95	$1.98
Less distributions declared to shareholders
From net investment income	$(0.21)		$(0.44)		$(0.48)	$(0.42)	$(0.43)	$(0.40)
From net realized gain	(0.72)		(0.25)		(0.51)	(0.43)	(0.14)	—
Total distributions declared to shareholders	$(0.93)		$(0.69)		$(0.99)	$(0.85)	$(0.57)	$(0.40)
Net asset value, end of period (x)	$18.61		$19.28		$18.18	$17.38	$18.15	$16.77
Total return (%) (r)(s)(t)(x)	1.24	(n)	10.06	(c)	10.71	0.31	11.76	13.21
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.48	(a)	0.49	(c)	0.49	0.49	0.48	0.50
Expenses after expense reductions (f)	N/A		N/A		N/A	0.49	0.48	0.50
Net investment income (loss)	2.14	(a)	2.10	(c)	2.22	2.56	2.37	2.35
Portfolio turnover	18	(n)	38		32	45	35	53
Net assets at end of period (000 omitted)	$626,053		$593,250		$329,965	$213,734	$226,527	$160,246

See Notes to Financial Statements

Financial Highlights – continued

	Six months ended 3/31/18		Year ended
Class R1			9/30/17		9/30/16	9/30/15	9/30/14	9/30/13
	(unaudited)
Net asset value, beginning of period	$19.26		$18.17		$17.36	$18.14	$16.75	$15.18
Income (loss) from investment operations
Net investment income (loss) (d)	$0.11		$0.24	(c)	$0.22	$0.28	$0.25	$0.22
Net realized and unrealized gain (loss)	0.06		1.35		1.41	(0.39)	1.53	1.59
Total from investment operations	$0.17		$1.59		$1.63	$(0.11)	$1.78	$1.81
Less distributions declared to shareholders
From net investment income	$(0.12)		$(0.25)		$(0.31)	$(0.24)	$(0.25)	$(0.24)
From net realized gain	(0.72)		(0.25)		(0.51)	(0.43)	(0.14)	—
Total distributions declared to shareholders	$(0.84)		$(0.50)		$(0.82)	$(0.67)	$(0.39)	$(0.24)
Net asset value, end of period (x)	$18.59		$19.26		$18.17	$17.36	$18.14	$16.75
Total return (%) (r)(s)(t)(x)	0.74	(n)	8.90	(c)	9.68	(0.75)	10.72	12.02
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.48	(a)	1.49	(c)	1.49	1.49	1.48	1.50
Expenses after expense reductions (f)	N/A		N/A		N/A	1.49	1.48	1.50
Net investment income (loss)	1.14	(a)	1.28	(c)	1.24	1.56	1.38	1.36
Portfolio turnover	18	(n)	38		32	45	35	53
Net assets at end of period (000 omitted)	$12,362		$12,517		$14,031	$13,964	$16,905	$16,134

See Notes to Financial Statements

Financial Highlights – continued

	Six months ended 3/31/18		Year ended
Class R2			9/30/17		9/30/16	9/30/15	9/30/14	9/30/13
	(unaudited)
Net asset value, beginning of period	$19.34		$18.24		$17.43	$18.21	$16.81	$15.23
Income (loss) from investment operations
Net investment income (loss) (d)	$0.16		$0.33	(c)	$0.31	$0.39	$0.33	$0.30
Net realized and unrealized gain (loss)	0.05		1.36		1.40	(0.41)	1.55	1.60
Total from investment operations	$0.21		$1.69		$1.71	$(0.02)	$1.88	$1.90
Less distributions declared to shareholders
From net investment income	$(0.16)		$(0.34)		$(0.39)	$(0.33)	$(0.34)	$(0.32)
From net realized gain	(0.72)		(0.25)		(0.51)	(0.43)	(0.14)	—
Total distributions declared to shareholders	$(0.88)		$(0.59)		$(0.90)	$(0.76)	$(0.48)	$(0.32)
Net asset value, end of period (x)	$18.67		$19.34		$18.24	$17.43	$18.21	$16.81
Total return (%) (r)(s)(t)(x)	0.99	(n)	9.48	(c)	10.19	(0.24)	11.29	12.61
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.98	(a)	0.99	(c)	0.99	0.99	0.98	1.00
Expenses after expense reductions (f)	0.98	(a)	0.99	(c)	N/A	0.99	0.98	1.00
Net investment income (loss)	1.64	(a)	1.76	(c)	1.73	2.11	1.87	1.85
Portfolio turnover	18	(n)	38		32	45	35	53
Net assets at end of period (000 omitted)	$215,152		$229,263		$205,848	$168,609	$166,275	$162,091

See Notes to Financial Statements

Financial Highlights – continued

	Six months ended 3/31/18		Year ended
Class R3			9/30/17		9/30/16	9/30/15	9/30/14	9/30/13
	(unaudited)
Net asset value, beginning of period	$19.30		$18.20		$17.39	$18.17	$16.78	$15.20
Income (loss) from investment operations
Net investment income (loss) (d)	$0.18		$0.37	(c)	$0.35	$0.43	$0.38	$0.34
Net realized and unrealized gain (loss)	0.06		1.37		1.41	(0.41)	1.53	1.60
Total from investment operations	$0.24		$1.74		$1.76	$0.02	$1.91	$1.94
Less distributions declared to shareholders
From net investment income	$(0.19)		$(0.39)		$(0.44)	$(0.37)	$(0.38)	$(0.36)
From net realized gain	(0.72)		(0.25)		(0.51)	(0.43)	(0.14)	—
Total distributions declared to shareholders	$(0.91)		$(0.64)		$(0.95)	$(0.80)	$(0.52)	$(0.36)
Net asset value, end of period (x)	$18.63		$19.30		$18.20	$17.39	$18.17	$16.78
Total return (%) (r)(s)(t)(x)	1.11	(n)	9.77	(c)	10.48	0.00	11.54	12.92
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.73	(a)	0.74	(c)	0.74	0.74	0.73	0.75
Expenses after expense reductions (f)	0.73	(a)	N/A		N/A	0.74	0.73	0.75
Net investment income (loss)	1.89	(a)	2.01	(c)	1.99	2.35	2.13	2.11
Portfolio turnover	18	(n)	38		32	45	35	53
Net assets at end of period (000 omitted)	$325,997		$331,072		$297,313	$251,635	$256,487	$178,646

See Notes to Financial Statements

Financial Highlights – continued

	Six months ended 3/31/18		Year ended
Class R4			9/30/17		9/30/16	9/30/15	9/30/14	9/30/13
	(unaudited)
Net asset value, beginning of period	$19.31		$18.20		$17.40	$18.17	$16.78	$15.21
Income (loss) from investment operations
Net investment income (loss) (d)	$0.21		$0.43	(c)	$0.39	$0.48	$0.42	$0.38
Net realized and unrealized gain (loss)	0.04		1.37		1.40	(0.40)	1.54	1.59
Total from investment operations	$0.25		$1.80		$1.79	$0.08	$1.96	$1.97
Less distributions declared to shareholders
From net investment income	$(0.21)		$(0.44)		$(0.48)	$(0.42)	$(0.43)	$(0.40)
From net realized gain	(0.72)		(0.25)		(0.51)	(0.43)	(0.14)	—
Total distributions declared to shareholders	$(0.93)		$(0.69)		$(0.99)	$(0.85)	$(0.57)	$(0.40)
Net asset value, end of period (x)	$18.63		$19.31		$18.20	$17.40	$18.17	$16.78
Total return (%) (r)(s)(t)(x)	1.19	(n)	10.10	(c)	10.69	0.31	11.82	13.13
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.48	(a)	0.49	(c)	0.49	0.49	0.48	0.50
Expenses after expense reductions (f)	N/A		N/A		N/A	0.49	0.48	0.50
Net investment income (loss)	2.13	(a)	2.29	(c)	2.23	2.62	2.38	2.34
Portfolio turnover	18	(n)	38		32	45	35	53
Net assets at end of period (000 omitted)	$272,971		$291,662		$297,677	$287,976	$249,619	$182,332

See Notes to Financial Statements

Financial Highlights – continued

	Six months ended 3/31/18		Year ended
Class R6			9/30/17		9/30/16	9/30/15	9/30/14	9/30/13
	(unaudited)
Net asset value, beginning of period	$19.29		$18.19		$17.38	$18.16	$16.77	$15.19
Income (loss) from investment operations
Net investment income (loss) (d)	$0.21		$0.42	(c)	$0.41	$0.55	$0.44	$0.40
Net realized and unrealized gain (loss)	0.05		1.38		1.41	(0.47)	1.53	1.59
Total from investment operations	$0.26		$1.80		$1.82	$0.08	$1.97	$1.99
Less distributions declared to shareholders
From net investment income	$(0.22)		$(0.45)		$(0.50)	$(0.43)	$(0.44)	$(0.41)
From net realized gain	(0.72)		(0.25)		(0.51)	(0.43)	(0.14)	—
Total distributions declared to shareholders	$(0.94)		$(0.70)		$(1.01)	$(0.86)	$(0.58)	$(0.41)
Net asset value, end of period (x)	$18.61		$19.29		$18.19	$17.38	$18.16	$16.77
Total return (%) (r)(s)(t)(x)	1.23	(n)	10.14	(c)	10.86	0.34	11.91	13.30
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.40	(a)	0.40	(c)	0.41	0.41	0.41	0.41
Expenses after expense reductions (f)	N/A		N/A		N/A	0.41	0.41	0.41
Net investment income (loss)	2.23	(a)	2.27	(c)	2.31	3.02	2.46	2.42
Portfolio turnover	18	(n)	38		32	45	35	53
Net assets at end of period (000 omitted)	$519,571		$389,609		$169,348	$67,900	$33,689	$10,800

See Notes to Financial Statements

Financial Highlights – continued

	Six months ended 3/31/18		Year ended
Class 529A			9/30/17		9/30/16	9/30/15	9/30/14	9/30/13
	(unaudited)
Net asset value, beginning of period	$19.24		$18.14		$17.34	$18.12	$16.73	$15.16
Income (loss) from investment operations
Net investment income (loss) (d)	$0.18		$0.37	(c)	$0.34	$0.42	$0.37	$0.33
Net realized and unrealized gain (loss)	0.05		1.36		1.40	(0.40)	1.54	1.59
Total from investment operations	$0.23		$1.73		$1.74	$0.02	$1.91	$1.92
Less distributions declared to shareholders
From net investment income	$(0.19)		$(0.38)		$(0.43)	$(0.37)	$(0.38)	$(0.35)
From net realized gain	(0.72)		(0.25)		(0.51)	(0.43)	(0.14)	—
Total distributions declared to shareholders	$(0.91)		$(0.63)		$(0.94)	$(0.80)	$(0.52)	$(0.35)
Net asset value, end of period (x)	$18.56		$19.24		$18.14	$17.34	$18.12	$16.73
Total return (%) (r)(s)(t)(x)	1.05	(n)	9.77	(c)	10.42	(0.03)	11.53	12.84
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.80	(a)	0.84	(c)	0.84	0.84	0.83	0.85
Expenses after expense reductions (f)	0.77	(a)	0.77	(c)	0.77	0.78	0.77	0.80
Net investment income (loss)	1.85	(a)	1.97	(c)	1.95	2.31	2.09	2.05
Portfolio turnover	18	(n)	38		32	45	35	53
Net assets at end of period (000 omitted)	$23,351		$23,275		$21,204	$18,177	$17,789	$15,581

See Notes to Financial Statements

Financial Highlights – continued

	Six months ended 3/31/18		Year ended
Class 529B			9/30/17		9/30/16	9/30/15	9/30/14	9/30/13
	(unaudited)
Net asset value, beginning of period	$19.31		$18.21		$17.40	$18.17	$16.78	$15.20
Income (loss) from investment operations
Net investment income (loss) (d)	$0.10		$0.23	(c)	$0.21	$0.27	$0.24	$0.21
Net realized and unrealized gain (loss)	0.05		1.36		1.41	(0.38)	1.53	1.60
Total from investment operations	$0.15		$1.59		$1.62	$(0.11)	$1.77	$1.81
Less distributions declared to shareholders
From net investment income	$(0.11)		$(0.24)		$(0.30)	$(0.23)	$(0.24)	$(0.23)
From net realized gain	(0.72)		(0.25)		(0.51)	(0.43)	(0.14)	—
Total distributions declared to shareholders	$(0.83)		$(0.49)		$(0.81)	$(0.66)	$(0.38)	$(0.23)
Net asset value, end of period (x)	$18.63		$19.31		$18.21	$17.40	$18.17	$16.78
Total return (%) (r)(s)(t)(x)	0.66	(n)	8.88	(c)	9.60	(0.75)	10.63	11.99
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.55	(a)	1.59	(c)	1.59	1.59	1.58	1.60
Expenses after expense reductions (f)	1.53	(a)	1.53	(c)	1.54	1.54	1.53	1.55
Net investment income (loss)	1.08	(a)	1.23	(c)	1.19	1.50	1.33	1.31
Portfolio turnover	18	(n)	38		32	45	35	53
Net assets at end of period (000 omitted)	$1,330		$1,483		$1,580	$1,721	$2,110	$2,369
See Notes to Financial Statements

Financial Highlights – continued

	Six months ended 3/31/18		Year ended
Class 529C			9/30/17		9/30/16	9/30/15	9/30/14	9/30/13
	(unaudited)
Net asset value, beginning of period	$19.39		$18.28		$17.47	$18.25	$16.85	$15.27
Income (loss) from investment operations
Net investment income (loss) (d)	$0.11		$0.23	(c)	$0.21	$0.28	$0.24	$0.21
Net realized and unrealized gain (loss)	0.04		1.37		1.41	(0.40)	1.54	1.60
Total from investment operations	$0.15		$1.60		$1.62	$(0.12)	$1.78	$1.81
Less distributions declared to shareholders
From net investment income	$(0.11)		$(0.24)		$(0.30)	$(0.23)	$(0.24)	$(0.23)
From net realized gain	(0.72)		(0.25)		(0.51)	(0.43)	(0.14)	—
Total distributions declared to shareholders	$(0.83)		$(0.49)		$(0.81)	$(0.66)	$(0.38)	$(0.23)
Net asset value, end of period (x)	$18.71		$19.39		$18.28	$17.47	$18.25	$16.85
Total return (%) (r)(s)(t)(x)	0.66	(n)	8.91	(c)	9.57	(0.79)	10.66	11.97
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.55	(a)	1.59	(c)	1.59	1.59	1.58	1.60
Expenses after expense reductions (f)	1.53	(a)	1.53	(c)	1.54	1.54	1.53	1.55
Net investment income (loss)	1.09	(a)	1.22	(c)	1.18	1.55	1.33	1.30
Portfolio turnover	18	(n)	38		32	45	35	53
Net assets at end of period (000 omitted)	$11,106		$11,223		$10,428	$8,222	$7,915	$6,989

(a)	Annualized.
(c)	Amount reflects a one-time reimbursement of expenses by the custodian (or former custodian) without which net investment income and performance would be lower and expenses would be higher.
(d)	Per share data is based on average shares outstanding.
(f)	Ratios do not reflect reductions from fees paid indirectly, if applicable.
(n)	Not annualized.
(r)	Certain expenses have been reduced without which performance would have been lower.
(s)	From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
(t)	Total returns do not include any applicable sales charges.
(x)	The net asset values and total returns have been calculated on net assets which include adjustments made in accordance with U.S. generally accepted accounting principles required at period end for financial reporting purposes.

See Notes to Financial Statements

NOTES TO FINANCIAL STATEMENTS

(unaudited)

(1) Business and Organization

MFS Total Return Fund (the fund) is a diversified series of MFS Series Trust V (the trust). The trust is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company.

The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services – Investment Companies.

(2) Significant Accounting Policies

General – The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. In the preparation of these financial statements, management has evaluated subsequent events occurring after the date of the fund’s Statement of Assets and Liabilities through the date that the financial statements were issued.

In March 2017, the FASB issued Accounting Standards Update 2017-08, Receivables –Nonrefundable Fees and Other Costs (Subtopic 310-20) – Premium Amortization on Purchased Callable Debt Securities (“ASU 2017-08”). For entities that hold callable debt securities at a premium, ASU 2017-08 requires that the premium be amortized to the earliest call date. ASU 2017-08 will be effective for fiscal years beginning after December 15, 2018, and interim periods within those fiscal years. Management has evaluated the potential impacts of ASU 2017-08 and believes that adoption of ASU 2017-08 will not have a material effect on the fund’s overall financial position or its overall results of operations.

Balance Sheet Offsetting – The fund’s accounting policy with respect to balance sheet offsetting is that, absent an event of default by the counterparty or a termination of the agreement, the International Swaps and Derivatives Association (ISDA) Master Agreement, or similar agreement, does not result in an offset of reported amounts of financial assets and financial liabilities in the Statement of Assets and Liabilities across transactions between the fund and the applicable counterparty. The fund’s right to setoff may be restricted or prohibited by the bankruptcy or insolvency laws of the particular jurisdiction to which a specific master netting agreement counterparty is subject. Balance sheet offsetting disclosures, to the extent applicable to the fund, have been included in the fund’s Significant Accounting Policies note under the captions for each of the fund’s in-scope financial instruments and transactions.

Investment Valuations – Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price on their primary market or exchange as provided by a third-party pricing service. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid

Notes to Financial Statements (unaudited) – continued

quotation on their primary market or exchange as provided by a third-party pricing service. Debt instruments and floating rate loans, including restricted debt instruments, are generally valued at an evaluated or composite bid as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. Values obtained from third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur on a frequent basis after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

Various inputs are used in determining the value of the fund’s assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to

Notes to Financial Statements (unaudited) – continued

measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. The following is a summary of the levels used as of March 31, 2018 in valuing the fund’s assets or liabilities:

Financial Instruments	Level 1	Level 2	Level 3	Total
Equity Securities:
United States	$4,250,586,728	$5,220,423	$—	$4,255,807,151
United Kingdom	110,534,979	—	—	110,534,979
Switzerland	93,279,164	—	—	93,279,164
France	42,022,742	—	—	42,022,742
Japan	33,015,182	—	—	33,015,182
Taiwan	32,700,798	—	—	32,700,798
Canada	24,616,511	—	—	24,616,511
Germany	22,851,306	—	—	22,851,306
Norway	—	17,652,271	—	17,652,271
Other Countries	29,054,032	—	—	29,054,032
U.S. Treasury Bonds & U.S. Government Agency & Equivalents	—	1,214,091,642	—	1,214,091,642
Non-U.S. Sovereign Debt	—	27,955,929	—	27,955,929
Municipal Bonds	—	8,564,855	—	8,564,855
U.S. Corporate Bonds	—	658,407,183	—	658,407,183
Residential Mortgage-Backed Securities	—	795,148,536	—	795,148,536
Commercial Mortgage-Backed Securities	—	128,568,463	—	128,568,463
Asset-Backed Securities (including CDOs)	—	72,893,827	—	72,893,827
Foreign Bonds	—	137,753,731	—	137,753,731
Mutual Funds	111,871,277	—	—	111,871,277
Total	$4,750,532,719	$3,066,256,860	$—	$7,816,789,579

For further information regarding security characteristics, see the Portfolio of Investments.

Of the level 2 investments presented above, equity investments amounting to $22,872,694 would have been considered level 1 investments at the beginning of the period. The primary reason for changes in the classifications between levels 1 and 2 occurs when foreign equity securities are fair valued using other observable market-based inputs in place of the closing exchange price due to events occurring after the close of the exchange or market on which the investment is principally traded.

Notes to Financial Statements (unaudited) – continued

The fund’s foreign equity securities may often be valued using other observable market-based inputs. The fund’s policy is to recognize transfers between the levels as of the end of the period.

Foreign Currency Translation – Purchases and sales of foreign investments, income, and expenses are converted into U.S. dollars based upon currency exchange rates prevailing on the respective dates of such transactions or on the reporting date for foreign denominated receivables and payables. Gains and losses attributable to foreign currency exchange rates on sales of securities are recorded for financial statement purposes as net realized gains and losses on investments. Gains and losses attributable to foreign exchange rate movements on receivables, payables, income and expenses are recorded for financial statement purposes as foreign currency transaction gains and losses. That portion of both realized and unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.

Security Loans – Under its Securities Lending Agency Agreement with the fund, JPMorgan Chase and Co. (“Chase”), as lending agent, loans the securities of the fund to certain qualified institutions (the “Borrowers”) approved by the fund. Security loans can be terminated at the discretion of either the lending agent or the fund and the related securities must be returned within the earlier of the standard trade settlement period for such securities or within three business days. The loans are collateralized by cash and/or U.S. Treasury and federal agency obligations in an amount typically at least equal to the market value of the securities loaned. On loans collateralized by cash, the cash collateral is invested in a money market fund. The market value of the loaned securities is determined at the close of business of the fund and any additional required collateral is delivered to the fund on the next business day. Chase provides the fund with indemnification against Borrower default. In the event of Borrower default, Chase will, for the benefit of the fund, either purchase securities identical to those loaned or, when such purchase is commercially impracticable, pay the fund the market value of the loaned securities. In return, Chase assumes the fund’s rights to the related collateral. If the collateral value is less than the cost to purchase identical securities, Chase is responsible for the shortfall, but only to the extent that such shortfall is not due to a decline in collateral value resulting from collateral reinvestment for which the fund bears the risk of loss. At period end, the fund had investment securities on loan, all of which were classified as equity securities in the fund’s Portfolio of Investments, with a fair value of $7,770,572. The fair value of the fund’s investment securities on loan and a related liability of $7,914,469 for cash collateral received on securities loaned are both presented gross in the Statement of Assets and Liabilities. The collateral on securities loaned exceeded the value of securities on loan at period end. The liability for cash collateral for securities loaned is carried at fair value, which is categorized as level 2 within the fair value hierarchy. A portion of the income generated upon investment of the collateral is remitted to the Borrowers, and the remainder is allocated between the fund and the lending agent. On loans collateralized by U.S. Treasury and/or federal agency obligations, a fee is received from the Borrower, and is allocated between the fund and the lending agent. Income from securities lending is separately reported in the Statement of Operations. The dividend and interest income earned on the securities loaned is accounted for in the same manner as other dividend and interest income.

Notes to Financial Statements (unaudited) – continued

Dollar Roll Transactions – The fund enters into dollar roll transactions, with respect to mortgage-backed securities issued by Ginnie Mae, Fannie Mae, and Freddie Mac, in which the fund sells mortgage-backed securities to financial institutions and simultaneously agrees to purchase similar (same issuer, type and coupon) securities at a later date at an agreed-upon price. During the period between the sale and repurchase in a dollar roll transaction the fund will not be entitled to receive interest and principal payments on the securities sold but is compensated by interest earned on the proceeds of the initial sale and by a lower purchase price on the securities to be repurchased which enhances the fund’s total return. The fund accounts for dollar roll transactions as purchases and sales and realizes gains and losses on these transactions.

Indemnifications – Under the fund’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the fund. Additionally, in the normal course of business, the fund enters into agreements with service providers that may contain indemnification clauses. The fund’s maximum exposure under these agreements is unknown as this would involve future claims that may be made against the fund that have not yet occurred.

Investment Transactions and Income – Investment transactions are recorded on the trade date. Interest income is recorded on the accrual basis. All premium and discount is amortized or accreted for financial statement purposes in accordance with U.S. generally accepted accounting principles. Some securities may be purchased on a “when-issued” or “forward delivery” basis, which means that the securities will be delivered to the fund at a future date, usually beyond customary settlement time. Dividends received in cash are recorded on the ex-dividend date. Certain dividends from foreign securities will be recorded when the fund is informed of the dividend if such information is obtained subsequent to the ex-dividend date. Dividend and interest payments received in additional securities are recorded on the ex-dividend or ex-interest date in an amount equal to the value of the security on such date.

The fund may receive proceeds from litigation settlements. Any proceeds received from litigation involving portfolio holdings are reflected in the Statement of Operations in realized gain/loss if the security has been disposed of by the fund or in unrealized gain/loss if the security is still held by the fund. Any other proceeds from litigation not related to portfolio holdings are reflected as other income in the Statement of Operations.

The fund invests a significant portion of its assets in asset-backed and/or mortgage-backed securities. For these securities, the value of the debt instrument also depends on the credit quality and adequacy of the underlying assets or collateral as well as whether there is a security interest in the underlying assets or collateral. Enforcing rights, if any, against the underlying assets or collateral may be difficult. U.S. Government securities not supported as to the payment of principal or interest by the U.S. Treasury, such as those issued by Fannie Mae, Freddie Mac, and the Federal Home Loan Banks, are subject to greater credit risk than are U.S. Government securities supported by the U.S. Treasury, such as those issued by Ginnie Mae.

The fund purchased or sold debt securities on a when-issued or delayed delivery basis, or in a “To Be Announced” (TBA) or “forward commitment” transaction with delivery

Notes to Financial Statements (unaudited) – continued

or payment to occur at a later date beyond the normal settlement period. At the time a fund enters into a commitment to purchase or sell a security, the transaction is recorded and the value of the security acquired is reflected in the fund’s net asset value. The price of such security and the date that the security will be delivered and paid for are fixed at the time the transaction is negotiated. The value of the security may vary with market fluctuations. TBA securities resulting from these transactions are included in the Portfolio of Investments. TBA purchase commitments are held at carrying amount, which approximates fair value and are categorized as level 2 within the fair value hierarchy. No interest accrues to the fund until payment takes place. At the time that a fund enters into this type of transaction, the fund is required to have sufficient cash and/or liquid securities to cover its commitments. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract’s terms, or if the issuer does not issue the securities due to political, economic or other factors. Additionally, losses may arise due to declines in the value of the securities prior to settlement date.

To mitigate this risk of loss on TBA securities and other types of forward settling mortgage-backed securities, the fund whenever possible enters into a Master Securities Forward Transaction Agreement (“MSFTA”) on a bilateral basis with each of the counterparties with whom it undertakes a significant volume of transactions. The MSFTA gives each party to the agreement the right to terminate all transactions traded under such agreement if there is a certain deterioration in the credit quality of the other party. Upon an event of default or a termination of the MSFTA, the non-defaulting party has the right to close out all transactions traded under such agreement and to net amounts owed under each transaction to one net amount payable by one party to the other. This right to close out and net payments across all transactions traded under the MSFTA could result in a reduction of the fund’s credit risk to such counterparty equal to any amounts payable by the fund under the applicable transactions, if any.

For mortgage-backed securities traded under a MSFTA, the collateral and margining requirements are contract specific. Collateral amounts across all transactions traded under such agreement are netted and one amount is posted from one party to the other to collateralize such obligations. Cash that has been pledged to cover the fund’s collateral or margin obligations under a MSFTA, if any, will be reported separately on the Statement of Assets and Liabilities as restricted cash. Securities pledged as collateral or margin for the same purpose, if any, are noted in the Portfolio of Investments.

Fees Paid Indirectly – The fund’s custody fee may be reduced by a credit earned under an arrangement that measures the value of U.S. dollars deposited with the custodian by the fund. The amount of the credit, for the six months ended March 31, 2018, is shown as a reduction of total expenses in the Statement of Operations.

Tax Matters and Distributions – The fund intends to qualify as a regulated investment company, as defined under Subchapter M of the Internal Revenue Code, and to distribute all of its taxable income, including realized capital gains. As a result, no provision for federal income tax is required. The fund’s federal tax returns, when filed, will remain subject to examination by the Internal Revenue Service for a three year period. Management has analyzed the fund’s tax positions taken on federal and

Notes to Financial Statements (unaudited) – continued

state tax returns for all open tax years and does not believe that there are any uncertain tax positions that require recognition of a tax liability. Foreign taxes, if any, have been accrued by the fund in the accompanying financial statements in accordance with the applicable foreign tax law. Foreign income taxes may be withheld by certain countries in which the fund invests. Additionally, capital gains realized by the fund on securities issued in or by certain foreign countries may be subject to capital gains tax imposed by those countries.

Distributions to shareholders are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These adjustments have no impact on net assets or net asset value per share. Temporary differences which arise from recognizing certain items of income, expense, gain or loss in different periods for financial statement and tax purposes will reverse at some time in the future. Distributions in excess of net investment income or net realized gains are temporary overdistributions for financial statement purposes resulting from differences in the recognition or classification of income or distributions for financial statement and tax purposes.

Book/tax differences primarily relate to amortization and accretion of debt securities, wash sale loss deferrals, and treating a portion of the proceeds from redemptions as a distribution for tax purposes.

The tax character of distributions made during the current period will be determined at fiscal year end. The tax character of distributions declared to shareholders for the last fiscal year is as follows:

Year ended 9/30/17
Ordinary income (including any short-term capital gains)	$156,861,469
Long-term capital gains	96,813,369
Total distributions	$253,674,838

The federal tax cost and the tax basis components of distributable earnings were as follows:

As of 3/31/18
Cost of investments	$6,331,585,915
Gross appreciation	1,579,371,259
Gross depreciation	(94,167,595)
Net unrealized appreciation (depreciation)	$1,485,203,664

As of 9/30/17
Undistributed ordinary income	38,281,426
Undistributed long-term capital gain	186,935,257
Other temporary differences	(24,754,961)
Net unrealized appreciation (depreciation)	1,618,717,131

The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.

Notes to Financial Statements (unaudited) – continued

Multiple Classes of Shares of Beneficial Interest – The fund offers multiple classes of shares, which differ in their respective distribution, service, and program manager fees. The fund’s income, realized and unrealized gain (loss), and common expenses are allocated to shareholders based on the daily net assets of each class. Dividends are declared separately for each class. Differences in per share dividend rates are generally due to differences in separate class expenses. Class B and Class 529B shares will convert to Class A and Class 529A shares, respectively, approximately eight years after purchase. Effective April 23, 2018, Class C and Class 529C shares will convert to Class A and Class 529A shares, respectively, approximately ten years after purchase. The fund’s distributions declared to shareholders as reported in the Statements of Changes in Net Assets are presented by class as follows:

	From net investment income		From net realized gain
	Six months ended 3/31/18	Year ended 9/30/17	Six months ended 3/31/18	Year ended 9/30/17
Class A	$47,154,804	$99,345,416	$175,031,217	$63,854,527
Class B	1,070,486	2,623,299	6,533,143	2,700,716
Class C	6,279,143	14,458,991	38,119,499	14,762,340
Class I	6,859,968	12,376,362	22,596,063	5,512,201
Class R1	76,910	179,448	459,780	181,277
Class R2	1,887,839	3,947,031	8,057,562	2,731,598
Class R3	3,255,465	6,521,149	12,079,852	4,063,427
Class R4	3,156,938	6,866,883	10,468,964	3,995,848
Class R6	5,452,918	5,809,046	16,639,587	2,665,528
Class 529A	228,073	461,000	859,544	291,527
Class 529B	8,318	19,874	53,025	21,675
Class 529C	66,193	140,623	412,789	145,052
Total	$75,497,055	$152,749,122	$291,311,025	$100,925,716

(3) Transactions with Affiliates

Investment Adviser – The fund has an investment advisory agreement with MFS to provide overall investment management and related administrative services and facilities to the fund. The management fee is computed daily and paid monthly at the following annual rates based on the fund’s average daily net assets:

Up to $6.3 billion	0.35%
In excess of $6.3 billion	0.34%

The management fee incurred for the six months ended March 31, 2018 was equivalent to an annual effective rate of 0.35% of the fund’s average daily net assets.

Distributor – MFS Fund Distributors, Inc. (MFD), a wholly-owned subsidiary of MFS, as distributor, received $372,812 and $5,698 for the six months ended March 31, 2018, as its portion of the initial sales charge on sales of Class A and Class 529A shares of the fund, respectively.

The Board of Trustees has adopted a distribution plan for certain share classes pursuant to Rule 12b-1 of the Investment Company Act of 1940.

Notes to Financial Statements (unaudited) – continued

The fund’s distribution plan provides that the fund will pay MFD for services provided by MFD and financial intermediaries in connection with the distribution and servicing of certain share classes. One component of the plan is a distribution fee paid to MFD and another component of the plan is a service fee paid to MFD. MFD may subsequently pay all, or a portion, of the distribution and/or service fees to financial intermediaries.

Distribution Plan Fee Table:

	Distribution Fee Rate (d)	Service Fee Rate (d)	Total Distribution Plan (d)	Annual Effective Rate (e)	Distribution and Service Fee
Class A	—	0.25%	0.25%	0.24%	$5,991,654
Class B	0.75%	0.25%	1.00%	1.00%	898,144
Class C	0.75%	0.25%	1.00%	1.00%	5,249,056
Class R1	0.75%	0.25%	1.00%	1.00%	63,000
Class R2	0.25%	0.25%	0.50%	0.50%	554,698
Class R3	—	0.25%	0.25%	0.25%	416,299
Class 529A	—	0.25%	0.25%	0.24%	29,475
Class 529B	0.75%	0.25%	1.00%	1.00%	7,251
Class 529C	0.75%	0.25%	1.00%	1.00%	56,831
Total Distribution and Service Fees					$13,266,408

(d)	In accordance with the distribution plan for certain classes, the fund pays distribution and/or service fees equal to these annual percentage rates of each class’s average daily net assets. The distribution and service fee rates disclosed by class represent the current rates in effect at the end of the reporting period. Any rate changes, if applicable, are detailed below.
(e)	The annual effective rates represent actual fees incurred under the distribution plan for the six months ended March 31, 2018 based on each class’s average daily net assets. MFD has voluntarily agreed to rebate a portion of each class’s 0.25% service fee attributable to accounts for which MFD retains the 0.25% service fee except for accounts attributable to MFS or its affiliates’ seed money. For the six months ended March 31, 2018, this rebate amounted to $161,290, $1,756, $5,435, $156, $29, $1,645, $2, and $112 for Class A, Class B, Class C, Class R2, Class R3, Class 529A, Class 529B, and Class 529C, respectively, and is included in the reduction of total expenses in the Statement of Operations.

Certain Class A shares are subject to a contingent deferred sales charge (CDSC) in the event of a shareholder redemption within 18 months of purchase. Class C and Class 529C shares are subject to a CDSC in the event of a shareholder redemption within 12 months of purchase. Class B and Class 529B shares are subject to a CDSC in the event of a shareholder redemption within six years of purchase. All contingent deferred sales charges are paid to MFD and during the six months ended March 31, 2018, were as follows:

Amount
Class A	$6,107
Class B	100,417
Class C	27,897
Class 529B	225
Class 529C	37

The fund has entered into and may from time to time enter into contracts with program managers and other parties which administer the tuition programs through

Notes to Financial Statements (unaudited) – continued

which an investment in the fund’s 529 share classes is made. For the period from October 1, 2017 through December 10, 2017, the fund had entered into an agreement with MFD pursuant to which MFD received an annual fee of up to 0.10% of the average daily net assets attributable to each 529 share class. MFD had agreed to waive a portion of this fee in an amount equal to 0.05% of the average daily net assets for each 529 share class. This waiver agreement terminated on December 10, 2017. For the period from October 1, 2017 through December 10, 2017, this waiver amounted to $3,523 and is included in the reduction of total expenses in the Statement of Operations. Effective December 11, 2017, the fund has entered into an agreement with MFD pursuant to which MFD receives an annual fee of up to 0.05% of the average daily net assets attributable to each 529 share class. The program manager fee incurred for the six months ended March 31, 2018 was equivalent to an annual effective rate of 0.05% of the average daily net assets attributable to each 529 share class. The services provided by MFD, or a third party with which MFD contracts, include recordkeeping and tax reporting and account services, as well as services designed to maintain the program’s compliance with the Internal Revenue Code and other regulatory requirements. Program manager fees and waivers for the six months ended March 31, 2018, were as follows:

	Fee	Waiver
Class 529A	$8,175	$2,279
Class 529B	507	145
Class 529C	3,940	1,099
Total Program Manager Fees and Waivers	$12,622	$3,523

Shareholder Servicing Agent – MFS Service Center, Inc. (MFSC), a wholly-owned subsidiary of MFS, receives a fee from the fund for its services as shareholder servicing agent calculated as a percentage of the average daily net assets of the fund as determined periodically under the supervision of the fund’s Board of Trustees. For the six months ended March 31, 2018, the fee was $641,714, which equated to 0.0160% annually of the fund’s average daily net assets. MFSC also receives payment from the fund for out-of-pocket expenses, sub-accounting and other shareholder servicing costs which may be paid to affiliated and unaffiliated service providers. Class R6 shares do not incur sub-accounting fees. For the six months ended March 31, 2018, these out-of-pocket expenses, sub-accounting and other shareholder servicing costs amounted to $3,463,426.

Administrator – MFS provides certain financial, legal, shareholder communications, compliance, and other administrative services to the fund. Under an administrative services agreement, the fund reimburses MFS the costs incurred to provide these services. The fund is charged an annual fixed amount of $17,500 plus a fee based on average daily net assets. The administrative services fee incurred for the six months ended March 31, 2018 was equivalent to an annual effective rate of 0.0078% of the fund’s average daily net assets.

Trustees’ and Officers’ Compensation – The fund pays compensation to independent Trustees in the form of a retainer, attendance fees, and additional compensation to Board and Committee chairpersons. The fund does not pay compensation directly to Trustees or officers of the fund who are also officers of the

Notes to Financial Statements (unaudited) – continued

investment adviser, all of whom receive remuneration for their services to the fund from MFS. Certain officers and Trustees of the fund are officers or directors of MFS, MFD, and MFSC.

Prior to December 31, 2001, the fund had an unfunded defined benefit plan (“DB plan”) for independent Trustees. As of December 31, 2001, the Board took action to terminate the DB plan with respect to then-current and any future independent Trustees, such that the DB plan covers only certain of those former independent Trustees who retired on or before December 31, 2001. Effective January 1, 2002, accrued benefits under the DB plan for then-current independent Trustees who continued were credited to an unfunded retirement deferral plan (the “Retirement Deferral plan”), which was established for and exists solely with respect to these credited amounts, and is not available for other deferrals by these or other independent Trustees. Although the Retirement Deferral plan is unfunded, amounts deferred under the plan are periodically adjusted for investment experience as if they had been invested in shares of the fund. The DB plan resulted in a pension expense of $3,531 and the Retirement Deferral plan resulted in an expense of $1,181. Both amounts are included in “Independent Trustees’ compensation” in the Statement of Operations for the six months ended March 31, 2018. The liability for deferred retirement benefits payable to certain independent Trustees under both plans amounted to $39,215 at March 31, 2018, and is included in “Payable for independent Trustees’ compensation” in the Statement of Assets and Liabilities.

Other – This fund and certain other funds managed by MFS (the funds) have entered into a service agreement (the ISO Agreement) which provides for payment of fees solely by the funds to Tarantino LLC in return for the provision of services of an Independent Senior Officer (ISO) for the funds. Frank L. Tarantino serves as the ISO and is an officer of the funds and the sole member of Tarantino LLC. The funds can terminate the ISO Agreement with Tarantino LLC at any time under the terms of the ISO Agreement. For the six months ended March 31, 2018, the fee paid by the fund under this agreement was $6,744 and is included in “Miscellaneous” expense in the Statement of Operations. MFS has agreed to bear all expenses associated with office space, other administrative support, and supplies provided to the ISO.

The fund invests in the MFS Institutional Money Market Portfolio which is managed by MFS and seeks current income consistent with preservation of capital and liquidity. This money market fund does not pay a management fee to MFS.

The fund is permitted to engage in purchase and sale transactions with funds and accounts for which MFS serves as investment adviser or sub-adviser (“cross-trades”) pursuant to a policy adopted by the Board of Trustees. This policy has been designed to ensure that cross-trades conducted by the fund comply with Rule 17a-7 under the Investment Company Act of 1940. During the six months ended March 31, 2018, the fund engaged in purchase and sale transactions pursuant to this policy, which amounted to $10,921,507 and $9,249,489, respectively. The sales transactions resulted in net realized gains (losses) of $(757,936).

Effective January 3, 2018, the adviser has voluntarily undertaken to reimburse the fund from its own resources on a quarterly basis for the cost of investment research

Notes to Financial Statements (unaudited) – continued

embedded in the cost of the fund’s securities trades. This agreement may be rescinded at any time. This reimbursement, if any, will be determined in arrears on a quarterly basis beginning with the quarter ending March 31, 2018.

(4) Portfolio Securities

For the six months ended March 31, 2018, purchases and sales of investments, other than short-term obligations, were as follows:

	Purchases	Sales
U.S. Government securities	$556,285,166	$426,963,009
Non-U.S. Government securities	$868,703,708	$1,079,986,527

(5) Shares of Beneficial Interest

The fund’s Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest. Transactions in fund shares were as follows:

	Six months ended 3/31/18		Year ended 9/30/17
	Shares	Amount	Shares	Amount
Shares sold
Class A	12,727,230	$245,071,255	29,020,045	$538,425,692
Class B	336,079	6,496,187	1,024,919	18,976,380
Class C	3,025,970	58,725,892	8,462,972	157,559,811
Class I	5,916,452	113,933,528	26,779,656	495,511,613
Class R1	26,239	505,414	87,533	1,614,678
Class R2	988,441	19,112,313	3,371,039	63,073,901
Class R3	1,592,962	30,743,058	4,386,374	81,680,646
Class R4	1,253,616	24,196,671	2,915,624	53,986,298
Class R6	10,845,935	209,355,639	13,657,135	257,469,310
Class 529A	82,882	1,582,470	175,455	3,251,307
Class 529B	2,827	54,737	9,381	173,630
Class 529C	52,435	1,021,386	105,194	1,954,930
	36,851,068	$710,798,550	89,995,327	$1,673,678,196

Shares issued to shareholders in reinvestment of distributions
Class A	10,852,138	$207,959,808	8,313,757	$152,831,316
Class B	361,785	6,938,760	261,238	4,788,667
Class C	2,082,971	40,136,655	1,332,503	24,560,748
Class I	1,269,591	24,326,913	827,393	15,280,370
Class R1	28,058	536,690	19,707	360,455
Class R2	461,702	8,874,170	319,012	5,881,581
Class R3	799,440	15,334,299	574,940	10,581,758
Class R4	680,707	13,064,233	538,801	9,922,687
Class R6	971,182	18,613,674	325,141	6,023,685
Class 529A	56,904	1,087,519	41,020	752,446
Class 529B	3,197	61,317	2,267	41,539
Class 529C	24,860	478,758	15,493	285,293
	17,592,535	$337,412,796	12,571,272	$231,310,545

Notes to Financial Statements (unaudited) – continued

	Six months ended 3/31/18		Year ended 9/30/17
	Shares	Amount	Shares	Amount
Shares reacquired
Class A	(20,831,035)	$(402,040,624)	(49,757,100)	$(922,778,095)
Class B	(1,312,711)	(25,411,114)	(3,015,024)	(56,211,264)
Class C	(5,688,668)	(110,336,620)	(15,726,053)	(294,425,043)
Class I	(4,308,729)	(82,901,884)	(14,985,047)	(281,829,427)
Class R1	(39,013)	(756,547)	(229,892)	(4,274,943)
Class R2	(1,778,488)	(34,453,006)	(3,123,739)	(58,302,947)
Class R3	(2,044,415)	(39,520,832)	(4,143,449)	(77,034,387)
Class R4	(2,391,389)	(46,485,466)	(4,698,839)	(87,063,390)
Class R6	(4,102,871)	(79,077,831)	(3,091,870)	(57,480,770)
Class 529A	(91,686)	(1,767,088)	(175,332)	(3,258,761)
Class 529B	(11,431)	(221,264)	(21,664)	(402,359)
Class 529C	(62,712)	(1,216,084)	(112,283)	(2,092,306)
	(42,663,148)	$(824,188,360)	(99,080,292)	$(1,845,153,692)

Net change
Class A	2,748,333	$50,990,439	(12,423,298)	$(231,521,087)
Class B	(614,847)	(11,976,167)	(1,728,867)	(32,446,217)
Class C	(579,727)	(11,474,073)	(5,930,578)	(112,304,484)
Class I	2,877,314	55,358,557	12,622,002	228,962,556
Class R1	15,284	285,557	(122,652)	(2,299,810)
Class R2	(328,345)	(6,466,523)	566,312	10,652,535
Class R3	347,987	6,556,525	817,865	15,228,017
Class R4	(457,066)	(9,224,562)	(1,244,414)	(23,154,405)
Class R6	7,714,246	148,891,482	10,890,406	206,012,225
Class 529A	48,100	902,901	41,143	744,992
Class 529B	(5,407)	(105,210)	(10,016)	(187,190)
Class 529C	14,583	284,060	8,404	147,917
	11,780,455	$224,022,986	3,486,307	$59,835,049

(6) Line of Credit

The fund and certain other funds managed by MFS participate in a $1.25 billion unsecured committed line of credit, subject to a $1 billion sublimit, provided by a syndication of banks under a credit agreement. Borrowings may be made for temporary financing needs. Interest is charged to each fund, based on its borrowings, generally at a rate equal to the higher of the Overnight Federal Reserve funds rate or daily one month LIBOR plus an agreed upon spread. A commitment fee, based on the average daily, unused portion of the committed line of credit, is allocated among the participating funds at the end of each calendar quarter. In addition, the fund and other funds managed by MFS have established unsecured uncommitted borrowing arrangements with certain banks for temporary financing needs. Interest is charged to each fund, based on its borrowings, at a rate equal to the Overnight Federal Reserve funds rate plus an agreed upon spread. For the six months ended March 31, 2018, the fund’s commitment fee and interest expense were $25,826 and $0, respectively, and are included in “Miscellaneous” expense in the Statement of Operations.

Notes to Financial Statements (unaudited) – continued

(7) Investments in Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be affiliated issuers:

Affiliated Issuers		Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Institutional Money Market Portfolio		151,502,477	489,704,180	(537,239,453)	103,967,204

Affiliated Issuers	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Institutional Money Market Portfolio	$(14,068)	$(6,005)	$—	$794,068	$103,956,808

PROXY VOTING POLICIES AND INFORMATION

MFS votes proxies on behalf of the fund pursuant to proxy voting policies and procedures that are available without charge, upon request, by calling 1-800-225-2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s Web site at http://www.sec.gov.

Information regarding how the fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available by August 31 of each year without charge by visiting mfs.com/proxyvoting, or by visiting the SEC’s Web site at http://www.sec.gov.

QUARTERLY PORTFOLIO DISCLOSURE

The fund will file a complete schedule of portfolio holdings with the Securities and Exchange Commission (the Commission) for the first and third quarters of each fiscal year on Form N-Q. A shareholder can obtain the quarterly portfolio holdings report at mfs.com. The fund’s Form N-Q is also available on the EDGAR database on the Commission’s Internet Web site at http://www.sec.gov, and may be reviewed and copied at the:

Public Reference Room

Securities and Exchange Commission

100 F Street, NE, Room 1580

Washington, D.C. 20549

Information on the operation of the Public Reference Room may be obtained by calling the Commission at 1-800-SEC-0330. Copies of the fund’s Form N-Q also may be obtained, upon payment of a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov or by writing the Public Reference Section at the above address.

FURTHER INFORMATION

From time to time, MFS may post important information about the fund or the MFS funds on the MFS web site (mfs.com). This information is available at https://www.mfs.com/en-us/what-we-do/announcements.html or at mfs.com/openendfunds by choosing the fund’s name.

INFORMATION ABOUT FUND CONTRACTS AND LEGAL CLAIMS

The fund has entered into contractual arrangements with an investment adviser, administrator, distributor, shareholder servicing agent, 529 program manager (if applicable), and custodian who each provide services to the fund. Unless expressly stated otherwise, shareholders are not parties to, or intended beneficiaries of these contractual arrangements, and these contractual arrangements are not intended to create any shareholder right to enforce them against the service providers or to seek any remedy under them against the service providers, either directly or on behalf of the fund.

Under the Trust’s By-Laws and Declaration of Trust, any claims asserted against or on behalf of the MFS Funds, including claims against Trustees and Officers, must be brought in state and federal courts located within the Commonwealth of Massachusetts.

PROVISION OF FINANCIAL REPORTS AND SUMMARY PROSPECTUSES

The fund produces financial reports every six months and updates its summary prospectus and prospectus annually. To avoid sending duplicate copies of materials to households, only one copy of the fund’s annual and semiannual report and summary prospectus may be mailed to shareholders having the same last name and residential address on the fund’s records. However, any shareholder may contact MFSC (please see back cover for address and telephone number) to request that copies of these reports and summary prospectuses be sent personally to that shareholder.

Save paper with eDelivery.

MFS® will send you prospectuses,

reports, and proxies directly via e-mail so you will get information faster with less mailbox clutter.

To sign up:

1. Go to mfs.com.

2. Log in via MFS® Access.

3. Select eDelivery.

If you own your MFS fund shares through a financial institution or a retirement plan, MFS® TALK, MFS® Access, or eDelivery may not be available to you.

CONTACT

WEB SITE

mfs.com

MFS TALK

1-800-637-8255

24 hours a day

ACCOUNT SERVICE AND LITERATURE

Shareholders

1-800-225-2606

Financial advisors

1-800-343-2829

Retirement plan services

1-800-637-1255

MAILING ADDRESS

MFS Service Center, Inc.

P.O. Box 55824

Boston, MA 02205-5824

OVERNIGHT MAIL

MFS Service Center, Inc.

c/o DST Asset Manager Solutions, Inc.

30 Dan Road

Canton, MA 02021-2809

ITEM 2.	CODE OF ETHICS.

During the period covered by this report, the Registrant has not amended any provision in its Code of Ethics (the “Code”) that relates to an element of the Code’s definitions enumerated in paragraph (b) of Item 2 of this Form N-CSR. During the period covered by this report, the Registrant did not grant a waiver, including an implicit waiver, from any provision of the Code.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable for semi-annual reports.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable for semi-annual reports.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable to the Registrant.

ITEM 6.	INVESTMENTS

A schedule of investments for each series of the Registrant is included as part of the report to shareholders of such series under Item 1 of this Form N-CSR.

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to the Registrant.

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to the Registrant.

ITEM 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable to the Registrant.

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There were no material changes to the procedures by which shareholders may send recommendations to the Board for nominees to the Registrant’s Board since the Registrant last provided disclosure as to such procedures in response to the requirements of Item 407 (c)(2)(iv) of Regulation S-K or this Item.

ITEM 11.	CONTROLS AND PROCEDURES.

(a)	Based upon their evaluation of the effectiveness of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as conducted within 90 days of the filing date of this report on Form N-CSR, the registrant’s principal financial officer and principal executive officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b)	There were no changes in the registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the second fiscal quarter of the period covered by the report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 12.	DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to the Registrant.

ITEM 13.	EXHIBITS.

(a)	File the exhibits listed below as part of this form. Letter or number the exhibits in the sequence indicated.

(1)	Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit.

(2)	A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2): Attached hereto.

(b)	If the report is filed under Section 13(a) or 15(d) of the Exchange Act, provide the certifications required by Rule 30a-2(b) under the Act (17 CFR 270.30a-2(b)), Rule 13a-14(b) or Rule 15d-14(b) under the Exchange Act (17 CFR 240.13a-14(b) or 240.15d-14(b)) and Section 1350 of Chapter 63 of Title 18 of the United States Code (18 U.S.C. 1350) as an exhibit. A certification furnished pursuant to this paragraph will not be deemed “filed” for the purposes of Section 18 of the Exchange Act (15 U.S.C. 78r), or otherwise subject to the liability of that section. Such certification will not be deemed to be incorporated by reference into any filing under the Securities Act of 1933 or the Exchange Act, except to the extent that the registrant specifically incorporates it by reference: Attached hereto.

Notice

A copy of the Amended and Restated Declaration of Trust, as amended, of the Registrant is on file with the Secretary of State of The Commonwealth of Massachusetts and notice is hereby given that this instrument is executed on behalf of the Registrant by an officer of the Registrant as an officer and not individually and the obligations of or arising out of this instrument are not binding upon any of the Trustees or shareholders individually, but are binding only upon the assets and property of the respective constituent series of the Registrant.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) MFS SERIES TRUST V

By (Signature and Title)*	DAVID L. DILORENZO
David L. DiLorenzo, President

Date: May 16, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	DAVID L. DILORENZO
David L. DiLorenzo, President (Principal Executive Officer)

Date: May 16, 2018

By (Signature and Title)*	JAMES O. YOST
James O. Yost, Treasurer (Principal Financial Officer and Accounting Officer)

Date: May 16, 2018

*	Print name and title of each signing officer under his or her signature.